E*TRADE EXTENDED MARKET INDEX FUND
SEMIANNUAL  REPORT


Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Extended Market Index Fund (the "Fund") for the half-year that ended June 30, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index (the "Index").* The Wilshire 4500 Index is composed of over 6,500 equity securities of issuers headquartered in the United States. The Wilshire 4500 Index is almost entirely comprised of common stocks listed on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market, excluding the 500 largest capitalization stocks. Many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-capitalization companies. The weightings of stocks in the Wilshire 4500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Master Portfolio ("Master Portfolio.") The Master Portfolio invests in a representative sample of the securities that comprise the Index.

For the six months ended June 30, 2000, the Fund returned 0.87%, while the Index gained 0.27%. The Fund has gained a cumulative 29.23% since inception on August 13, 1999. The Fund has returned 29.49% since September 1, 1999, compared to the Index's return of 29.12% for the same period.** The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Equity markets began the year dropping on the news of strong economic figures, a theme that would dominate the first half of 2000. The next six months witnessed some of the most volatile markets in history, with the NASDAQ logging both its largest intra-day price movement and its largest single-day loss during the month of April.

Higher-than-expected fourth quarter GDP figures renewed investor concerns about the possibility of higher interest rates. In response, markets tumbled in January, dragged down by the technology sector. However, the NASDAQ roared back in February, gaining over 15% for the month. The Federal Reserve Board raised interest rates in February and again in March, as strong economic numbers continued to surface. In a reversal of past trends, concerns about the economy drove investors away from technology stocks, and "old economy" stocks outpaced "new economy" shares for the next several months.

The second quarter opened with a court's ruling against Microsoft in an antitrust lawsuit, triggering a sell-off in the technology sector. The NASDAQ plummeted 7.64% on that day, its fifth largest decline in history. On April 14, higher-than-expected Consumer Price Index figures for March drove the NASDAQ down 9.67% or 355.49 points, marking its second-largest percentage decline and largest point drop ever. The move away from "new economy" stocks continued into May. A widely anticipated 0.50% increase in interest rates by the Federal Reserve on May 16 spurred further market declines. On May 23, the NASDAQ reached its year low of 3164.55, representing a 37.32% drop from its historic high on March 10. June brought a reprieve to the markets. Economic reports pointed toward a slowing economy, and the Federal Reserve Board left rates unchanged. Markets welcomed the relief from inflationary concerns by rebounding sharply. The NASDAQ, in particular, recovered 16.62% for the month.

The involvement of the Fund in the IPO market was a continuing trend across the first quarter. Successful IPOs included Web Methods in February, up 349% through June 30th. In addition, one of the market's best performers was 3COM Corp. whose strong returns are attributed to the IPO of the company's Palm Inc. unit. Poor market performance early in the second quarter caused some IPO listings to be either postponed or reduced in size before being priced. However, several successful IPO listings were logged during the second quarter as well: on April 12, Nuance Communications went public, rising 390%; Sonus Networks, listed on May 24, soared 586%; and Marvell Technology Group's listing on June 23 shot up 280%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period ended June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Extended Market Index Fund.

Sincerely, E*TRADE Funds

*Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Wilshire 4500 Equity Index(R)," "Wilshire 4500 Index(R)," and "Wilshire 4500(R)," are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

** The Fund began operations on August 13, 1999. Index Comparisons began on September 1, 1999.

EXTENDED INDEX MASTER PORTFOLIO
JUNE 30, 2000 (Unaudited)
Schedule of Investments

         Security                                         Shares       Value
         -----------------------------------------------------------------------

         COMMON STOCKS--96.30%
         ADVERTISING--0.63%
         -----------------------------------------------------------------------
         Ackerly Group Inc. (The)                          2,120        24,910
         APAC Customer Services Inc.                +      3,944        43,630
         Catalina Marketing Corp.                   +      1,217       124,134
         Cybergold Inc.                             +      2,900        27,006
         Cyrk International Inc.                    +      1,891         9,455
         Digital Impact Inc.                        +      1,703        24,055
         FreeShop.com Inc.                          +      3,600        21,375
         GenesisIntermedia.com Inc.                 +        400         6,425
         Getty Images Inc.                          +      2,466        91,396
         Grey Advertising Inc.                                55        28,600
         Ha-Lo Industries Inc.                      +      3,404        19,148
         Harte-Hanks Inc.                                  4,776       119,400
         K2 Design Inc.                             +        400         2,650
         Lamar Advertising Co.                      +      4,276       185,204
         Mediaplex Inc.                             +      1,900        36,694
         Modem Media Inc.                           +      1,100        13,681
         Obie Media Corp.                           +        220         1,760
         Penton Media Inc.                                 1,619        56,665
         R.H. Donnelley Corp.                       +      1,530        29,644
         Snyder Communications Inc.                 +      3,986        94,667
         TMP Worldwide Inc.                         +      5,310       391,944
         True North Communications Inc.                    3,115       137,060
         24/7 Media Inc.                            +      4,932        77,063
         -----------------------------------------------------------------------
                                                                     1,566,566
         -----------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.15%
         -----------------------------------------------------------------------
         AAR Corp.                                         1,340        16,079
         BE Aerospace Inc.                          +      2,187        15,036
         Ducommun Inc.                              +        413         4,930
         Fairchild Corp. (The) "A"                  +      1,431         6,976
         First Aviation Services Inc.               +      2,400        14,250
         GenCorp. Inc.                                     2,357        18,856
         Hawker Pacific Aerospace                   +      2,500        11,250
         HEICO Corp.                                         909        12,953
         HEICO Corp. "A"                                     852        10,437
         Kellstrom Industries Inc.                  +        433         2,003
         Kreisler Manufacturing Corp.               +      2,500        10,234
         Litton Industries Inc.                     +      3,233       135,786
         Orbital Sciences Corp.                     +      2,547        31,042
         Pemco Aviation Group Inc.                  +        700        11,287
         Primex Technologies Inc.                            876        19,272
         Sequa Corp. "A"                            +        564        21,538
         Teledyne Technologies Inc.                 +      1,800        30,150

         TransTechnology Corp.                               232         2,552
         Venturian Corp.                                     440         1,760
         -----------------------------------------------------------------------
                                                                       376,391
         -----------------------------------------------------------------------

         AGRICULTURE--0.02%
         -----------------------------------------------------------------------
         Delta & Pine Land Co.                             2,014        50,476
         -----------------------------------------------------------------------
                                                                        50,476
         -----------------------------------------------------------------------

         AIRLINES--0.37%
         -----------------------------------------------------------------------
         Airnet Systems Inc.                        +        519         2,368
         Airtran Holdings Inc.                      +      2,893        12,024
         Alaska Air Group Inc.                      +      2,172        58,916
         American West Holdings Corp. "B"           +      2,024        34,661
         Atlantic Coast Airlines Holdings           +      1,859        59,023
         Atlas Air Inc.                             +      2,004        71,894
         Continental Airlines Inc. "B"              +      3,964       186,308
         Midway Airlines Corp.                      +        517         2,650
         Midwest Express Holdings Inc.              +      1,230        26,445
         Northwest Airlines Corp. "A"               +      5,635       171,515
         Offshore Logistics Inc.                    +      2,591        37,246
         Petroleum Helicopters NV                            245         2,358
         SkyWest Inc.                                      1,384        51,295
         UAL Corp.                                         3,376       196,441
         -----------------------------------------------------------------------
                                                                       913,144
         -----------------------------------------------------------------------

         APPAREL--0.13%
         -----------------------------------------------------------------------
         Burlington Industries Inc.                 +      2,578         4,350
         Jones Apparel Group Inc.                   +      7,552       177,472
         Oshkosh B'gosh Inc. "A"                             812        13,297
         Phillips-Van Heusen Corporation                   2,403        22,828
         Stride Rite Corp.                                 4,777        29,259
         Unifi Inc.                                 +      4,132        51,133
         Warnaco Group Inc. "A"                            3,668        28,427
         -----------------------------------------------------------------------
                                                                       326,766
         -----------------------------------------------------------------------

         AUTO MANUFACTURERS--0.29%
         -----------------------------------------------------------------------
         Aftermarket Technology Inc.                +      1,845        15,682
         Alltrista Corp.                            +        348         7,439
         American Axle & Manufacturing Holdings Inc.+      3,100        43,981
         AO Smith Corp. "B"                                2,242        46,942
         Arvin Industries Inc.                             1,397        24,273
         Borg-Warner Automotive Inc.                       1,345        47,243
         Cannondale Corp.                           +        274         1,781
         CLARCOR Inc.                                      2,691        53,484
         Coachmen Industries Inc.                            741         8,521
         Collins Industries Inc.                             400         2,000
         Copart Inc.                                +      3,182        50,912
         Delco Remy International Inc.              +        869         7,224
         Dura Automotive Systems Inc.               +      1,322        14,294
         Exide Corp.                                       1,855        14,840
         FinishMaster Inc.                          +        300         1,819
         Hastings Manufacturing Co.                          100           850
         Hayes Lemmerz International Inc.           +      1,550        18,697
         Holiday RV Superstores Inc.                +        400         1,800
         IMPCO Technologies Inc.                    +        865        36,654

         JLG Industries Inc.                               3,972        47,167
         Keystone Automotive Industries Inc.        +        786         5,453
         Lithia Motors Inc. "A"                     +        425         5,684
         Monaco Coach Corp.                         +      1,835        25,002
         National RV Holdings Inc.                  +        576         6,048
         Noble International Ltd.                            300         2,325
         Oshkosh Truck Corp.                               1,307        46,725
         Regal-Beloit Corp.                                1,035        16,495
         Rush Enterprises Inc.                      +        397         2,208
         Simpson Industries Inc.                             772         5,814
         Sonic Automotive Inc.                      +      2,212        23,641
         Spartan Motors Inc.                                 562         2,353
         Standard Automotive Corp.                  +        200         1,525
         Standard Motor Products Inc.                      1,184        10,064
         Starcraft Corp.                            +      2,200        18,150
         Supreme Industries Inc.                    +        513         2,308
         TBC Corp.                                  +        882         4,079
         The Kroll-O'Gara Co.                       +      1,619        10,827
         Titan International Inc.                          2,171        11,533
         Ugly Duckling Corp.                        +        719         5,078
         United Auto Group Inc.                     +      1,064         9,709
         Wabash National Corp.                             2,427        28,972
         Winnebago Industries Inc.                         2,120        27,693
         -----------------------------------------------------------------------
                                                                       717,289
         -----------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.11%
         -----------------------------------------------------------------------
         Bandag Inc.                                       1,181        28,639
         Collins & Aikman Corp.                     +      6,000        31,125
         Federal-Mogul Corp.                               4,111        39,311
         Lear Corp.                                 +      3,683        73,660
         Meritor Automotive Inc.                           4,188        46,068
         Strattec Security Corp.                    +        206         6,695
         Superior Industries International Inc.            1,324        34,093
         Tenneco Automotive Inc.                           2,400        12,600
         -----------------------------------------------------------------------
                                                                       272,191
         -----------------------------------------------------------------------

         BANKS--4.09%
         -----------------------------------------------------------------------
         Abington Bancorp Inc.                               200         1,800
         Allegiant Bancorp Inc.                              285         2,636
         Alliance Bancorp                                    422         6,937
         AMB Financial Corp.                                 400         5,200
         Ambanc Holding Co. Inc.                             246         3,751
         AMCORE Financial Inc.                             1,295        23,715
         Ameriana Bancorp                                    156         1,540
         American Bancorp                                    140         1,715
         American Bank of Connecticut                        167         3,277
         American National Bankshares Inc.                   600         8,250
         Anchor Bancorp Wisconsin Inc.                     2,823        43,227
         Andover Bancorp Inc.                                239         6,886
         Area Bancshares Corp.                             1,900        42,394
         Arrow Financial Corp.                               287         4,305
         ASB Financial Corp.                                 400         3,800
         Associated Bancorp                                4,874       106,314
         Astoria Financial Corp.                           2,946        75,859
         Atlantic Financial Corp.                            186         2,371

         Banc Corp. (The)                           +      1,790        11,859
         BancFirst Corp.                                     415        13,072
         BancFirst Ohio Corp.                                292         4,782
         Bancorp Connecticut Inc.                            229         3,320
         Bancorp South Inc.                                4,398        61,847
         BancWest Corporation                              5,412        88,960
         Bank of South Carolina Corp.                        400         4,800
         Bank of the Ozarks                                  169         2,725
         Bank United Corp. "A"                             1,867        65,695
         BankAtlantic Bancorp Inc. "A"                         1             3
         Bankfirst Corp.                                     419         3,457
         Banknorth Group Inc.                              8,764       134,199
         Bar Harbor Bankshares                               163         2,486
         Bay State Bancorp Inc.                              113         2,444
         Bay View Capital Corp.                            1,442        14,145
         BB&T Corp.                                          424        10,123
         BCSB Bancorp Inc.                                   273         1,638
         Berkshire Bancorp Inc.                               95         3,182
         Big Foot Financial Corp.                            400         4,425
         BOK Financial Corp.                        +      3,921        68,863
         Boston Private Financial Holdings Inc.            1,300        13,081
         Bostonfed Bancorp Inc.                              192         2,712
         Brenton Banks Inc.                                  924        12,820
         Brodge View Bancorp                                 129         1,741
         Brookline Bancorp Inc.                            3,901        44,618
         Bryn Mawr Bank Corp.                                458         9,217
         BSB Bancorp Inc.                                    706        14,164
         BWC Financial Corp.                        +        200         3,800
         California Independent Bancorp                      367         8,258
         Camco Financial Corp.                               440         3,987
         Camden National Corp.                               802        10,827
         Capital Bank Corp.                         +        200         1,800
         Capital City Bank Group Inc.                        826        16,107
         Capital Corporation of the West            +        300         3,112
         Capital Crossing Bank                      +        181         1,855
         Capitol Bancorp Ltd.                                732         8,326
         Carolina Southern Bank                              159         1,828
         Cascade Bancorp                                     751         8,402
         Cascade Financial Corp.                    +        250         1,906
         Cathay Bancorp Inc.                                 901        41,784
         Cavalry Bancorp Inc.                                274         3,168
         CB Bancshares Inc./Hawaii                           131         3,226
         CCB Financial Corp.                               2,677        99,049
         CCBT Financial Companies Inc.                       334         5,250
         Cenit Bancorp Inc.                                  178         2,114
         Center Bancorp Inc.                                 210         4,567
         Central Coast Bancorp                      +        371         5,658
         Centura Banks Inc.                                2,756        93,532
         Century Bancorp Inc. "A"                            161         1,972
         CFS Bancorp Inc.                                    846         7,746
         Chemical Financial Corp.                          1,633        42,458
         Chester Valley Bancorp                              697        11,849
         Chittenden Corp.                                  1,549        37,854
         Citizens Banking Corp.                            2,343        38,037
         Citizens Financial Services Inc.                    225         2,587

         Citizens First Financial Corp.                      722         9,566
         City National Corp.                               3,012       106,918
         Civic Bancorp                              +        217         3,119
         CKF Bancorp Inc.                                    400         5,700
         CNB Financial Corp./NY                              780         8,190
         CNBT Bancshares Inc.                                319         4,267
         CNY Financial Corp.                                 239         4,421
         Coastal Bancorp Inc.                                262         3,766
         Coastal Financial Corp.                             843         8,219
         Codorus Valley Bancorp Inc.                         441         4,906
         Colonial BancGroup Inc.                           8,391        80,763
         Colorado Business Bankshares                        946        12,653
         Columbia Bancorp                                    204         1,836
         Comm Bancorp Inc.                                    98         2,670
         Commerce Bancorp Inc. NJ                          1,684        77,464
         Commerce Bancshares Inc.                          4,191       124,682
         Commercial Bank of New York                         237         2,785
         Commercial Bankshares Inc./FL                       173         3,071
         Commercial Federal Corp.                          2,908        45,256
         Commercial National Financial Corp./PA              261         4,372
         Commonwealth Bancorp Inc.                           542         6,436
         Community Bancorp Inc.                     +        420         2,730
         Community Bank Shares of Indiana Inc.               200         2,900
         Community Bank System Inc.                          269         5,968
         Community Banks Inc.                                264         5,445
         Community Bankshares Inc.                           611         7,027
         Community Bankshares Inc./VA                        161         2,898
         Community Financial Corp./VA                        400         3,500
         Community First Banking Co.                         123         2,029
         Community First Bankshares Inc.                   2,411        39,329
         Community Savings Bankshares                        844         9,600
         Community West Bancshares                           400         2,200
         Compass Bancshares Inc.                           7,559       128,975
         Cooperative Bankshares Inc.                         400         3,400
         Cornerstone Bancorp Inc.                            100         1,175
         CORUS Bankshares Inc.                             1,651        43,648
         CoVest Bancshares Inc.                              200         2,100
         Cullen/Frost Bankers Inc.                         3,888       102,303
         CVB Financial Corp.                               2,516        39,784
         Delphos Citizens Bancorp Inc.                       400         4,875
         Desert Community Bank                               354         6,018
         Dime Bancorp Inc.                                 7,491       117,983
         Downey Financial Corp.                            1,258        36,482
         Drovers Bancshares Corp.                            285         4,382
         Eagle Bancshares Inc.                               211         2,400
         East Texas Financial Services Inc.                  400         3,300
         East West Bancorp Inc.                            1,200        17,250
         Eastern Virginia Bankshares                         690        10,350
         EFC Bancorp Inc.                                    335         3,141
         Elmira Savings Bank FSB                             359         6,464
         Equitable Bank                             +        420         5,171
         ESB Financial Corp.                                 880         8,800
         F&M National Corp.                                3,008        63,168
         F.N.B. Corp.                                      2,303        47,499
         Farmers Capital Bank Corp.                          578        17,557

         FCNB Corp.                                          688        12,427
         FFD Financial Corp.                                 400         3,800
         FFLC Bancorp Inc.                                   164         2,070
         FFW Corp.                                           400         4,725
         FFY Financial Corp.                                 288         3,168
         Fidelity Bancorp Inc.                               107         1,859
         Fidelity Bancorp Inc./PA                            400         4,700
         Fidelity Bankshares Inc.                            750        11,531
         Fidelity National Corp.                             363         2,223
         Finger Lakes Financial Corp.                        200         1,400
         First Bancorp North Carolina                        652         9,046
         First Banks America Inc.                   +        198         3,663
         First Bankshares Inc.                               400         3,950
         First Bell Bancorp Inc.                             229         3,492
         First Busey Corp. "A"                               606         9,961
         First Citizens BancShares Inc.                      909        54,085
         First Commonwealth Financial Corp.                2,868        25,991
         First Community Financial Corp.                     200         3,412
         First Defiance Financial Corp.                      301         2,427
         First Essex Bancorp Inc.                            278         4,431
         First Federal Bancorp Inc.                 +        600         4,237
         First Federal Bancorp Inc./OH                       600         3,600
         First Federal Bancshares of Arkansas                204         3,009
         First Federal Bankshares Inc.                       529         4,166
         First Federal Financial of Kentucky                 552        10,488
         First Federal of East Hartford                      138         4,088
         First Financial Bancorp                           3,610        71,072
         First Financial Corp.                               400         4,100
         First Franklin Corp.                                400         3,350
         First Georgia Holding Inc.                          900         3,712
         First Independence Corp.                            400         3,800
         First Keystone Financial Inc.                       400         3,950
         First Mariner Bancorp                               400         2,200
         First Merchants Corp.                               771        16,336
         First Midwest Bancorp Inc.                        3,048        70,866
         First Midwest Financial Inc.                        400         3,700
         First Mutual Bancshares Inc.                        220         2,200
         First Niagara Financial Group Inc.                1,331        12,478
         First Northern Capital Corp.                        324         4,333
         First Oak Brook Bancshares "A"                      164         2,234
         First of Long Island Corp.                          314        10,637
         First Place Financial Corp.                         700         7,525
         First Savings Bancorp Inc.                          166         2,697
         First Security Corp.                             11,477       155,657
         First Security Financial Inc.                       400         5,150
         First Sentinel Bancorp Inc.                       4,730        38,875
         1st Source Corp.                                  1,947        30,544
         First South Bancorp Inc.                            182         3,572
         First Southern Bancshares                           400         3,300
         First State Bancorp                                 228         2,337
         1st State Bancorp Inc.                              200         4,100
         First Tennessee National Corp.                    7,837       129,800
         First United Corp.                                  727         7,906
         First Virginia Banks Inc.                         2,740        95,386
         First West Virgina Bancorp Inc.                     240         3,420

         Firstbank Corp.                                   1,333        24,744
         Firstfed America Bancorp Inc.                       289         3,342
         FirstFed Financial Corp.                   +        945        13,348
         FirstMerit Corp.                                  4,890       104,524
         FirstSpartan Financial Corp.                        146         2,518
         Flag Financial Corp.                              1,000         4,437
         Florida Banks Inc.                         +        400         2,175
         FloridaFirst Bancorp                                400         3,150
         Flushing Financial Corp.                            414         6,313
         FMS Financial Corp.                               1,000         7,375
         FNB Corp./North Carolina                            534         5,273
         FNB Financial Services Corp.                        153         1,989
         Foothill Independent Bancorp                        820         7,585
         Frontier Financial Corp.                          1,204        22,123
         FSF Financial Corp.                                 400         4,800
         Fulton Financial Corp.                            5,245        92,771
         FVNB Corp.                                          406        13,702
         GA Financial Inc.                                   263         3,123
         Gaston Federal Bancorp Inc.                         201         2,048
         GBC Bancorp                                         633        18,515
         German American Bancorp                             334         4,843
         GFSB Bancorp Inc.                                   400         5,450
         Gold Bancorp Inc.                                 1,378         6,890
         Golden State Bancorp Inc.                  +      8,156       146,808
         Granite State Bankshares Inc.                       218         3,297
         Great Southern Bancorp Inc.                         289         5,021
         Greater Bay Bancorp                                 729        34,081
         Greater Community Bancorp                           410         3,382
         Greater Delaware Valley Savings Bank                200         1,487
         Greenpoint Financial Corp.                        7,080       132,750
         GS Financial Corp.                                  400         4,925
         Guaranty Bancshares Inc.                            300         3,337
         Guaranty Federal Bancshares Inc.                    400         4,050
         Guaranty Financial Corp.                            400         3,000
         Habersham Bancorp                                   400         4,100
         Hallmark Capital Corp.                              200         1,825
         Hamilton Bancorp Inc.                      +        970        16,975
         Hancock Holding Co.                               1,168        39,712
         Harbor Florida Bancshares Inc.                    1,383        14,435
         Hardin Bancorp Inc.                                 200         2,725
         Harleysville National Corp.                         481        15,753
         Harleysville Savings Finance Corp.                  506         7,337
         Harrington Financial Group Inc.                     600         3,900
         Hawthorne Financial Corp.                  +        700         5,425
         Heritage Bancorp Inc.                      +        800         4,200
         Heritage Bancorp Inc./SC                            170         2,890
         Heritage Financial Corp.                            443         3,849
         HF Financial Corp.                                  212         1,908
         Hibernia Corp. "A"                               11,096       120,669
         Highland Bancorp Inc.                               282         6,874
         Hingham Institution for Savings                     400         5,250
         HMN Financial Inc.                                  241         2,651
         Home Bancorp                                         97         1,710
         Home City Financial Corp.                           400         3,750
         Home Federal Bancorp                                189         3,118

         Home Financial Bancorp                              600         3,375
         Hopfed Bancorp Inc.                                 180         1,721
         Horizon Financial Corp.                             276         2,484
         Hudson City Bancorp Inc.                          6,800       116,025
         Hudson River Bancorp Inc.                           658         7,814
         Hudson United Bancorp                             2,838        63,678
         IBERIABANK Corp.                                    253         3,890
         Imperial Bancorp                           +      2,420        37,813
         Independence Community Bank Corp.                 3,455        45,779
         Independence Federal Savings Bank                   400         4,000
         Independent Bank Corp. - MA                         548         6,199
         Independent Bank Corp. - MI                         978        13,264
         Indiana United Bancorp                              576         9,216
         Industrial Bancorp Inc.                             180         2,137
         IndyMac Mortgage Holdings Inc.                    5,638        76,465
         Integra Bank Corp.                                1,697        28,849
         Interchange Financial Services Corp.                636         8,347
         International Bancshares Corp.                      987        32,201
         Investors Financial Services Corp.                2,200        87,312
         Iroquois Bancorp Inc.                               200         6,537
         Irwin Financial Corp.                             2,369        34,202
         iStar Financial Inc.                              3,970        83,122
         ITLA Capital Corp.                         +        700        10,150
         Jacksonville Savings Bank                           400         3,200
         James River Bankshares Inc.                         200         2,200
         Jefferson Savings Bancorp Inc.                    1,071        11,714
         Kankakee Bancorp Inc.                               382         7,926
         Keystone Financial Inc.                           2,401        51,021
         Klamath First Bancorp Inc.                          365         4,283
         Lakeland Financial Corp.                            313         3,599
         Lamar Capital Corp.                                 400         3,275
         Leeds Federal Bankshares Inc.                       232         2,421
         Lexington B & L Financial Corp.                     400         3,850
         Logansport Financial Corp.                          400         3,925
         LSB Bancshares Inc.                                 321         3,932
         M&T Bank Corp.                                      451       202,950
         MAF Bancorp Inc.                                  2,636        47,942
         Mahaska Investment Co.                            1,062         8,894
         Main Street Bancorp Inc.                            100           887
         Marathon Financial Corp.                            400         2,025
         Marshall & Ilsley Corp.                           6,645       275,767
         Massbank Corp.                                      330         9,240
         Medallion Financial Corp.                         1,016        15,685
         Medford Bancorp Inc.                                321         4,534
         Mercantile Bankshares Corp.                       4,694       139,940
         Merchants Bancshares Inc.                           462         9,009
         Merchants New York Bancorp Inc.                   2,168        37,262
         Merrill Merchants Bancshares Inc.                   309         3,476
         Metrocorp Bancshares Inc.                           513         3,527
         Metropoitan Financial Corp.                +      1,200         5,700
         MetroWest Bank                                      637         3,503
         MFB Corp.                                           400         6,525
         Mid Coast Bancorp                                   630         9,726
         Mid Penn Bancorp Inc.                               229         4,179
         MidAmerica Bancorp                                1,270        31,750

         Midwest Banc Holdings Inc.                          415         5,758
         Mississippi Valley Bancshares Inc.                  424        10,282
         MNB Bancshares Inc.                                 420         3,360
         Monterey Bay Bancorp Inc.                           167         1,503
         Montgomery Financial Corp.                          200         1,700
         National Bancorp of Alaska Inc.                   2,076        74,476
         National Bancshares Corp. of Texas         +        188         2,561
         National City Bancorp                               326         4,727
         National Commerce Bancorp                         7,015       112,678
         National Penn Bancshares Inc.                     1,698        35,021
         Net.B@nk Inc.                              +      2,478        30,820
         North Central Bancshares Inc.                       138         1,915
         North Fork Bancorp                               10,208       154,396
         Northeast Bancorp                                   716         5,728
         Northeast Indiana Bancorp Inc.                      440         5,060
         Northern States Financial Corp.                     464         8,816
         Northway Financial Inc.                             309         6,798
         Northwest Bancorp Inc.                            5,896        40,535
         Norwood Financial Corp.                             200         3,500
         NS & L Bancorp                                      480         4,860
         NSD Bancorp Inc.                                    554         8,310
         Nutmeg Federal Savings & Loan                       210         1,601
         Oak Hill Financial Inc.                             196         2,744
         OceanFirst Financial Corp.                          544        10,030
         Ocwen Financial Corp.                      +      6,716        37,358
         Ohio Valley Bancorp                                 326         8,476
         Old National Bancorp                              4,066       119,185
         Old Second Bancorp Inc.                             224         4,746
         Omega Financial Corp.                               401        10,125
         One Valley Bancorp Inc.                           2,553        79,781
         Oregon Trail Financial Corp.                        200         2,225
         Ottawa Financial Corp.                              685        11,650
         PAB Bankshares Inc.                                 471         4,887
         Pacific Capital Bancorp                           1,480        37,093
         Pacific Century Financial Corp.                   4,588        67,100
         Pamrapo Bancorp Inc.                                127         2,445
         Park National Corp.                                 536        48,642
         Parkvale Financial Corp.                            633        10,919
         Pathfinder Bancorp Inc.                             400         2,600
         Patriot Bank Corp.                                  228         1,582
         Peekskill Financial Corp.                           400         8,700
         Pennfed Financial Services Inc.                     339         4,788
         Pennsylvania Commerce Bancorp Inc.         +        267         6,008
         Peoples Bancorp Inc.                                255         3,570
         Peoples Bancorp/Auburn                              145         1,994
         People's Bancshares Inc.                            200         3,050
         Peoples Banctrust Co. Inc.                          689         7,923
         People's Bank                                     4,591        84,360
         Peoples Bank / Catawba NC                           511         6,515
         Peoples Financial Corp./OH                          200         1,125
         Peoples Holding Co.                                 215         4,300
         Permanent Bancorp Inc.                              200         4,000
         PHS Bancorp Inc.                                    400         3,350
         Pinnacle Bancshares Inc.                            800         7,200
         Pittsburgh Financial Corp.                          400         3,300

         Popular Inc.                                      8,268       157,609
         Premier Financial Bancorp                           234         1,521
         Princeton National Bancorp                          171         2,095
         Progress Financial Corp.                            246         3,044
         Prosperity Bancshares Inc.                          231         3,725
         Provident Bankshares Corp.                        2,560        34,560
         Provident Financial Group Inc.                    2,664        63,436
         Provident Financial Holdings Inc.          +        200         2,787
         PVF Capital Corp.                                   220         2,159
         Quad City Holdings Inc.                    +        200         3,225
         Quaker City Bancorp Inc.                   +        700        10,762
         Queens County Bancorp Inc.                        2,151        39,659
         R&G Financial Corp. "B"                             374         2,969
         Redwood Empire Bancorp                              151         2,718
         Republic Bancorp Inc.                             4,240        37,898
         Republic Bancorp Inc. KY "A"                        540         5,434
         Republic Bancshares Inc.                   +        454         5,448
         Republic First Bancorp Inc.                +        248         1,147
         Republic Security Financial Corp.                 5,615        28,075
         Resource Bankshares Corp.                           200         1,725
         Richmond County Financial Corp.                   1,600        30,600
         Riggs National Corp.                              2,971        37,509
         Riverview Bancorp                                   259         2,072
         Roslyn Bancorp Inc.                               4,952        82,250
         Royal Bancshares of Pennsylvania "A"                812        13,601
         S&T Bancorp Inc.                                  1,236        22,557
         Santander Bancorp                                 3,770        48,067
         Savannah Bancorp Inc. (The)                         336         6,468
         Seacoast Banking Corp. of Florida                   184         4,968
         Second Bancorp Inc.                                 573         8,702
         Security Capital Group "B"                 +      3,373        57,341
         Shoreline Financial Corp.                           443         5,262
         Silicon Valley Bancshares                  +      2,446       104,261
         Simmons First National Corp. "A"                    611        13,671
         Six Rivers National Bank                   +        200         2,600
         SJNB Financial Corp.                                110         3,080
         Sky Financial Group Inc.                          5,586        89,025
         SNB Bancshares Inc.                                 200         3,000
         Sound Federal Bancorp                               233         1,951
         South Alabama Bancorp                               840         8,505
         South Financial Group Inc. (The)                  4,373        63,404
         Southside Bankshares Corp.                          320         2,380
         Southwest Bancorp Inc.                              440         7,095
         Southwest Bancorp of Texas Inc.            +      1,438        29,838
         Southwest Georgia Financial Corp.                   134         2,119
         Sovereign Bancorp Inc.                           14,232       100,069
         State Bancorp Inc.                                  814        10,281
         State Financial Services Corp. "A"                  371         3,548
         StateFed Financial Corp.                            200         1,850
         Staten Island Bancorp Inc.                        1,992        35,109
         Sterling Bancorp-NY                                 318         5,009
         Sterling Bancshares Inc./TX                       2,095        22,652
         Sterling Financial Corp. (PA)                       796        15,771
         Sterling Financial Corp./Spokane           +        360         4,140
         Suffolk Bancorp                                     224         5,852

         Summit Bancshares Inc. (Texas)                      640        11,040
         Summit Financial Corp.                     +        210         2,100
         Sun Bancorp Inc.                                    252         3,528
         Sun Bancorp Inc. "B"                       +        783         4,700
         Susquehanna Bancshares Inc.                       1,704        24,282
         SY Bancorp Inc.                                     242         4,991
         TCF Financial Corp.                               5,587       143,516
         Team Financial Inc.                                 300         2,437
         Texas Regional Bancshares "A"                     1,544        39,179
         TF Financial Corp.                                  129         1,758
         Thistle Group Holdings Co.                          402         2,789
         TIB Financial Corp.                                 300         3,094
         Timberland Bancorp Inc.                             267         2,887
         Tompkins County Trustco Inc.                        282         6,979
         TriCo Bancshares                                    659        10,873
         Troy Financial Corp.                                700         6,912
         Trust Company of New Jersey (The)                 2,085        38,051
         TrustCo Bank Corp. NY                             4,496        56,200
         Trustmark Corp.                                   4,956        86,420
         Twin City Bancorp Inc.                              400         6,025
         UMB Financial Corp.                               1,697        55,683
         Union Bankshares Corp.                              776         8,245
         Union Community Bancorp                             300         3,300
         UnionBanCal Corporation                          10,039       186,349
         United Bancorp Inc./Ohio                            131         1,310
         United Bankshares Inc.                            2,124        38,630
         United National Bancorp./NJ                       1,684        30,944
         United Security Bancorp                    +        880         8,470
         Unity Bancorp Inc.                                  300         1,162
         USBancorp Inc. - PA                                 503         1,792
         Vail Banks Inc.                                     359         3,410
         Valley National Bancorp                           4,351       105,784
         VIB Corp.                                  +      1,346         8,076
         Virginia Capital Bancshares Inc.                    700        10,675
         Virginia Commerce Bancorp Inc.             +        484         6,413
         Vista Bancorp Inc.                                  604         8,456
         W Holding Co. Inc.                                4,589        37,859
         Warren Bancorp Inc.                                 354         2,522
         Warwick Community Bancorp                           243         2,886
         Washington Federal Inc.                           2,707        49,403
         Webster Financial Corp.                           2,568        56,977
         WesBanco Inc.                                     2,035        49,349
         Westamerica Bancorp                               1,808        47,234
         WestCorp Inc.                                     3,331        39,764
         Westerfed Financial Corp.                           206         2,974
         Western Ohio Financial Corp.                         96         1,488
         WHG Bancshares Corp.                                400         3,350
         Whitney Holding Corp.                             1,845        63,076
         Wilmington Trust Corp.                            1,796        76,779
         Winton Financial Corp.                              300         2,737
         Wintrust Financial Corp.                            300         4,631
         WSFS Financial Corp.                                437         4,561
         WVS Financial Corp.                                 159         1,838
         Yardville National Bancorp                          822         8,734
         York Financial Corp.                                370         4,528

         Zions Bancorp                                     4,998       229,361
         -----------------------------------------------------------------------
                                                                    10,207,480
         -----------------------------------------------------------------------

         BEVERAGES--0.44%
         -----------------------------------------------------------------------
         Agribrands International Inc.              +        877        36,779
         Alico Inc.                                          759        12,049
         AMCON Distributing Co.                              220         1,169
         Beringer Wine Estates Holdings Inc. "B"    +      1,008        35,595
         Bridgeford Food Corp.                             1,119        13,428
         Bush Boake Allen Inc.                      +        962        42,087
         Cagle's Inc. "A"                                    614         4,605
         Canandaigua Brands Inc. "A"                +        899        45,343
         Chalone Wine Group Ltd.                    +      1,120         8,960
         Coca-Cola Bottling Co.                              474        21,567
         Del Monte Foods Co.                        +      2,596        17,685
         Dreyer's Grand Ice Cream Inc.                     1,221        25,641
         Farmer Brothers Co.                                  86        15,050
         Fresh Del Monte Produce Inc.               +      2,629        18,074
         Gardenburger Inc.                          +        319         1,794
         Geerlings & Wade Inc.                      +        200           606
         Golden State Vintners Inc. "B"             +        229           945
         Green Mountain Coffee Inc.                 +      1,200        20,925
         Holt's Cigar Holdings Inc.                 +      2,346        13,343
         Horizon Organic Holding Corp.              +        954        10,136
         J & J Snack Foods Corp.                    +        332         5,934
         M&F Worldwide Corp.                        +      1,561         8,781
         Maui Land & Pineapple Co.                           321         7,263
         Midwest Grain Products, Inc.               +      1,057         8,786
         Nash Finch Co.                                      418         3,448
         National Beverage Corp.                    +        681         5,618
         Odwalla Inc.                               +        100           712
         Pepsi Bottling Group Inc.                         9,800       286,037
         Performance Food Group Co.                 +        862        27,584
         Pilgrim's Pride Corp. "B"                         1,234         8,792
         Ralcorp Holdings Inc.                      +      2,028        24,843
         Riviana Foods Inc.                                  667        11,631
         Robert Mondavi Corp. (The) "A"             +        762        23,384
         Sanderson Farms Inc.                              1,029         8,232
         Seaboard Corp.                                      166        28,552
         Seneca Foods Corp. "A"                     +        400         4,650
         Smart & Final Inc.                         +      2,130        16,374
         Smithfield Foods Inc.                      +      3,479        97,629
         SonomaWest Holdings Inc.                   +        400         2,450
         Suprema Specialties Inc.                   +        400         3,750
         Sylvan Inc.                                +        985         9,111
         Tasty Baking Company                                988        12,659
         United Natural Foods Inc.                  +      1,913        26,304
         Whitman Corp.                                     9,213       114,011
         WLR Foods Inc.                             +      1,405         6,498
         -----------------------------------------------------------------------
                                                                     1,098,814
         -----------------------------------------------------------------------

         BIOTECHNOLOGY--2.22%
         -----------------------------------------------------------------------
         ACLARA BioSciences Inc.                    +      1,940        98,819
         Affymetrix Inc.                            +      1,627       268,658
         Ariad Pharmaceuticals Inc.                 +      1,900        25,294

         Avant Immunotherapeutics Inc.              +      2,900        30,631
         Chiron Corp.                               +     11,693       555,417
         Diversa Corp.                              +      1,787        59,194
         Exelixis Inc.                              +      1,613        53,834
         Gene Logic Inc.                            +      1,500        53,531
         Genentech Inc.                             +      5,300       911,600
         Genzyme General Division                   +      5,009       297,722
         IDEC Pharmaceuticals Corp.                 +      2,688       315,336
         Immunex Corp.                              +     31,368     1,550,755
         LJL Biosystems Inc.                        +        900        17,437
         Maxygen Inc.                               +      1,762       100,021
         Millennium Pharmaceuticals Inc.            +      5,846       654,021
         Nanogen Inc.                               +      1,700        72,144
         Nexell Therapeutics Inc.                   +      1,425        21,197
         PE Corp. (Celera Genomics Group)           +      3,600       336,600
         Sequenom Inc.                              +      1,287        58,398
         Targeted Genetics Corp.                    +      2,200        32,725
         Xoma Ltd.                                  +      5,334        22,836
         -----------------------------------------------------------------------
                                                                     5,536,170
         -----------------------------------------------------------------------

         BUILDING MATERIALS--0.49%
         -----------------------------------------------------------------------
         AMCOL International Corp.                         1,498        24,717
         American Standard Companies Inc.           +      4,345       178,145
         Andersons Inc.                                    1,001         9,509
         Barnett Inc.                               +      1,597        16,369
         CapRock Communications Corp.               +      2,194        42,783
         CARBO Ceramics Inc.                                 838        29,435
         Centex Construction Products Inc.                   909        20,623
         Chemed Corp.                                      1,162        32,754
         Comfort Systems USA Inc.                   +      4,359        17,436
         Continental Materials Corp.                +        100         1,675
         Dal-Tile International Inc.                +      2,596        21,417
         Elcor Corp.                                         970        22,310
         Florida Rock Industries Inc.                        945        33,666
         Integrated Electrical Services Inc.        +      3,692        18,922
         International Smart Sourcing Inc.          +        200         1,475
         Johns Manville Corp.                             10,295       135,765
         Lafarge Corp.                                     4,701        98,721
         Martin Marietta Materials Inc.                    3,183       128,713
         Modine Manufacturing Co.                          1,524        41,148
         Noland Co.                                          136         2,312
         Plymouth Rubber Co. Inc. "A"               +        400         1,950
         Puerto Rican Cement Co. Inc.                        198         5,507
         Rayonier Inc.                                     1,646        59,050
         Rock of Ages Corp.                         +        174           859
         Southdown Inc.                                    2,122       122,545
         Swiss Army Brands Inc.                     +        353         1,809
         United States Lime & Minerals Inc.                  600         4,125
         USG Corp.                                         3,423       103,974
         Wickes Inc.                                +        500         2,969
         Wolohan Lumber Co.                                  262         2,685
         York International Corp.                          1,992        52,041
         -----------------------------------------------------------------------
                                                                     1,235,409
         -----------------------------------------------------------------------

         CHEMICALS--1.09%
         -----------------------------------------------------------------------

         Aceto Corp.                                         299         3,289
         Advanced Technical Products Inc.           +        200           762
         AEP Industries Inc.                        +        445        11,236
         Airgas Inc.                                +      3,751        21,334
         Albemarle Corp.                                   2,402        47,439
         American Pacific Corp.                     +        367         2,064
         American Vanguard Corp.                             220         1,787
         Applied Extrusion Tech Inc.                +        496         2,604
         Arch Chemicals Inc.                               2,100        45,937
         Atlantis Plastics Inc. "A"                 +        600         3,675
         Balchem Corp. "B"                                   200         2,250
         Brady Corp. "A"                                   1,407        45,727
         Brunswick Technologies Inc.                +      1,700        14,291
         Cabot Corp.                                       4,577       124,723
         Cabot Microelectronics Corp.               +      1,267        57,965
         Cambrex Corp.                                     4,790       215,550
         CFC International Inc.                     +        800         6,200
         Chase Corp.                                         100         1,050
         ChemFirst Inc.                                    2,141        51,652
         Church & Dwight Co. Inc.                          2,224        40,032
         CPAC Inc.                                           303         2,272
         Crompton Corp.                                    6,906        84,598
         Cytec Industries Inc.                      +      3,235        79,864
         Detrex Corp.                               +        200           750
         Dexter Corp. (The)                                1,241        59,568
         Ferro Corp.                                       1,885        39,585
         Flamemaster Corp. (The)                             200         1,475
         Foamex International Inc.                  +      2,122        12,865
         Fuller (H. B.) Co.                                  725        33,033
         Gentek Inc.                                         933        10,438
         Geon Co.                                          1,245        23,032
         Georgia Gulf Corp.                                1,579        32,863
         Hanna (M.A.) Co.                                  2,418        21,762
         Hawkins Chemical Inc.                               418         3,292
         Home Products International Inc.           +        456         1,767
         IMC Global Inc.                                   7,815       101,595
         International Specialty Products Inc.      +      3,376        19,201
         JLM Industries Inc.                        +      2,200         7,700
         Lilly Industries Inc. "B"                         3,138        94,336
         Lubrizol Corp.                                    3,866        81,186
         Lyondell Chemical Co.                             7,042       117,953
         MacDermid Inc.                                    1,924        45,214
         McWhorter Technologies Inc.                +        381         7,406
         Millennium Chemicals Inc.                         3,774        64,158
         Minerals Technologies Inc.                        1,185        54,510
         Mississippi Chemical Corp.                        2,577        12,241
         Myers Industries Inc.                             2,700        29,025
         Nanophase Technologies Corp.               +        900         9,394
         NL Industries Inc.                                2,732        41,663
         Northern Technologies International Corp.           100           625
         Olin Corp.                                        2,793        46,084
         OM Group Inc.                                     1,260        55,440
         Omnova Solutions Inc.                             2,357        14,731
         Penford Corp.                                       771        16,576
         Raven Industries Inc.                               210         2,940

         RPM Inc.                                          6,047        61,226
         Schulman Inc. "A"                                 1,588        19,155
         Scotts Co. (The)"A"                       +      2,635        96,177
         Solutia Inc.                                      7,227        99,371
         Spartech Corp.                                    1,702        45,954
         Spinnaker Industries Inc.                  +        168         1,512
         Spinnaker Industries Inc. "A"              +        159         1,570
         Surmodics Inc.                             +        324         8,424
         Syntroleum Corp.                           +      1,592        27,263
         Triple S Plastics Inc.                     +        200         4,850
         Tuscarora Inc.                                      350         5,469
         U.S. Plastic Lumber Co.                    +      1,954         8,610
         Uniroyal Technology Corp.                  +      2,720        30,090
         Valhi Inc.                                        6,622        68,703
         Valspar Corp.                                     3,055       103,106
         Vertex Pharmaceuticals Inc.                +      1,633       172,077
         Vulcan International Corp.                          200         6,600
         Wellman Inc.                                      1,400        22,663
         West Pharmaceutical Services Inc.                   771        16,673
         -----------------------------------------------------------------------
                                                                     2,728,202
         -----------------------------------------------------------------------

         COAL--0.02%
         -----------------------------------------------------------------------
         CONSOL Energy Inc.                                4,000        60,500
         -----------------------------------------------------------------------
                                                                        60,500
         -----------------------------------------------------------------------

         COMMERCIAL SERVICES--3.79%
         -----------------------------------------------------------------------
         Aaron Rents Inc. "A"                              1,271        19,859
         Ablest Inc.                                +        800         4,200
         ABM Industries Inc.                               1,456        33,488
         ACMAT Corp. "A"                            +        300         2,400
         ACNielsen Corp.                            +      3,255        71,610
         Administaff Inc.                           +        835        53,022
         ADVO Inc.                                  +      1,402        58,884
         AHL Services Inc.                          +        930         5,696
         Ambassadors International Inc.             +        965        15,199
         Amtran Inc.                                +        737         9,166
         Angelica Corp.                                      322         2,576
         AnswerThink Consulting Group Inc.          +      2,281        37,922
         Apollo Group Inc.                          +      4,463       124,964
         Applied Anlytical Industries Inc.          +      1,732        16,616
         Applied Graphics Technologies Inc.         +      2,725        11,581
         Arch Capital Group Ltd.                    +      2,263        33,804
         ASI Solutions Inc.                         +      5,400        45,225
         @plan Inc.                                 +        700         4,594
         Atrix Laboratories Inc.                    +      1,316        12,337
         Aurora Biosciences Corp.                   +      1,226        83,598
         AXENT Technologies Inc.                    +      3,116        77,316
         Barrett Business Services Inc.             +      1,000         5,906
         Barringer Technologies Inc.                +        640         4,400
         Berlitz International Inc.                 +        351         3,159
         Bestway Inc.                               +      1,400         8,400
         Billing Concepts Corp.                     +      3,028        13,437
         Bioreliance Corp.                          +      1,449         7,064
         Bio-Technology General Corp.               +      2,779        36,648
         Blount International Inc.                  +      3,065        23,564

         Blue Rhino Corp.                           +      1,881        15,166
         Bowne & Co. Inc.                                  3,746        37,694
         Breakaway Solutions Inc.                   +      2,000        54,000
         Bright Horizons Family Solutions Inc.      +      1,019        21,781
         Burns International Services Corp.         +      1,052        13,150
         Business Resource Group                    +        400         2,550
         Butler International Inc.                  +        900         7,650
         Cadmus Communications Corp.                         890         8,677
         Capital Senior Living Corp.                +        727         2,136
         Caremark Rx Inc.                           +     12,304        83,821
         Catalytica Inc.                            +      3,661        40,271
         CDI Corp.                                  +      1,362        27,751
         Celgene Corp.                              +      4,215       248,158
         Central Parking Corp.                             2,522        59,740
         Cephalon Inc.                              +      1,759       105,320
         Cerner Corp.                               +      1,867        50,876
         Charles River Associates Inc.              +        372         6,557
         Childtime Learning Centers Inc.            +        700         4,637
         Circle.com                                 +      1,621         5,977
         Collateral Therapeutics Inc.               +        887        22,494
         COMARCO Inc.                               +        197         6,402
         Comdisco Inc.                                     9,600       214,200
         Concepts Direct Inc.                       +        200         1,987
         Concord EFS Inc.                           +     13,226       343,876
         Conrad Industries Inc.                     +        300         1,950
         Consolidated Graphics Inc.                 +        726         6,806
         COR Therapeutics Inc.                      +      1,596       136,159
         Corinthian Colleges Inc.                   +        600        14,062
         Cornell Corrections Inc.                   +      1,327        10,616
         Corporate Executive Board Co. (The)        +        700        41,912
         Correctional Services Corp.                +      1,387         5,461
         CSS Industries Inc.                        +        480         9,810
         Cubist Pharmaceuticals Inc.                +      1,544        76,042
         CuraGen Corp.                              +      2,300        87,544
         CV Therapeutics Inc.                       +      1,000        69,312
         DeVry Inc.                                 +      4,001       105,776
         Diamond Technology Partners Inc.           +      1,163       102,344
         Digital Courier Tech Inc.                  +      3,497        22,293
         Earl Scheib Inc.                           +      1,000         3,125
         eBenx Inc.                                 +      1,510        31,993
         Edison Schools Inc.                        +      1,900        44,056
         Education Management Corp.                 +      2,005        36,215
         Emergent Information Technologies Inc.     +        739         1,570
         Emisphere Technologies Inc.                +      1,405        59,866
         Encompass Service Corp.                    +      4,456        25,622
         EntreMed Inc.                              +        778        23,291
         Exponent Inc.                              +        300         2,512
         First Consulting Group Inc.                +      2,194        12,204
         First Health Group Corp.                   +      3,121       102,408
         Franklin Covey Co.                         +      1,025         7,111
         FTI Consulting Inc.                        +        600         6,300
         FYI Inc.                                   +      1,606        54,102
         G & K Services Inc. "A"                           2,016        50,526
         Gaiam Inc.                                 +        300         5,550
         Gartner Group Inc. "B"                     +      5,300        52,337

         Genome Therapeutics Corp.                  +      1,320        40,177
         Gilman & Ciocia Inc.                       +        935         4,324
         Griffin Land & Nurseries Inc.              +        800         9,300
         GTS Duratek Inc.                           +        630         5,355
         Harris Interactive Inc.                    +      5,460        26,447
         Health Risk Management Inc.                +        100           625
         Healthcare Services Group Inc.             +      1,214         5,463
         Heidrick & Struggles International Inc.    +      1,000        63,125
         Hertz Corp.                                       2,720        76,330
         HotJobs.com Ltd.                           +      4,100        56,631
         ICOS Corp.                                 +      3,016       132,704
         ICT Group Inc.                             +        600         5,737
         Incyte Pharmaceuticals Inc.                +      1,641       134,870
         Interim Services Inc.                      +      3,724        66,101
         Iron Mountain Inc.                         +      3,747       127,398
         Isis Pharmaceuticals Inc.                  +      3,908        56,666
         ITT Educational Services Inc.              +      2,308        40,534
         Jupiter Communications Inc.                +        900        20,700
         Kaneb Services Inc.                        +      2,200         8,800
         Kelly Services Inc. "A"                           1,746        40,376
         Kendle International Inc.                  +      1,203         9,474
         kForce.com Inc.                            +      4,998        34,674
         Korn/Ferry International                   +      1,900        60,206
         Labor Ready Inc.                           +      4,971        32,930
         Landauer Inc.                                       817        12,715
         Learning Tree International Inc.           +      1,211        74,174
         LendingTree Inc.                           +        366         2,745
         Loislaw.com Inc.                           +      1,200        10,275
         Luminant Worldwide Corp.                   +      4,100        36,644
         Mail-Well Inc.                             +      3,484        30,050
         Management Network Group Inc. (The)        +      1,800        63,000
         Manpower Inc.                                     4,742       151,744
         Maxim Pharmaceuticals Inc.                 +      1,165        59,852
         MAXIMUS Inc.                               +      1,304        28,851
         MedQuist Inc.                              +        640        21,752
         Michael Baker Corp.                        +        400         2,600
         Midas Inc.                                        1,555        31,100
         Modis Professional Services Inc.           +      5,602        49,718
         Monro Muffler Brake Inc.                   +      1,100        10,106
         Moore Medical Corp.                        +        800         4,800
         MPW Industrial Services Group Inc.         +      1,095         8,486
         Myriad Genetics Inc.                       +        946       140,082
         N2H2 Inc.                                  +      1,700         8,500
         National Equipment Services Inc.           +      2,779        16,674
         National Research Corp.                    +      2,500        12,812
         NationsRent Inc.                           +      4,184        15,952
         Navigant Consulting Co.                    +      4,627        19,665
         Neff Corp.                                 +        692         2,638
         NetRatings Inc.                            +      2,328        59,655
         Neurogen Corp.                             +      1,733        50,040
         New England Business Service Inc.                   643        10,449
         Newgen Results Corp.                       +        800        13,200
         NOVA Corporation                           +      4,323       120,774
         Ogden Corp.                                +      2,497        22,473
         On Assignment Inc.                         +      1,578        48,129

         Opinion Research Corp.                     +        200         1,325
         Optika Inc.                                +      2,200        13,200
         Organic Inc.                               +      5,436        53,001
         Organogenesis Inc.                         +      3,420        39,116
         OrthAlliance Inc. "A"                      +      1,581         9,486
         Pegasus Systems Inc.                       +      2,005        21,804
         Personnel Group of America Inc.            +      1,468         4,312
         PFSweb Inc.                                +        900         4,219
         Pharmaceutical Product Development Inc.    +      1,544        32,424
         Pharmacopeia Inc.                          +      1,100        51,012
         Possis Medical Inc.                        +      1,556         9,749
         Predictive Systems Inc.                    +      1,200        43,125
         Pre-Paid Legal Services Inc.               +      1,350        40,331
         Profit Recovery Group International Inc. (T+e)    3,046        50,640
         Prosoft I-Net Solutions Inc.               +      1,472        24,748
         Quest Education Corp.                      +        365         6,593
         Questron Technology Inc.                   +        300         1,612
         Rainbow Rentals Inc.                       +      1,065        11,981
         RCM Technologies Inc.                      +        486         3,584
         Regeneron Pharmaceuticals Inc.             +      2,143        63,888
         Regis Corp.                                       2,499        31,237
         Remedy Temp Inc.                           +        760         9,310
         Rent-A-Center Inc.                         +      1,817        40,882
         Rent-Way Inc.                              +      1,445        42,176
         Res-Care Inc.                              +      2,444        13,137
         Richton International Corp.                +        800        15,900
         Right Management Consultants Inc.          +        800         8,400
         Robert Half International Inc.             +     10,586       301,701
         Rollins Inc.                                      3,166        47,094
         SCB Computer Technology Inc.               +      2,410         5,121
         SCP Pool Corp.                             +      1,844        43,322
         Security Associates International Inc.     +      3,200        10,800
         Servicemaster Co.                                18,725       212,997
         Sodexho Marriott Services Inc.                    6,179       107,360
         Sotheby's Holdings Inc.                           3,445        60,287
         Source Information Management Co.          +      1,130        17,232
         Staff Leasing Inc.                         +      1,928         6,868
         Staffmark Inc.                             +      2,496        16,692
         Stewart Enterprises Inc. "A"                      5,516        19,478
         Strayer Education Inc.                            1,102        26,448
         Student Advantage Inc.                     +      3,600        26,325
         STV Group Inc.                             +        200         1,350
         Summa Industries                           +        300         3,562
         Sylvan Learning Systems Inc.               +      3,073        42,254
         Sypris Solutions Inc.                      +        422         4,325
         TEAM America Corp.                         +      2,100         9,187
         Technisource Inc.                          +      1,883         7,297
         Tejon Ranch Co.                                     768        17,328
         Teletech Holdings Inc.                     +      4,095       127,201
         Tetra Tech Inc.                            +      2,197        50,256
         Thomas Group Inc.                          +      1,000         8,312
         TIBCO Software Inc.                        +     11,800     1,265,366
         Transkaryotic Therapies Inc.               +      1,255        46,121
         Trimeris Inc.                              +        773        54,062
         TRM Copy Centers Corp.                     +        316         1,698

         Tyler Technologies Inc.                    +      3,772         9,666
         UniFirst Corp.                                      379         2,985
         United Rentals Inc.                        +      3,960        67,815
         United Shipping and Technology Inc.        +      1,000         8,000
         US Oncology Inc.                           +      4,023        20,115
         US-China Industrial Exchange Inc.          +        600         6,000
         Valassis Communications Inc.               +      3,860       147,163
         Viad Corp.                                        6,247       170,231
         Volt Information Sciences Inc.             +        967        31,851
         Westaff Inc.                                      1,884         8,360
         Wireless Facilities Inc.                   +      2,500       127,344
         Workflow Management Inc.                   +      1,193        14,167
         World Access Inc.                          +      2,590        28,652
         World Fuel Services Corp.                           455         3,924
         -----------------------------------------------------------------------
                                                                     9,452,492
         -----------------------------------------------------------------------

         COMPUTER SYSTEMS--0.02%
         -----------------------------------------------------------------------
         MyPoints.com Inc.                          +      3,100        58,755
         -----------------------------------------------------------------------
                                                                        58,755
         -----------------------------------------------------------------------

         COMPUTERS--12.35%
         -----------------------------------------------------------------------
         About.com Inc.                             +      1,600        50,400
         Accrue Software Inc.                       +      1,500        53,250
         ACE*COMM Corp.                             +      2,200        11,687
         Active Software Inc.                       +      1,500       116,531
         Activision Inc.                            +      1,715        11,147
         Actuate Software Corp.                     +      1,432        76,433
         adam.com Inc.                              +        300         1,200
         Adept Technology Inc.                      +        381        17,812
         Advanced Digital Information Corp.         +      3,240        51,637
         Advantage Learning Systems Inc.            +      3,512        53,997
         Advent Software Inc.                       +      1,694       109,263
         Aether Systems Inc.                        +      2,400       492,000
         Affiliated Computer Services Inc.          +      3,334       110,230
         AGENCY.COM Ltd.                            +      4,062        72,354
         Agile Software Corp.                       +      2,600       183,787
         Allaire Corp.                              +      1,400        51,450
         Alloy Online Inc.                          +      1,200        13,500
         Alpha Microsystems                         +        800         3,975
         AlphaNet Solutions Inc.                    +        800         3,350
         Alteon Websystems Inc.                     +      2,700       270,169
         Alysis Technologies Inc.                   +        600         1,894
         American Software Inc. "A"                 +      3,900        19,987
         Anixter International Inc.                 +      1,873        49,634
         Ansoft Corp.                               +        617         6,170
         ANSYS Inc.                                 +        604         6,870
         Apex Inc.                                  +      1,107        48,431
         Applied Computer Technology Inc.           +      5,700           285
         AppliedTheory Corp.                        +      2,100        31,500
         Applix Inc.                                +        458         3,549
         AppNet Systems Inc.                        +      1,800        64,800
         AremisSoft Corp.                           +      1,900        59,137
         ARIS Corp.                                 +      1,511         4,155
         Art Technology Group Inc.                  +      4,000       403,750
         Artificial Life Inc.                       +        841        16,347

         Ashton Technology Group Inc. (The)         +      3,000         8,531
         Ask Jeeves Inc.                            +      2,200        39,737
         Aspen Technology Inc.                      +      1,306        50,281
         Aspeon Inc.                                +        761         3,710
         Audible Inc.                               +      1,700         7,066
         Auspex Systems Inc.                        +      4,648        22,949
         Avert Inc.                                          200         4,575
         AVT Corp.                                  +      1,718        12,670
         BARRA Inc.                                 +      1,421        70,428
         Be Free Inc.                               +      3,000        27,000
         Be Inc.                                    +      4,400        22,000
         Bell & Howell Co.                          +      1,340        32,495
         BindView Development Corp.                 +      5,520        66,240
         Bisys Group Inc.                           +      1,991       122,446
         Black Box Corp.                            +      1,071        84,793
         Bluestone Software Inc.                    +      2,200        56,512
         Boca Research Inc.                         +      2,600        13,650
         Bottomline Technologies Inc.               +        900        30,769
         Boundless Corp.                            +      1,500         8,250
         Braun Consulting Inc.                      +      1,100        23,237
         BrightStar Information Technology Group Inc+      1,046         3,073
         Brio Technology Inc.                       +      1,547        32,777
         Broadbase Software Inc.                    +      2,800        85,750
         Brocade Communications System Inc.         +      6,800     1,247,694
         Brooktrout Technology Inc.                 +      1,198        26,131
         BSQUARE Corp.                              +      1,800        40,387
         BTG Inc.                                   +        393         3,193
         CacheFlow Inc.                             +      2,320       142,825
         CAIS Internet Inc.                         +      1,300        18,281
         Calico Commerce Inc.                       +      1,824        29,640
         Cambridge Technology Partners Inc.         +      3,320        28,946
         Carreker-Antinori Inc.                     +        913         8,217
         Casino Data Systems                        +      1,000         6,406
         Catalyst International Inc.                +      2,159        17,812
         C-bridge Internet Solutions Inc.           +      1,351        23,474
         CCC Information Services Group Inc.        +      1,564        16,618
         CDnow Inc.                                 +      1,424         4,405
         Cellular Technical Services Co. Inc.       +      1,600        13,000
         CenterSpan Communications Corp.            +        596        11,175
         Centura Software Corp.                     +      4,400        24,200
         Checkfree Holdings Corp.                   +      3,581       184,645
         Ciber Inc.                                 +      3,099        41,062
         Ciprico Inc.                               +        218         2,016
         Cisco Systems Inc.                         +          1            61
         Clarent Corp.                              +      1,800       128,700
         Clarus Corp.                               +      1,000        38,875
         ClickAction Inc.                           +        724        11,584
         Cognizant Technology Solutions Corp.       +        558        18,519
         Commerce One Inc.                          +      9,500       431,211
         Complete Business Solutions Inc.           +      1,755        30,822
         Computer Network Technology Corp.          +      1,415        24,586
         Concur Technologies Inc.                   +      2,236         9,363
         Concurrent Computer Corp.                  +      2,766        36,304
         Cotelligent Inc.                           +      2,307        13,121
         Credit Management Solutions Inc.           +      2,500        14,922

         Critical Path Inc.                         +      3,489       203,452
         Crossroads Systems Inc.                    +      1,500        37,875
         CyberCash Inc.                             +      4,579        21,750
         CyberSource Corp.                          +      2,800        38,675
         Cybex Computer Products Corp.              +      1,040        44,720
         Cylink Corp.                               +      2,873        48,123
         Cysive Inc.                                +      1,400        33,425
         Daisytek International Corp.               +      2,166        20,442
         Daleen Technologies Inc.                   +      1,700        26,244
         Data Broadcasting Corp.                    +      2,742        17,309
         Data Research Associates Inc.                       200         1,572
         Data Return Corp.                          +      2,000        58,000
         Data Translation Inc.                      +      2,700        11,981
         Datalink Corp.                             +        800        11,950
         Dataram Corp.                              +        650        18,687
         Datatec Systems Inc.                       +      3,783        21,279
         Deltek Systems Inc.                        +      2,199        12,988
         Dendrite International Inc.                +      1,959        65,259
         Diebold Inc.                                      3,677       102,496
         Digex Inc.                                 +      1,600       108,700
         Digital River Inc.                         +      2,838        21,817
         Digitas Inc.                               +      3,595        58,643
         DocuCorp International                     +        898         3,367
         Documentum Inc.                            +        844        75,433
         Dot Hill Systems Corp.                     +      2,640        29,040
         DSET Corporation                           +        559        16,980
         DSP Group Inc.                             +      1,292        72,352
         DST Systems Inc.                           +      4,040       307,545
         E.piphany Inc.                             +      1,900       203,656
         ebix.com Inc.                              +        430         2,190
         Echelon Corp.                              +      2,298       133,140
         Eclipsys Corp.                             +      2,593        19,447
         eGain Communications Corp.                 +      3,952        47,912
         Elcom International Inc.                   +      1,621        11,144
         Electro Rent Corp.                         +      1,401        17,162
         Electronics For Imaging Inc.               +      3,278        82,974
         Elite Information Group Inc.               +      2,800        19,425
         eLoyalty Corp.                             +      2,625        33,469
         Emulex Corp.                               +      2,104       138,206
         Engage Technologies Inc.                   +      6,600        85,387
         Entrade Inc.                               +      1,200         8,475
         Entrust Technologies Inc.                  +      3,500       289,625
         ePlus Inc.                                 +        634        16,761
         Equinox Systems Inc.                       +        237         1,422
         ESPS Inc.                                  +        900         3,487
         EuroWeb International Corp.                +      1,300         3,656
         Evolving Systems Inc.                      +      3,419        20,087
         Exabyte Corp.                              +      2,231        10,039
         Excalibur Technologies Corp.               +      1,704        68,053
         Exchange Applications Inc.                 +      1,344        35,784
         Extended Systems Inc.                      +        600        57,600
         Extreme Networks Inc.                      +      3,400       358,700
         F5 Networks Inc.                           +      1,300        70,931
         FactSet Research Systems Inc.                     1,554        43,900
         Fair Isaac and Co. Inc.                             824        36,256

         FileNET Corp.                              +      1,673        30,741
         5B Technologies Corp.                      +        600         1,950
         Foundry Networks Inc.                      +      7,300       806,650
         4Front Software International              +        590         7,080
         Fourth Shift Corp.                         +        448         1,344
         Frontline Capital Group Inc.               +      1,500        31,969
         FVC.COM Inc.                               +      1,201         9,308
         Gadzoox Networks Inc.                      +      1,400        19,162
         GateField Corp.                            +        190           965
         General Binding Corp.                             1,695        11,335
         General Magic Inc.                         +      4,230        34,633
         Gensym Corp.                               +        400         1,450
         Gerber Scientific Inc.                            2,416        27,784
         Global Intellicom Inc.                     +      8,100           364
         Global Payment Tech Inc.                   +        240         1,620
         Go2Net Inc.                                +      2,234       112,398
         GoTo.com Inc.                              +      3,000        45,937
         Great Plains Software Inc.                 +        819        16,073
         Group 1 Software Inc.                      +        300         5,175
         GSE Systems Inc.                           +        200           925
         Hall Kinion & Associates Inc.              +        825        27,483
         Health Management Systems Inc.             +        642         2,006
         HMG Worldwide Corp.                        +        700         3,150
         HNC Software Inc.                          +      1,454        89,784
         Hollywood.com Inc.                         +      1,389        10,765
         Hypercom Corp.                             +      3,574        51,376
         Hyperion Solutions Corp.                   +      1,943        63,026
         IDT Corp.                                  +      1,339        45,442
         IDX Systems Corp.                          +      1,585        22,388
         iGate Capital Corp.                        +      2,794        38,417
         IKOS Systems Inc.                          +      2,200        23,787
         iManage Inc.                               +      3,600        35,775
         Immersion Corp.                            +      1,000        30,000
         IMRglobal Corp.                            +      3,904        50,996
         Industri Matematik International Corp.     +      2,280        12,255
         InfoCure Corp.                             +      3,692        20,767
         Infocus Corp.                              +      1,318        42,423
         Infonautics Inc. "A"                       +      1,500         6,562
         Informatica Corp.                          +      1,800       147,487
         Information Architects Corp.               +      2,444        16,955
         Inforte Corp.                              +      1,494        53,784
         infoUSA Inc.                               +      3,416        22,204
         Innodata Corp.                             +        600         5,625
         Inprise Corp.                              +      3,368        20,629
         INSCI Corp.                                +        300           994
         Inso Corp.                                 +        869         4,508
         Integral Systems Inc.                      +        862        14,438
         Integrated Measurement Systems             +        332         5,229
         Intelligroup Inc.                          +      1,067        12,804
         InterCept Group Inc. (The)                 +      1,200        20,400
         Intergraph Corp.                           +      3,688        27,890
         Interliant Inc.                            +      2,500        58,281
         Internap Network Services Corp.            +      8,400       348,731
         internet.com LLC                           +      2,900        57,094
         Intersil Holding Corp.                     +      2,093       113,153

         Intertrust Technologies Corp.              +      4,700        96,644
         InterWorld Corp.                           +      1,800        36,900
         Interwoven Inc.                            +      1,400       153,978
         Intranet Solutions Inc.                    +      2,222        85,269
         Intraware Inc.                             +      3,000        48,187
         Intrusion.com Inc.                         +      1,128        12,760
         ION Networks Inc.                          +        800         2,450
         ISS Group Inc.                             +      2,624       259,079
         ITXC Corp.                                 +      2,500        88,516
         iXL Enterprises Inc.                       +      4,300        62,350
         Jack Henry & Associates Inc.                      2,506       125,613
         Juniper Networks Inc.                      +     19,300     2,809,356
         Juno Online Services Inc.                  +      2,700        29,025
         Kana Communications Inc.                   +      5,460       337,837
         Keynote Systems Inc.                       +      1,600       112,900
         Kronos Inc.                                +      1,255        32,630
         Landmark Systems Corp.                     +        430         2,580
         Larscom Inc. "A"                           +      1,900        10,569
         Launch Media Inc.                          +      4,500        41,625
         Level 8 Systems Inc.                       +        597        12,574
         Liberate Technologies Inc.                 +      5,300       155,356
         Log On America Inc.                        +        600         3,262
         Logility Inc.                              +      1,502         5,773
         LookSmart Ltd.                             +      5,000        92,500
         Made2Manage Systems Inc.                   +        200         1,125
         Mail.com Inc.                              +      4,663        26,521
         Manhattan Associates Inc.                  +      2,261        56,525
         MapInfo Corp.                              +        615        24,984
         MarchFirst Inc.                            +      9,195       167,809
         Marimba Inc.                               +      1,600        22,300
         Maxtor Corp.                               +      6,200        65,487
         McAfee.com Corp.                           +      2,100        54,731
         MCSi Inc.                                  +      1,114        28,825
         Mechanical Dynamics Inc.                   +      1,800         9,169
         Media 100 Inc.                             +        860        22,145
         Media Metrix Inc.                          +      1,900        48,331
         Mentor Graphics Corp.                      +      3,740        74,333
         META Group Inc.                            +        827        15,920
         MetaCreations Corp.                        +      1,681        20,172
         Metasolv Software Inc.                     +      1,860        81,840
         Micromuse Inc.                             +      2,196       363,404
         Micron Electronics Inc.                    +      5,297        66,212
         MICROS Systems Inc.                        +        921        17,096
         Micros-To-Mainframes Inc.                  +        200         1,150
         Microstrategy Inc.                         +      2,160        64,800
         Microtouch Systems Inc.                    +        374         3,226
         Microwave Power Devices Inc.               +      3,382        17,755
         Mitek Systems Inc.                         +        500         2,875
         Mobius Management Systems Inc.             +      1,756         8,012
         MSC.Software Corp.                         +        613         5,709
         MTI Technology Corp.                       +      3,350        26,800
         Multex.com Inc.                            +      1,714        43,171
         Muse Technologies Inc.                     +        453         1,359
         MyTurn.com Inc.                            +      1,500        26,906
         National Computer System Inc.                     1,696        83,528

         National Information Consortium Inc.       +      3,000        34,125
         National Instruments Corp.                 +      3,009       131,268
         National Techteam Inc.                     +        503         1,776
         Navidec Inc.                               +      4,300        38,162
         NaviSite Inc.                              +      3,400       142,162
         Neotopia Inc.                              +        838        33,729
         Net Perceptions Inc.                       +      1,800        28,575
         NetCreations Inc.                          +      1,900        87,044
         Netegrity Inc.                             +      1,120        84,350
         NetIQ Corp.                                +      1,847       110,127
         NetObjects Inc.                            +      3,900        35,587
         Netrix Corp.                               +      2,600        32,012
         NetScout Systems Inc.                      +      1,400        18,025
         Netsmart Technologies Inc.                 +      1,300         6,744
         NetSolve Inc.                              +      1,700        44,200
         NetSpeak Corp.                             +      1,563        15,435
         Network Peripherals Inc.                   +        953        15,963
         Network Six Inc.                           +        400         1,275
         Novadigm Inc.                              +      1,145        22,614
         NVIDIA Corp.                               +      3,800       241,537
         NYFIX Inc.                                 +      1,183        49,612
         Odetics Inc. "A"                           +        835        12,107
         On2.com Inc.                               +      2,100        10,762
         OneSource Information Services Inc.        +      1,000         7,500
         ONI Systems                                +        447        52,390
         Ontrack Data Intenational Inc.             +      1,800        14,062
         ONYX Software Corp.                        +      2,000        59,375
         Open Market Inc.                           +      2,366        32,680
         Overland Data Inc.                         +        451         6,258
         Packeteer Inc.                             +      1,400        40,775
         pcOrder.com Inc.                           +      4,200        32,550
         PC-Tel Inc.                                +        900        34,200
         Perot Systems Corp. "A"                    +      5,611        61,721
         Persistence Software Inc.                  +      1,800        32,625
         Phoenix Technologies Ltd.                  +      1,569        25,594
         Pilot Network Services                     +      1,213        18,043
         Pivotal Corp.                              +      1,200        28,200
         Portal Software Inc.                       +     10,100       645,137
         Preview Systems Inc.                       +      2,313        30,069
         PRI Automation Inc.                        +      1,292        84,485
         Primark Corp.                              +      1,950        72,637
         Primus Knowledge Solutions Inc.            +      1,700        76,500
         Printronix Inc.                            +        252         3,307
         ProBusiness Services Inc.                  +      1,516        40,269
         Procom Technology Inc.                     +        999        51,636
         Progress Software Corp.                    +      1,928        34,583
         Project Software & Development Inc.        +      1,138        20,484
         Proxicom Inc.                              +      3,000       143,625
         Puma Technology Inc.                       +      2,634        70,624
         QAD Inc.                                   +      2,989        11,209
         QRS Corp.                                  +        771        18,938
         Quantum DLT & Storage Group                +      9,060        87,769
         Quantum Hard Disk Drive Group              +      4,496        49,737
         Quest Software Inc.                        +      5,300       293,487
         Quintus Corp.                              +      4,935        98,006

         Quokka Sports Inc.                         +      2,700        21,684
         Radiant Systems Inc.                       +      1,338        32,112
         Rainbow Technologies Inc.                  +        832        40,456
         Ramp Networks Inc.                         +      1,900        22,562
         RAVISENT Technologies Inc.                 +        800         5,650
         Red Hat Inc.                               +      9,600       259,800
         Redback Networks Inc.                      +      9,200     1,637,600
         Retek Inc.                                 +      2,600        83,200
         Rimage Corp.                               +        325         5,037
         Rogue Wave Software Inc.                   +        468         2,281
         RSA Security Inc.                          +      2,329       161,283
         S3 Inc.                                    +      4,229        62,378
         Safeguard Scientifics Inc.                 +      6,839       219,275
         Saga Systems Inc.                          +      1,653        20,559
         Sagent Technology Inc.                     +      1,700        24,225
         Sanchez Computer Associates Inc.           +      1,162        27,597
         SanDisk Corp.                              +      4,078       249,523
         Santa Cruz Operation Inc. (The)            +      1,867        11,902
         SBE Inc.                                   +      1,000        20,750
         Scient Corp.                               +      4,600       202,975
         Scientific Learning Corp.                  +      1,700        37,612
         SCM Microsystems Inc.                      +        788        47,723
         Secure Computing Corp.                     +      2,230        41,952
         SEEC Inc.                                  +      2,300        10,062
         SEI Investment Co.                                3,594       143,086
         SERENA Software Inc.                       +      2,100        95,353
         Sigma Designs Inc.                         +      1,048         4,454
         SilverStream Software Inc.                 +      1,100        63,525
         SmartDisk Corp.                            +      1,100        30,250
         SmartServ Online Inc.                      +        600        42,337
         Smith-Gardner & Associates Inc.            +      1,300         6,256
         Socket Communications Inc.                 +      1,400        18,375
         Software Spectrum Inc.                     +        199         3,445
         Software.com Inc.                          +      2,700       350,662
         Sonic Foundry Inc.                         +      1,000        20,000
         Sonic Solutions Inc.                       +      1,100         4,194
         SonicWALL Inc.                             +      1,600       140,900
         Source Media Inc.                          +        965         3,770
         Spatial Technology Inc.                    +      1,800         6,975
         SPEEDUS.COM Inc.                           +      3,600        21,375
         Splash Technology Holdings                 +      1,013         7,977
         SportsLine USA Inc.                        +      3,055        52,126
         SPSS Inc.                                  +        733        21,349
         Spyglass Inc.                              +        852        26,678
         SS&C Technologies Inc.                     +      1,739         7,391
         StarBase Corp.                             +      3,706        39,376
         StarMedia Network Inc.                     +      4,100        77,387
         Storage Computer Corp.                     +      2,300        18,687
         Storage Technology Corp.                   +      5,666        61,972
         Stratasys Inc.                             +      2,400        16,050
         Stratos Lightwave Inc.                     +      4,058       113,117
         SunGard Data Systems Inc.                  +      8,204       254,324
         Sunquest Information Systems Inc.          +      1,367        14,695
         SVI Holdings Inc.                          +      3,111        15,944
         Sykes Enterprises Inc.                     +      2,159        27,797

         Symix Systems Inc.                         +        341         3,026
         Synopsys Inc.                              +      4,188       144,748
         Syntel Inc.                                +      4,408        44,080
         Systems & Computer Technology Corp.        +      1,623        32,460
         T/R Systems Inc.                           +      1,232         7,854
         Take-Two Interactive Software Inc.         +      1,620        19,642
         Tanning Technology Corp.                   +      2,200        42,350
         Technology Solutions Co.                   +      3,925        24,286
         Teknowledge Corp.                          +        700         4,156
         Telescan Inc.                              +      1,795        13,126
         Telxon Corp.                               +      1,794        32,068
         TenFold Corp.                              +      2,000        32,875
         THQ Inc.                                   +      1,707        20,804
         3D Systems Corp.                           +        517         9,823
         3DO Co. (The)                              +      2,056        16,127
         Tidel Technologies Inc.                    +      1,200        11,925
         Tier Technologies Inc. "B"                 +        384         2,016
         Timberline Software Corp.                           461         3,371
         TransAct Technologies Inc.                 +        300         3,262
         Transaction Systems Architects Inc. "A"    +      1,848        31,647
         Tricord Systems Inc.                       +      2,200        39,737
         Troy Group Inc.                            +        900        13,387
         TSR Inc.                                   +        268         1,474
         Tumbleweed Communications Corp.            +      1,604        81,603
         Turnstone Systems Inc.                     +        781       129,390
         U.S. Interactive Inc.                      +      1,000        12,937
         Ultimate Software Group Inc.               +      1,685        15,376
         Unify Corp.                                +      1,024         8,768
         Unigraphics Solutions Inc.                 +        223         4,348
         USDATA Corp.                               +      1,700        15,087
         VA Linux Systems Inc.                      +      3,372       144,996
         Valmont Industries Inc.                           2,324        46,189
         VeriSign Inc.                              +     11,753     2,074,404
         Verity Inc.                                +      1,668        63,384
         Versant Corp.                              +      3,800        18,525
         Vertel Corp.                               +      1,800        31,500
         Vialink Co. (The)                          +      1,088        11,220
         Viant Corp.                                +      3,000        88,875
         Visual Networks Inc.                       +      1,496        42,636
         Vitech America Inc.                        +        739         4,064
         Vitria Technology Inc.                     +      8,200       501,225
         Voyager.net Inc.                           +      2,000        16,000
         Walker Interactive Systems                 +      1,028         3,726
         WatchGuard Technologies Inc.               +      1,300        71,419
         Wave Systems Corp. "A"                     +      3,069        48,529
         Webb Interactive Services                  +      3,172        40,641
         WebTrends Corp.                            +      1,400        54,162
         Western Digital Corp.                      +      7,371        36,855
         Women.com Networks Inc.                    +      4,800         9,900
         Xircom Inc.                                +      1,729        82,127
         Xpedior Inc.                               +      3,388        46,797
         Xybernaut Corp.                            +      2,165        24,221
         Zamba Corp.                                +      2,800        15,400
         Zebra Technologies Corp. "A"               +      1,698        75,243
         -----------------------------------------------------------------------
                                                                    30,807,713
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.20%
         -----------------------------------------------------------------------
         Carson Inc.                                +      2,200         9,900
         Carter-Wallace Inc.                               2,625        52,828
         Chattem Inc.                               +        427         5,845
         Chromatics Color Sciences                  +        968         4,719
         Del Laboratories Inc.                               344         4,171
         Estee Lauder Companies Inc. "A"                   7,778       384,525
         Inter Parfums Inc.                         +        567         4,819
         Paragon Trade Brands Inc.                  +          1            10
         Quaker Chemical Corp.                               324         5,629
         Stepan Co.                                          663        15,415
         Stephan Co.                                         211           949
         Sybron Chemicals Inc.                      +        255         5,578
         USANA Inc.                                 +      1,581         4,842
         -----------------------------------------------------------------------
                                                                       499,230
         -----------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.10%
         -----------------------------------------------------------------------
         Handleman Co.                              +      3,314        41,425
         Ingram Micro Inc. "A"                      +      4,264        74,353
         Tech Data Corp.                            +      2,874       125,199
         -----------------------------------------------------------------------
                                                                       240,977
         -----------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--2.10%
         -----------------------------------------------------------------------
         Advanta Corp. "A"                                 1,693        20,633
         Advest Group Inc.                                   398         8,333
         Affiliated Managers Group Inc.             +      1,284        58,422
         Allied Capital Corp.                              3,439        58,463
         American Capital Strategies                       1,107        26,430
         American Home Mortgage Holdings Inc.       +        500         2,281
         AmeriCredit Corp.                          +      4,003        68,051
         Ameritrade Holding Corp. "A"               +     11,359       132,048
         Ampal-American Israel Corp. "A"            +      1,683        25,245
         Amplicon Inc.                                       436         4,142
         Analytical Surveys Inc.                    +        249           770
         Atalanta Sosnoff Capital Corp.             +        500         5,000
         BlackRock Inc.                             +        600        17,400
         Boron, LePore & Associates Inc.            +      1,766        16,335
         Capitol Federal Financial                         5,200        57,525
         Central Financial Acceptance Corp.         +        300         1,219
         CIT Group Inc. (The)                             15,246       247,747
         CompuCredit Corp.                          +      2,500        75,000
         Dain Rauscher Corp.                                 756        49,896
         Digital Insight Corp.                      +      1,189        40,426
         Donaldson, Lufkin & Jenrette Inc.                 7,892       334,917
         Donna Karan International Inc.             +      1,896        12,087
         Doral Financial Corp.                             4,208        48,129
         DVI Inc.                                   +      1,119        17,904
         E*trade Group Inc.                         +     18,408       303,732
         Eaton Vance Corp.                                 1,808        83,620
         Edwards (A.G.) Inc.                               5,712       222,768
         E-LOAN Inc.                                +      4,300        20,425
         Equitex Inc.                               +        439         3,100
         eSPEED Inc. "A"                            +        600        26,062
         Factual Data Corp.                         +        900         8,325

         Federated Investors Inc. "B"                      5,460       191,441
         Financial Federal Corp.                    +      1,665        28,929
         Finova Group Inc.                                 3,293        42,809
         First Cash Inc.                            +        400         1,350
         Forrester Research Inc.                    +      1,166        84,899
         Friedman Billings Ramsey Group Inc. "A"    +      2,255        18,322
         Gabelli Asset Management Inc. "A"          +        500        12,500
         Gallery of History Inc.                    +        400         1,300
         GlobalNet Financial.com Inc.               +      1,700        35,700
         Goldman Sachs Group Inc. (The)                    4,238       402,080
         Greg Manning Auctions Inc.                 +        400         4,400
         H.D. Vest Inc.                             +        300         2,006
         Hallwood Group                             +        600         4,650
         Heller Financial Inc.                             2,508        51,414
         Hoening Group                              +        400         3,925
         HPSC Inc.                                  +        200         1,725
         Insurance Auto Auctions Inc.               +        517        10,922
         Investment Technology Group, Inc.          +      2,254        95,936
         JB Oxford Holdings Inc.                    +        521         1,823
         Jeffries Group Inc.                               1,440        29,070
         John Nuveen Co. "A"                               1,702        71,378
         JWGenesis Financial Corp.                  +      1,144        10,010
         Kent Financial Services Inc.               +      1,000         4,125
         Kinnard Investments Inc.                   +      1,200         9,750
         Kirlin Holding Corp.                       +      4,000         9,500
         Knight Trading Group Inc.                  +      7,090       211,371
         Labranche & Co. Inc.                       +      2,600        37,375
         Legg Mason Inc.                                   3,797       189,850
         M.H. Meyerson & Co. Inc.                   +        300         1,275
         MACC Private Equities Inc.                 +        624         6,123
         Marketing Services Group Inc.              +      1,500         6,656
         Matrix Bancorp Inc.                        +        247         1,667
         Memberworks Inc.                           +        898        30,195
         Metris Companies Inc.                             3,183        79,973
         MicroFinancial Inc.                                 700         7,000
         Morgan Keegan Inc.                                1,444        21,299
         National Discounts Brokers Group Inc.      +      1,126        35,891
         National Processing Inc.                   +      4,765        59,562
         NCO Group Inc.                             +      1,360        31,450
         Netcentives Inc.                           +      2,100        39,112
         Netzee Inc.                                +      2,300        13,153
         Neuberger Berman Inc.                             2,900       134,850
         NextCard Inc.                              +      2,700        22,950
         Norstan Inc.                               +        492         1,968
         NZ Corporation                             +        309         1,506
         Omega Worldwides Inc.                      +        548         1,986
         Online Resources & Communications Corp.    +        700         4,506
         onlinetradingInc.com                       +        900         4,612
         Paulson Capital Corp.                      +        500         3,250
         Pegasystems Inc.                           +      2,183        10,915
         Phoenix Investment Partners                       5,008        52,584
         Pioneer Group                              +      1,655        70,131
         PMC Capital Inc.                                    500         4,875
         Point West Capital Corp.                   +        245           857
         Professional Detailing Inc.                +        878        29,907

         Raymond James Financial Corp.                     3,766        84,735
         Resource America Inc. "A"                         2,206        14,408
         Resource Bancshares Mortgage Group Inc.           1,053         4,409
         RWD Technologies Inc.                      +      1,550         9,009
         S1 Corp.                                   +      3,203        74,670
         SGV Bancorp Inc.                           +        200         4,962
         Siebert Financial Corp.                           2,239        15,673
         SierraCities Inc.                          +      1,924         7,215
         Sitel Corp.                                +      4,768        23,840
         Softnet Systems                            +      2,018        19,423
         Source Capital Corp.                                500         2,781
         Southwest Securities Group Inc.                   1,324        49,319
         Startek Inc.                               +        789        39,746
         Stifel Financial Corp.                              300         3,150
         Student Loan Corp.                                1,094        45,948
         TD Waterhouse Group Inc.                   +      2,400        41,550
         Tucker Anthony Sutro                              1,599        28,782
         United Asset Management Corp.                     2,938        68,676
         Value Line Inc.                                   1,146        44,121
         Vestcom International Inc.                 +        393         1,400
         Virginia Commonwealth Finance                       329         6,580
         Wackenhut Corp.                            +      1,667        21,567
         Waddell & Reed Financial Inc. "A"                 4,455       146,180
         Waterside Capital Corp.                    +        530         3,511
         WFS Financial Inc.                                2,248        38,778
         Wind River Systems Inc.                    +      3,498       132,487
         Wit Soundview Group Inc.                   +      4,800        51,525
         Ziegler Companies Inc. (The)                        107         1,672
         -----------------------------------------------------------------------
                                                                     5,229,365
         -----------------------------------------------------------------------

         ELECTRIC--1.98%
         -----------------------------------------------------------------------
         Allegheny Energy Inc.                             6,678       182,810
         Alliant Energy Corp.                              4,851       126,126
         Avista Corp.                                      3,199        55,783
         Black Hills Corp.                                 1,365        30,798
         Calpine Corp.                              +      7,804       513,113
         CH Energy Group Inc.                              1,056        35,838
         Cleco Corp.                                       1,106        37,051
         CMP Group Inc.                                    1,851        54,257
         Conectiv Inc.                                     5,404        84,100
         DPL Inc.                                          8,804       193,138
         DQE Inc.                                          4,678       185,073
         El Paso Electric Co.                       +      2,696        30,162
         Empire District Electric Co. (The)                2,461        54,296
         Energy East Corp.                                 8,037       153,205
         Green Mountain Power Corp.                          236         1,947
         Hawaiian Electric Industries Inc.                 1,934        63,459
         IDACorp Inc.                                      1,982        63,919
         IPALCO Enterprises Inc.                           6,442       129,645
         Kansas City Power & Light Co.                     3,569        80,302
         LG&E Energy Corp.                                 8,302       198,210
         Madison Gas & Electric Co.                        2,419        47,775
         Minnesota Power Inc.                              4,226        73,163
         Montana Power Co.                                 6,824       240,973
         NiSource Inc.                                     8,258       153,805

         Northeast Utilities                              10,402       226,244
         NorthWestern Corp.                                1,628        37,648
         NSTAR                                             4,422       179,920
         OGE Energy Corp.                                  4,313        79,790
         Otter Tail Power Co.                              1,060        22,260
         Plug Power Inc.                            +      2,500       156,250
         Potomac Electric Power Co.                        7,203       180,075
         Public Service Company of New Mexico              2,469        38,115
         Puget Sound Energy Inc.                           6,983       148,825
         Quanta Services Inc.                       +      3,175       174,625
         RGS Energy Group Inc.                             1,797        39,983
         SCANA Corp.                                       6,992       168,682
         Sierra Pacific Resources Corp.                    4,287        53,855
         St. Joseph Light & Power Co.                        299         6,279
         TECO Energy Inc.                                  7,901       158,514
         UniSource Energy Corp.                            4,342        65,130
         United Illuminating Co. (The)                       841        36,794
         Utilicorp United Inc.                             6,035       119,946
         Western Resources Inc.                            4,046        62,713
         Wisconsin Energy Corp.                            7,257       143,779
         WPS Resources Corp.                               1,687        50,715
         -----------------------------------------------------------------------
                                                                     4,939,090
         -----------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.06%
         -----------------------------------------------------------------------
         Hubbell Inc. "B"                                  4,442       113,271
         UCAR International Inc.                    +      2,812        36,732
         -----------------------------------------------------------------------
                                                                       150,003
         -----------------------------------------------------------------------

         ELECTRONICS--5.43%
         -----------------------------------------------------------------------
         Acme Electric Corp.                        +        500         4,312
         Act Manufacturing Inc.                     +        734        34,085
         Actel Corp.                                +      1,337        61,001
         ADE Corp.                                  +      1,586        30,332
         Advanced Lighting Technologies Inc.        +      1,245        23,032
         Aeroflex Inc.                              +      1,147        56,992
         Aerosonic Corp.                            +        178         1,847
         Alpha Industries Inc.                      +      2,414       106,367
         Alpha Technologies Group Inc.              +        300         3,562
         American Locker Group Inc.                 +        100           637
         American Superconductor Corp.              +      2,066        99,684
         American Xtal Technology Inc.              +      1,992        86,154
         AMETEK Inc.                                       1,734        30,345
         Amphenol Corp. "A"                         +      2,798       185,193
         Anaren Microwave Inc.                      +        453        59,449
         Anicom Inc.                                +      1,223         4,586
         Applied Digital Solutions Inc.             +      3,900        13,162
         Arrow Electronics Inc.                     +      5,978       185,318
         Artesyn Technologies Inc.                  +      2,290        63,691
         Artisan Components Inc.                    +        998        10,853
         ATMI Inc.                                  +      1,590        73,935
         Ault Inc.                                  +        200         1,325
         Avnet Inc.                                        2,409       142,733
         AVX Corp.                                        10,542       241,807
         Axsys Technologies Inc.                    +      1,079        17,669

         Bairnco Corp.                                       377         2,780
         Baldor Electric Co.                               1,856        34,568
         Barnes Group Inc.                                   990        16,149
         Bel Fuse Inc. "A"                          +        691        18,657
         Benchmark Electronics Inc.                 +      1,419        51,882
         BOLDER Technologies Corp.                  +      1,229         9,371
         Boston Acoustics Inc.                               184         2,024
         BTU International Inc.                     +        400         4,800
         Burr-Brown Corp.                           +      3,123       270,725
         C&D Technologies Inc.                             1,114        62,941
         California Amplifier Inc.                  +      1,100        50,325
         Caliper Technologies Corp.                 +      1,434        65,964
         Catalina Lighting Inc.                     +        300         1,425
         Catalyst Semiconductor Inc.                +      1,900        16,387
         C-COR Electronics Inc.                     +      1,870        50,490
         CellStar Corp.                             +      2,938         8,171
         Ceradyne Inc.                              +      2,800        28,700
         Cobalt Networks Inc.                       +      1,500        86,812
         Concord Camera Corp.                       +      1,002        20,917
         Control Chief Holdings Inc.                         200           800
         CP Clare Corp.                             +        700         5,119
         Craftmade International Inc.                        278         1,876
         Cree Inc.                                  +      2,036       271,806
         CTS Corp.                                         1,416        63,720
         Daktronics Inc.                            +      1,600        15,900
         Dallas Semiconductor Corp.                        3,524       143,603
         Data Critical Corp.                        +      1,800        23,400
         DDi Corp.                                  +      2,060        58,710
         Diodes Inc.                                +        300        12,862
         Dionex Corp.                               +      1,193        31,913
         DuPont Photomasks Inc.                     +        884        60,554
         Eastern Co. (The)                                   160         2,100
         EDO Corp.                                           296         1,868
         8 X 8 Inc.                                 +      1,983        23,796
         Electric Fuel Corp.                        +      1,439        22,035
         Electro Scientific Industries Inc.         +      1,418        62,436
         EMCORE Corp.                               +        819        98,280
         EMS Technologies Inc.                      +        920        16,560
         Engineering Measurements Co.               +        200         1,600
         ESS Technology Inc.                        +      2,518        36,511
         Evans & Sutherland Computer Corp.          +        365         2,327
         Exar Corp.                                 +        864        75,330
         Fairchild Semiconductor Corp. "A"          +      4,800       194,400
         Fiberstars Inc.                            +        300         2,850
         Finisar Corp.                              +      9,600       251,400
         Franklin Electric Co. Inc.                          250        16,937
         FSI International Inc.                     +      1,528        33,139
         FuelCell Energy Inc.                       +        350        24,172
         Genlyte Group Inc. (The)                   +        802        16,892
         Gentex Corp.                               +      4,218       105,977
         Genus Inc.                                 +      1,400        11,462
         GlobeSpan Inc.                             +      3,800       463,897
         Graham Corp.                               +        200         1,525
         Harman International Industries Inc.                891        54,351
         HEI Inc.                                   +      2,100        28,908

         Helix Technology Corp.                            1,197        46,683
         Herley Industries Inc.                     +        236         4,454
         hi/fn Inc.                                 +      1,039        46,106
         Hughes Supply Inc.                                1,672        33,022
         Hutchinson Technology Inc.                 +      2,299        32,761
         Hytek Microsystems Inc.                    +        700         5,884
         Ibis Technology Corp.                      +      1,205        72,752
         IFR Systems Inc.                           +      1,900         9,500
         Illinois Superconductor Corp.              +      4,000        19,125
         ImageX.com Inc.                            +      2,100        12,731
         Innovex Inc.                                      1,644        16,029
         Integrated Device Technology Inc.          +      6,081       364,100
         Integrated Silicon Solution Inc.           +      2,168        82,384
         Interlink Electronics Inc.                 +      1,350        56,531
         inTEST Corp.                               +        300         4,462
         Invision Technologies Inc.                 +      1,939         8,483
         Jabil Circuit Inc.                         +     10,778       534,858
         Jason Inc.                                 +      1,750        16,844
         JMAR Technologies Inc.                     +      3,500        17,937
         JNI Corp.                                  +      1,100        34,787
         JPM Company (The)                          +        360         1,980
         Juno Lighting Inc.                         +         48           288
         KEMET Corp.                                +      5,108       128,019
         Kent Electronics Corp.                     +      1,550        46,209
         Koss Corp.                                 +        400         6,350
         Lamson & Sessions Co.                      +        801        12,265
         Littelfuse Inc.                            +      1,208        59,192
         Lowrance Electronics Inc.                  +      1,700         6,375
         LSI Industries Inc.                                 856        13,001
         Mackie Designs Inc.                        +        561         3,787
         Manufacturers Services Ltd.                +      5,596       115,068
         Mattson Technology Inc.                    +        853        27,722
         Maxwell Technologies Inc.                  +      1,112        15,012
         Measurements Specialties Inc.              +        300        11,512
         MedicaLogic Inc.                           +      5,227        48,350
         Mercury Computer Systems Inc.              +      1,444        46,659
         Merix Corp.                                +        500        23,500
         Methode Electronics Inc. "A"                      2,190        84,589
         Metrologic Instruments Inc.                +        241         3,555
         Micrel Inc.                                +      5,368       233,172
         Micro Linear Corp.                         +        810         5,670
         Microchip Technology Inc.                  +      4,845       282,297
         Microsemi Corp.                            +        617        20,939
         Microvision Inc.                           +        572        28,028
         MIPS Technologies Inc. "A"                 +        967        41,097
         MKS Instruments Inc.                       +      1,300        50,862
         MMC Networks Inc.                          +      1,744        93,195
         MRV Communications Inc.                    +      3,564       239,679
         Nashua Corp.                                        283         2,335
         Netro Corp.                                +      3,300       189,337
         NETsilicon Inc.                            +      1,000        32,750
         Nu Horizons Electronics Corp.              +        710        18,904
         Nucentrix Broadband Networks Inc.          +        700        17,850
         Oak Technology Inc.                        +      2,900        62,531
         OPTi Inc.                                           683         3,500

         OSI Systems Inc.                           +      2,134        17,005
         OYO Geospace Corp.                         +      1,100        22,000
         Paradyne Networks Inc.                     +      1,700        55,356
         Parlex Corp.                               +        600        25,275
         PCD Inc.                                   +      2,410        18,715
         Photon Dynamics Inc.                       +        800        59,750
         Photronics Inc.                            +      1,547        43,896
         Pinnacle Holdings Inc.                     +      2,900       156,600
         Pinnacle Systems Inc.                      +      2,668        59,988
         Pioneer-Standard Electronics Inc.                 1,571        23,172
         Plexus Corp.                               +        980       110,740
         PLX Technology Inc.                        +      2,400        99,600
         Powell Industries Inc.                     +      2,791        27,212
         Power Integrations Inc.                    +      1,512        35,626
         Power-One Inc.                             +      1,845       210,215
         Printtrak International Inc.               +        508         4,508
         QuickLogic Corp.                           +      2,100        46,725
         Quixote Corp.                                       292         4,380
         Ramtron International Corp.                +      2,640        51,810
         Rayovac Corp.                              +      1,729        38,686
         Recoton Corp.                              +      1,331        13,892
         REMEC Inc.                                 +      1,734        72,611
         Reptron Electronics Inc.                   +      2,200        25,712
         Research Frontiers Inc.                    +        704        21,120
         Research Inc.                              +      3,200        20,000
         Richardson Electronics Ltd.                         481         7,726
         Robinson Nugent Inc.                       +      2,200        27,500
         Rogers Corp.                               +        962        33,670
         Rudolph Technologies Inc.                  +      1,617        62,659
         Sanmina Corp.                              +          1            68
         SBS Technologies Inc.                      +        315        11,635
         SCI Systems Inc.                           +      9,274       363,425
         Scientific Technologies Inc.                        430         2,446
         Semtech Corp.                              +      1,718       131,400
         Sensar Corp.                               +      1,600        38,000
         Sensormatic Electronics Corp.              +      4,251        67,219
         Sheldahl Inc.                              +        484         2,632
         Sigmatron International Inc.               +        200           750
         Signal Technology Corp.                    +      1,900        47,500
         Silicon Image Inc.                         +      1,500        74,812
         Silicon Storage Technology                 +      1,729       152,692
         Silicon Valley Group Inc.                  +      1,768        45,747
         Siliconix Inc.                             +      1,701       114,817
         SIPEX Corp.                                +      1,160        32,117
         SL Industries Inc.                                  253         2,467
         SLI Inc.                                          3,499        42,425
         Somera Communications Inc.                 +      5,500        74,937
         Sparton Corp.                              +        350         1,444
         Spectra-Physics Lasers Inc.                +        896        62,664
         Spectrum Control Inc.                      +        490         6,676
         Spire Corp.                                +      2,000        11,875
         SRS Labs Inc.                              +      1,021         9,444
         Superconductor Technologies Inc.           +      1,800        70,762
         Supertex Inc.                              +      1,142        57,385
         Surge Components Inc.                      +      1,900         8,995

         Symbol Technologies Inc.                          8,481       457,974
         TB Woods Corp.                                      261         2,708
         Tech/Ops Sevcon Inc.                                139         1,216
         Technitrol Inc.                                     923        89,416
         Tech-Sym Corp.                             +        223         6,272
         Telcom Semiconductor Inc.                  +      1,947        78,610
         Therma-Wave Inc.                           +      1,015        22,647
         Thermo Ecotek Corp.                        +      4,607        43,191
         Thermo Instrument Systems Inc.             +      7,534       141,262
         Thomas Industries Inc.                            1,910        33,783
         3Dfx Interactive Inc.                      +      3,954        30,767
         Three-Five Systems Inc.                    +      1,045        61,655
         Trans-Industries Inc.                      +      1,300         6,012
         TranSwitch Corp.                           +      2,433       187,797
         Trident Microsystems Inc.                  +        577         5,193
         Trimble Navigation Ltd.                    +      1,915        93,476
         Triumph Group Inc.                         +        515        14,356
         U.S. Wireless Corp.                        +      1,100        23,512
         Universal Display Corp.                    +      1,200        35,625
         Universal Electronics Inc.                 +      1,278        31,391
         Valence Technology Inc.                    +      3,746        69,067
         Varian Inc.                                +      1,630        75,184
         Viasystems Group Inc.                      +      2,829        45,794
         Vicor Corp.                                +      2,475        86,161
         Viisage Technology Inc.                    +        900         2,644
         Virata Corp.                               +      3,000       178,875
         Vishay Intertechnology Inc.                +      7,624       289,236
         Waters Corp.                               +      3,994       498,501
         Watts Industries Inc. "A"                         3,201        40,413
         WESCO International Inc.                   +      3,100        29,644
         Woodhead Industries Inc.                          1,106        20,184
         Zoran Corp.                                +        672        44,310
         -----------------------------------------------------------------------
                                                                    13,552,546
         -----------------------------------------------------------------------

         ENERGY & RELATED--0.23%
         -----------------------------------------------------------------------
         Global Industries Ltd.                     +      5,078        95,847
         Newpark Resources Inc.                     +      6,968        65,760
         Santa Fe International Corp.                      7,534       263,219
         Veritas Inc.                               +      2,322        60,372
         Vintage Petroleum Inc.                            3,458        78,021
         -----------------------------------------------------------------------
                                                                       563,219
         -----------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.04%
         -----------------------------------------------------------------------
         Foster Wheeler Corp.                              2,400        20,700
         Granite Construction Inc.                         1,436        35,182
         Jacobs Engineering Group Inc.              +      1,343        43,899
         -----------------------------------------------------------------------
                                                                        99,781
         -----------------------------------------------------------------------

         ENTERTAINMENT--1.15%
         -----------------------------------------------------------------------
         Allen Organ Co. "B"                                 171         9,832
         AMC Entertainment Inc.                     +      3,050        14,869
         Anchor Gaming                              +        739        35,426
         Argosy Gaming Co.                          +      2,403        34,543
         Avid Technology Inc.                       +      3,196        38,352
         barnesandnoble.com Inc.                    +      2,900        18,941

         Boca Resorts Inc. "A"                      +      2,661        26,277
         Boyd Gaming Corp.                          +      6,380        35,489
         Brass Eagle Inc.                           +        200         1,000
         Carmike Cinemas Inc. "A"                   +        419         1,624
         Championship Auto Racing Teams Inc.        +      1,178        30,039
         Cheap Tickets Inc.                         +      2,400        28,800
         Churchill Downs Inc.                              1,277        29,850
         Clark (Dick) Productions Inc.              +        339         3,983
         Coastcast Corp.                            +        357         6,292
         CPI Corp.                                           569        12,020
         Craig Corp.                                +      1,000         3,875
         Direct Focus Inc.                          +        800        39,200
         Dover Downs Entertainment Inc.                    2,390        33,460
         Ellett Brothers Inc.                                200           700
         Escalade Inc.                              +        139         2,380
         Expedia Inc. "A"                           +      2,100        31,106
         Family Golf Centers Inc.                   +        952           219
         Fotoball USA Inc.                          +      2,400         9,600
         garden.com Inc.                            +      1,000         2,375
         Gaylord Entertainment Co. "A"                     1,767        37,990
         GetThere.com Inc.                          +      3,987        42,113
         GTECH Holdings Corp.                       +      1,846        41,881
         Hollywood Casino Corp. "A"                 +      2,500        17,500
         Hollywood Entertainment Corp.              +      4,293        33,807
         Image Entertainment Inc.                   +        599         2,209
         International Game Technology Inc.         +      5,021       133,056
         International Speedway Corp. "A"                  3,538       146,385
         Jackpot Enterprises Inc.                   +        385         4,861
         Jakks Pacific Inc.                         +      1,328        19,588
         K2 Inc.                                    +      1,911        15,885
         Lakes Gaming Inc.                          +        389         3,452
         Laser-Pacific Media Corp.                  +        500         2,344
         Liquid Audio Inc.                          +      2,300        21,778
         Macrovision Corp.                          +      2,560       163,640
         Mandalay Resort Group Inc.                 +      5,356       107,120
         Martha Stewart Living Omnimedia Inc. "A"   +      1,500        33,000
         Metro-Goldwyn-Mayer Inc.                   +     12,240       319,770
         MGM Grand Inc.                                    7,282       233,934
         Mikohn Gaming Corp.                        +        500         3,969
         Park Place Entertainment Corp.             +     17,847       217,510
         Penn National Gaming Inc.                  +      1,743        23,748
         Pinnacle Entertainment Inc.                +      1,651        32,091
         Premier Parks Inc.                         +      4,174        94,958
         Rawlings Sporting Goods Co.                +        287         1,865
         Rentrak Corp.                              +        300         1,106
         Resortquest International Inc.             +      2,354        12,064
         SFX Entertainment Inc. "A"                 +      3,602       163,216
         Speedway Motorsports Inc.                  +      2,456        56,488
         Sport Supply Group Inc.                    +        331         1,531
         Steinway Musical Instruments Inc.          +        825        13,612
         Ticketmaster Online-CitySearch Inc. "B"    +      2,013        32,082
         Trimark Holdings Inc.                      +      1,000         7,937
         United Leisure Corp.                       +      1,400         9,800
         Vail Resorts Inc.                          +      2,910        47,469
         Westwood One Inc.                          +      7,086       241,810

         WMS Industries Inc.                        +      3,102        47,887
         World Wrestling Federation
            Entertainment Inc.                      +      1,200        24,975
         -----------------------------------------------------------------------
                                                                     2,864,683
         -----------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.13%
         -----------------------------------------------------------------------
         Crown Andersen Inc.                        +        100           487
         GZA GeoEnvironmental Technologies Inc.     +        400         2,500
         IT Group Inc.                              +      2,512        12,246
         Layne Christensen Co.                      +        520         2,340
         MFRI Inc.                                  +        300         1,125
         MPM Technologies Inc.                      +      1,900        11,400
         New Horizons Worldwide Inc.                +        909        21,114
         Republic Services Inc. "A"                 +     11,167       178,672
         Sevenson Environmental Services Inc.                200         2,200
         Stericycle Inc.                            +      1,400        33,600
         Strategic Diagnostic Inc.                  +      1,700         9,456
         Synagro Technologies Inc.                  +      1,600         5,900
         Tetra Technologies Inc.                    +        599         8,498
         TRC Companies Inc.                         +        500         5,750
         U S Liquids Inc.                           +        754         4,147
         Waste Industries Inc.                      +      1,593        17,125
         -----------------------------------------------------------------------
                                                                       316,560
         -----------------------------------------------------------------------

         FOOD--1.20%
         -----------------------------------------------------------------------
         American Italian Pasta Co.                 +      1,509        31,217
         Applebee's International Inc.                     1,743        52,835
         Arden Group Inc.                           +        320        12,500
         Ark Restaurants Corp.                      +        800         6,200
         Benihana Inc.                              +        272         3,638
         Buca Inc.                                  +        800        12,500
         Buffetts Inc.                              +      3,113        39,496
         CEC Entertainment Inc.                     +      1,609        41,231
         Champps Entertainment Inc.                 +        519         2,790
         Chart House Enterprises Inc.               +        526         2,893
         Cheesecake Factory (The)                   +      2,383        65,532
         Consolidated Products Inc.                 +      3,489        31,401
         Corn Products International Inc.                  2,303        61,029
         Dean Foods Co.                                    2,260        71,614
         Delhaize America Inc. "A"                         9,803       173,391
         Dole Food Co.                                     2,850        46,669
         Earthgrains Company (The)                         2,723        52,928
         ELXSI Corp.                                +        700         7,744
         Flanigan's Enterprises Inc.                         200           850
         Fleming Companies Inc.                            1,711        22,350
         Flowers Industries Inc.                           5,766       114,960
         Foodarama Supermarkets Inc.                +        100         2,394
         Friendly Ice Cream Corp.                   +        433         2,192
         Frisch's Restaurants Inc.                           268         2,814
         Garden Fresh Restaurant Corp.              +        251         2,620
         Hain Celestial Group Inc.                  +      1,889        69,303
         Hannaford Brothers Co.                            2,491       179,041
         Homeland Holding Corp.                     +        900         3,375
         Hormel Foods Corp.                                8,986       151,077
         IBP Inc.                                          7,053       108,881
         ICH Corporation                            +      1,000         5,500

         IHOP Corp.                                 +      1,582        26,498
         Il Fornaio (America) Corp.                 +        200         1,700
         International Home Foods Inc.              +      4,165        87,205
         Interstate Bakeries Corp.                         5,520        77,280
         Jack in the Box Inc.                       +      2,251        55,431
         Keebler Foods Co.                                 4,861       180,465
         Lance Inc.                                        1,641        14,769
         Landry's Seafood Restaurants                      1,119         9,511
         Marsh Supermarkets Inc. "B"                         911         9,110
         McCormick & Co. Inc.                              3,952       128,440
         Michael Foods Inc.                                1,348        33,026
         Morrison Management Specialist Inc.                 929        26,186
         Morton's Restaurant Group Inc.             +        241         5,181
         Nabisco Holdings Corp.                            2,799       146,947
         Northland Cranberries "A"                         2,127         8,242
         O'Charleys Inc.                            +      1,368        18,639
         P.F. Chang's China Bistro Inc.             +        753        24,049
         Panera Bread Co. "A"                       +        538         5,447
         Papa John's International Inc.             +      1,821        44,614
         PJ America Inc.                            +        511         4,982
         Rare Hospitality International Inc.        +      1,045        29,521
         Roadhouse Grill Inc.                       +        400         1,825
         Rocky Mountain Chocolate Factory Inc.      +        300         1,425
         Ruddick Corp.                                     2,487        29,378
         Schlotzsky's Inc.                          +        972         5,528
         Schultz Sav O Stores Inc.                           742         7,698
         Seaway Food Town Inc.                               645        10,804
         Smucker (J.M.) Co. "A"                            1,503        28,933
         Sonic Corp.                                +      1,751        51,436
         Suiza Foods Corp.                          +      1,866        91,201
         Taco Cabana "A"                            +        502         3,326
         Tootsie Roll Industries Inc.                      1,746        61,110
         Tyson Foods Inc. "A"                             14,742       128,992
         United Heritage Corp.                      +      6,360        18,285
         Universal Foods Corp.                             2,590        47,915
         Uno Restaurant Corp.                       +        508         5,429
         ViCorp Restaurants Inc.                    +        334         6,095
         Village Super Market Inc. "A"              +        300         3,712
         Weis Markets Inc.                                 2,368        77,552
         Whole Foods Market Inc.                    +      1,579        65,232
         Wild Oats Markets Inc.                     +      1,476        18,542
         -----------------------------------------------------------------------
                                                                     2,982,626
         -----------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.35%
         -----------------------------------------------------------------------
         Associated Materials Inc.                           406         6,090
         Bowater Inc.                                      3,015       133,037
         Buckeye Technologies Inc.                  +      1,702        37,338
         Building Materials Holdings Corp.          +        566         4,988
         Caraustar Industries Inc.                         1,920        29,040
         Chesapeake Corp.                                  1,059        31,373
         Consolidated Papers Inc.                          5,646       206,432
         Drew Industries Inc.                       +        505         3,977
         Fibermark Inc.                             +        286         3,539
         Gaylord Container "A"                      +      5,383        14,467
         Georgia-Pacific (Timber Group)                    5,707       123,414

         Glatfelter (P.H.) Co.                             2,081        21,200
         Hunt Corp.                                          411         4,264
         Impreso.com Inc.                           +        300         1,200
         Ivex Packaging Corp.                       +      2,336        25,988
         Liberty Homes Inc. "A"                              200         1,225
         Patrick Industries Inc.                             216         1,350
         Playtex Products Inc.                      +      3,799        42,976
         Pope & Talbot Inc.                                1,097        17,552
         Republic Group Inc.                                 533         4,797
         Schweitzer-Mauduit International Inc.               702         8,775
         Simpson Manufacturing Co. Inc.             +        717        34,282
         United Stationers Inc.                     +      2,546        82,427
         Wausau-Mosinee Paper Corp.                        3,433        29,395
         -----------------------------------------------------------------------
                                                                       869,126
         -----------------------------------------------------------------------

         GAS--0.21%
         -----------------------------------------------------------------------
         AGL Resources Inc.                                2,957        47,127
         KeySpan Corp.                                     8,163       251,012
         MCN Energy Group Inc.                             5,644       120,641
         Vectren Corporation                               3,387        58,426
         Washington Gas Light Co.                          1,844        44,371
         -----------------------------------------------------------------------
                                                                       521,577
         -----------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.10%
         -----------------------------------------------------------------------
         Kennametal Inc.                                   1,536        32,928
         SPX Corp.                                  +      1,868       225,911
         -----------------------------------------------------------------------
                                                                       258,839
         -----------------------------------------------------------------------

         HEALTH CARE--3.75%
         -----------------------------------------------------------------------
         Abiomed Inc.                               +        886        27,244
         Accredo Health Inc.                        +        750        25,922
         Acuson Corp.                               +      2,827        38,164
         ADAC Laboratories Inc.                     +      1,596        38,304
         Advanced Energy Industries Inc.            +      1,493        87,994
         Advanced Neuromodulation Systems Inc.      +        342         5,729
         Advanced Tissue Sciences Inc.              +      3,800        30,519
         Aetrium Inc.                               +        428         2,461
         Albany Molecular Research Inc.             +      1,600        87,100
         Alcide Corp.                               +        100         1,750
         Allscripts Inc.                            +      1,600        36,800
         Amcast Industrial Corp.                             339         2,966
         America Service Group Inc.                 +        300         6,150
         American Dental Partners Inc.              +        932         6,524
         American Science & Engineering Inc.        +        315         1,733
         AmeriPath Inc.                             +      1,973        17,510
         Amsurg Inc. "A"                            +        451         2,424
         Analogic Corp.                                    1,366        54,640
         Apria Healthcare Group Inc.                +      3,016        36,946
         Aradigm Corp.                              +      1,348        23,590
         Arrow International Inc.                          1,139        38,157
         Arthocare Corp.                            +        630        33,548
         Aspect Medical Systems Inc.                +      1,667        45,009
         AVAX Technologies Inc.                     +      2,000        18,125
         Avigen Inc.                                +      1,500        65,813
         Bacou USA Inc.                             +      1,487        29,740

         Badger Meter Inc.                                   112         2,828
         Baxter International Inc.                           121         8,521
         Beckman Coulter Inc.                              1,579        92,174
         BioMarin Pharmaceutical Inc.               +      1,800        30,600
         Bio-Rad Laboratories Inc. "A"              +        758        18,950
         Biosite Diagnostics Inc.                   +        977        47,079
         BioSource International Inc.               +      2,500        55,625
         Block Drug Co. Inc. "A"                           1,152        48,744
         BriteSmile Inc.                            +      1,500         6,750
         CardioDynamics International Corp.         +      2,800        17,588
         Caredata.com Inc.                          +      2,800         4,725
         Cerus Corp.                                +      2,047       104,781
         ChromaVision Medical Systems Inc.          +      2,036        26,850
         Chronimed Inc.                             +        546         4,027
         Closure Medical Corp.                      +      1,294        29,762
         Coherent Inc.                              +      1,360       114,070
         Cohesion Technologies Inc.                 +        586         6,922
         Cohu Inc.                                         1,218        32,848
         Cole National Corp.                                 658         4,606
         Colorado Medtech Inc.                      +        474         2,992
         Computer Motion Inc.                       +      1,959        16,162
         Conmed Corp.                               +      1,177        30,455
         Cooper Companies Inc.                             1,467        53,362
         Core Inc.                                  +        350         2,384
         Covance Inc.                               +      3,005        26,482
         Coventry Health Care Inc.                  +      5,632        75,064
         Creative BioMolecules Inc.                 +      3,500        49,000
         Credence Systems Corp.                     +      3,342       184,437
         CRYO-CELL International Inc.               +        400         2,500
         Cryolife Inc.                              +      1,167        26,841
         Cuno Inc.                                  +      1,796        41,533
         Curative Health Services Inc.              +        470         2,835
         Cyber-Care Inc.                            +      5,200        51,756
         Cyberonics                                 +      1,143        13,716
         Cygnus Inc.                                +      2,359        33,616
         Cymer Inc.                                 +      1,613        77,021
         Datascope Corp.                                     978        35,208
         DataTRAK International Inc.                +      1,587         7,637
         Daxor Corp.                                +        213         2,370
         Del Global Technologies Corp.              +        340         3,304
         Diagnostic Prods Corp.                            1,017        32,544
         Diametrics Medical Inc.                    +      1,962        11,098
         Dianon Systems Inc.                        +        303         7,651
         Dynacq International Inc.                  +      1,000         7,750
         Eclipse Surgical Technologies Inc.         +      2,404        10,518
         Edwards Lifesciences Corp.                 +      3,700        70,763
         Embrex Inc.                                +        500         6,875
         ENDOcare Inc.                              +        600        12,150
         Endosonics Corp.                           +      2,243        12,617
         Energy Conversion Devices Inc.             +      1,263        32,049
         Environmental Tectonics Corp.              +        374         3,366
         Enzo Biochem Inc.                          +      1,518       104,742
         Enzon Inc.                                 +      2,084        88,570
         Epimmune Inc.                              +      2,000        12,750
         Epitope Inc.                               +      1,601        22,014

         Esterline Corp.                            +        775        11,528
         Exactech Inc.                              +        319         5,084
         Excel Technology Inc.                      +        606        30,489
         Express Scripts Inc. "A"                   +      2,204       136,924
         E-Z-Em Inc. "A"                            +        650         4,144
         FEI Co.                                    +      1,469        44,805
         Foundation Health Systems                  +      7,267        94,471
         Frequency Electronics Inc.                          343         9,818
         Genrad Inc.                                +      1,997        17,973
         Gliatech Inc.                              +        945        19,136
         Haemonetics Corp.                          +      1,692        35,532
         Hanger Orthopedic Group Inc.               +        913         4,508
         Health Management Associates Inc. "A"      +     15,437       201,646
         Health Systems Design Corp.                +      2,300         8,338
         Healthcentral.com                          +      3,238         9,714
         Hillenbrand Industries Inc.                       3,895       121,962
         Hologic Inc.                               +      1,793        12,103
         Hooper Holmes Inc.                                3,918        31,344
         Human Genome Sciences Inc.                 +      3,406       454,275
         ICU Medical Inc.                           +        396        10,692
         IDEXX Laboratories Inc.                    +      2,329        53,276
         IGEN International Inc.                    +      1,785        29,564
         II-VI Inc.                                 +        306        14,803
         Immunomedics Inc.                          +      2,193        53,729
         Impath Inc.                                +        912        49,476
         INAMED Corp.                               +      1,100        40,288
         InSight Health Services Corp.              +      1,500         9,750
         Integra Lifesciences Corp.                 +      2,000        19,875
         Interpore International                    +        627         6,074
         Invacare Corp.                                    2,037        53,471
         Inverness Medical Technology Inc.          +      2,500        22,500
         Invitrogen Corp.                           +      1,200        90,244
         Invivo Corp.                               +        246         2,706
         Ionics Inc.                                +      1,620        49,613
         IRIDEX Corp.                               +        500         6,375
         Isolyser Co. Inc.                          +      2,500         8,594
         I-Stat Corp.                               +      1,362        23,750
         Kensey Nash Corp.                          +        333         3,705
         Kopin Corp.                                +      1,800       124,650
         K-Tron International Inc.                  +        234         3,627
         Laboratory Corp. of America Holdings       +        840        64,785
         Lasersight Inc.                            +      1,588         6,054
         LifeCell Corp.                             +        600         3,825
         Lifemark Corp.                             +      2,000        12,000
         LifePoint Hospitals Inc.                   +      3,000        66,750
         Lincare Holdings Inc.                      +      3,204        78,899
         LTX Corp.                                  +      3,108       108,586
         Luminex Corp.                              +      2,140        89,078
         Lunar Corp.                                +        384         6,432
         Matria Healthcare Inc.                     +      3,442        15,812
         Meade Instruments Corp.                    +      1,580        39,698
         Mechanical Technology Inc.                 +      1,914        28,710
         Med-Design Corp. (The)                     +        600         6,900
         Mediware Information Systems Inc.          +        200         1,300
         Medstone International Inc.                +        300         1,725

         MEDTOX Scientific Inc.                     +        200         2,000
         Medwave Inc.                               +      1,841        13,117
         Mentor Corp.                                      1,484        40,346
         Meridian Medical Technologies Inc.         +        200         2,250
         Merit Medical Systems Inc.                 +        400         2,600
         Mesa Laboratories Inc.                     +      2,400        13,200
         Micro Therapeutics Inc.                    +      1,700         8,713
         Mid Atlantic Medical Services Inc.         +      5,020        67,770
         Mine Safety Appliances                              963        23,112
         Minimed Inc.                               +      2,006       236,708
         Minntech Corp.                                      301         2,032
         Misonix Inc.                               +        400         3,175
         Molecular Devices Corp.                    +        548        37,915
         MTS Systems Corp.                                 2,185        13,656
         Nanometrics Inc.                           +        888        36,575
         National Dentex Corp.                      +        656        11,070
         Neogen Corp.                               +      1,300         8,125
         Newport Corp.                                     1,605       172,337
         NMT Medical Inc.                           +        475         1,425
         Novamed Eyecare Inc.                       +      2,500        22,031
         Novametrix Medical Systems Inc.            +        400         2,400
         Novavax Inc.                               +      2,800        20,475
         Novoste Corp.                              +        894        54,534
         Oakley Inc.                                +      4,562        52,463
         Ocular Sciences Inc.                       +      2,303        27,060
         Oratec Interventions Inc.                  +      1,431        47,760
         Ortec Inernational Inc.                    +      1,863        17,931
         Orthodontic Centers of America             +      2,838        64,210
         Orthologic Corp.                           +      2,133        10,532
         Osmonics Inc.                              +        516         4,773
         Osteotech Inc.                             +      1,297        13,619
         Oxford Health Plans Inc.                   +      4,796       114,205
         PacifiCare Health Systems Inc. "A"         +      2,536       152,636
         Palatin Technologies Inc.                  +      1,800        12,600
         Pediatrix Medical Group Inc.               +      1,783        20,727
         PharmaNetics Inc.                          +        400         7,950
         PMR Corp.                                           312           995
         Polymedica Industries Inc.                 +        800        34,600
         PPT Vision Inc.                            +        200         1,025
         Prime Medical Service Inc.                 +      1,859        14,407
         Protocol Systems Inc.                      +        372         5,929
         Province Healthcare Co.                    +      1,579        57,041
         PRWW Ltd.                                  +        900        12,488
         Psychemedics Corp.                                2,416        12,533
         Quality Systems Inc.                       +        200         1,500
         Quest Diagnostics Inc.                     +      3,036       217,264
         Quorum Health Group Inc.                   +      4,829        49,799
         Rehabcare Corp.                            +        678        18,476
         Renal Care Group Inc.                      +      3,513        85,904
         Resmed Inc.                                +      1,712        45,796
         Respironics Inc.                           +      3,513        63,234
         Ribozyme Pharmaceuticals Inc.              +      1,900        49,044
         Robotic Vision Systems Inc.                +      2,513        45,234
         Rochester Medical Corp.                    +        238         1,993
         Rofin-Sinar Technologies Inc.              +        524         6,550

         Roper Industries Inc.                             1,699        43,537
         Satcon Technology Corp.                    +        703        17,970
         SciQuest.com Inc.                          +      2,905        33,226
         Sola International Inc.                    +      2,813        13,713
         Sonosite Inc.                              +        620        17,864
         Spacelabs Medical Inc.                     +        947        10,654
         Spectranetics Corp.                        +      2,155        10,640
         SPECTRASCIENCE Inc.                        +      2,000        13,000
         SpectRx Inc.                               +        300         3,150
         Staar Surgical Co.                         +        596         6,668
         Starrett (LS) Co. "A"                               192         3,360
         Sterile Recoveries Inc.                    +        953         7,386
         Steris Corp.                               +      4,554        40,417
         Stryker Corp.                                    12,228       534,975
         Summit Technology Inc.                     +      5,638       106,417
         Sunrise Assisted Living Inc.               +      2,350        43,475
         Sunrise Medical Inc.                       +      3,118        15,200
         Sunrise Technologies International Inc.    +      4,043        40,430
         Syncor International Corp.                 +      1,391       100,152
         Techne Corp.                               +      1,096       142,480
         Theragenics Corp.                          +      2,984        25,551
         Thermedics Inc.                            +      2,957        29,385
         Thermo Cardiosystems Inc.                  +      2,622        26,220
         Thoratec Labs Corp.                        +      1,851        29,963
         Total Renal Care Holdings                  +      4,621        27,726
         Triad Hospitals Inc.                       +      2,200        53,213
         Trigon Healthcare Inc.                     +      2,992       154,275
         TriPath Imaging Inc.                       +      2,379        14,646
         U.S. Physical Therapy Inc.                 +      1,200        12,900
         United-Guardian Inc.                                400         1,850
         Universal Health Services                  +      1,765       116,490
         Urologix Inc.                              +      2,400         9,750
         Utah Medical Products Inc.                 +        319         2,173
         Valentis Inc.                              +      2,176        25,568
         Varian Medical Systems Inc.                +      2,230        87,249
         Veeco Intruments Inc.                      +      1,389       101,744
         Ventana Medical Systems Inc.               +        793        18,636
         Veterinary Centers of America Inc.         +      1,826        25,108
         VISX Inc.                                  +      3,320        93,168
         Wesley Jessen VisionCare Inc.              +      1,160        43,573
         X-Rite Inc.                                       1,981        18,077
         Young Innovations Inc.                     +        903        16,141
         ZEVEX International Inc.                   +        300         1,594
         Zoll Medical Corp.                         +        477        23,373
         Zygo Corp.                                 +        911        82,730
         -----------------------------------------------------------------------
                                                                     9,369,215
         -----------------------------------------------------------------------

         HEAVY CONSTRUCTION--0.08%
         -----------------------------------------------------------------------
         AMREP Corporation                          +        500         2,813
         Anthony & Sylvan Pools Corp.               +        243         1,891
         Del Webb Corp.                             +      1,508        23,091
         Fairfield Communities Inc.                 +      3,954        31,138
         Hovnanian Enterprises Inc. "A"             +      1,300         7,800
         Lennar Corp.                                      4,950       100,238
         M/I Schottenstein Homes Inc.                        325         5,119

         McGrath RentCorp                                    916        15,572
         Morrison Knudsen Corp.                     +      2,689        19,495
         UNIFAB International Inc.                  +        300         2,475
         -----------------------------------------------------------------------
                                                                       209,632
         -----------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--2.00%
         -----------------------------------------------------------------------
         Berkshire Hathaway Inc. "A"                +         93     5,003,400
         -----------------------------------------------------------------------
                                                                     5,003,400
         -----------------------------------------------------------------------

         HOME BUILDERS--0.08%
         -----------------------------------------------------------------------
         Champion Enterprises Inc.                  +      5,252        25,604
         Clayton Homes Inc.                               11,705        93,640
         Fleetwood Enterprises Inc.                        3,500        49,875
         Skyline Corp.                                       741        15,932
         William Lyon Homes                         +        700         4,638
         -----------------------------------------------------------------------
                                                                       189,689
         -----------------------------------------------------------------------

         HOME FURNISHINGS--0.41%
         -----------------------------------------------------------------------
         Applica Inc.                               +      2,214        25,046
         Bassett Furniture Industries Inc.                 1,279        16,147
         Beazer Homes USA Inc.                      +        831        15,166
         Bush Industries "A"                                 380         6,080
         Chromcraft Revington Inc.                  +        402         4,673
         D.R. Horton Inc.                                  4,088        55,444
         Dominion Homes Inc.                        +      1,300         7,556
         Donnelly Corp.                                    1,171        15,223
         Engle Homes Inc.                                    411         3,930
         Ethan Allen Interiors Inc.                        3,049        73,176
         Falcon Products Inc.                                334         3,173
         Flexsteel Industries Inc.                           252         3,087
         Fossil Inc.                                +      2,004        38,953
         Furniture Brands International Inc.        +      2,620        39,628
         Helen of Troy Ltd.                         +      2,599        14,538
         Jore Corporation                           +      1,000         5,438
         Kimball International Inc. "B"                    1,920        28,320
         Knape & Vogt Manufacturing Co.                      234         3,569
         Landec Corp.                               +      1,973        10,728
         Lazare Kaplan International Inc.           +        379         3,032
         La-Z-Boy Chair Co.                                3,606        50,484
         Lennox International Inc.                         3,521        46,653
         Libbey Inc.                                       1,773        56,958
         M.D.C Holdings Inc.                               1,720        32,035
         Media Arts Group Inc.                      +      2,281         9,267
         Meritage Corp.                             +        338         3,612
         Mikasa Inc.                                         669         6,481
         Mity Lite Inc.                             +        219         2,902
         Movado Group Inc.                                   578         6,936
         Newmark Homes Corp.                        +      1,914        12,321
         Nobility Homes Inc.                        +        219         1,095
         NVR Inc.                                   +        481        27,417
         Oneida Ltd.                                       1,947        34,559
         Palm Harbor Homes Inc.                     +      2,363        34,264
         Rexhall Industries Inc.                    +        315         1,595
         Rowe Furniture Corp.                                499         1,902
         Royal Appliance Manufacturing Co.          +        894         5,085

         Ryland Group Inc.                                 1,557        34,449
         Salton/Maxim Corp.                         +      1,283        47,311
         Schuler Homes Inc.                         +        741         4,539
         SMC Corp.                                  +        300           938
         Standard-Pacific Corp.                            3,026        30,260
         Stanley Furniture Co. Inc.                 +        264         5,808
         Steelcase Inc.                                    1,929        32,793
         Toll Brothers Inc.                         +      1,954        40,057
         Trex Co. Inc.                              +      1,300        65,000
         Virco Manufacturing Corp.                         1,201        15,613
         Walter Industries Inc.                            3,486        39,871
         Washington Homes Inc.                      +        500         3,000
         -----------------------------------------------------------------------
                                                                     1,026,112
         -----------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--0.12%
         -----------------------------------------------------------------------
         Blyth Industries Inc.                             2,800        82,600
         Day Runner Inc.                            +          1             1
         Dial Corp.                                        5,917        61,389
         Enesco Group Inc.                                 1,702         8,085
         Ennis Business Forms Inc.                           599         4,792
         Harland (John H.) Co.                             1,387        20,718
         National Presto Industries Inc.                     571        17,558
         Pennzoil-Quaker State Co.                         4,777        57,623
         Standard Register Co.                             1,528        21,774
         Wallace Computer Services Inc.                    2,335        23,058
         -----------------------------------------------------------------------
                                                                       297,598
         -----------------------------------------------------------------------

         INDUSTRIAL - DIVERSIFIED--0.09%
         -----------------------------------------------------------------------
         Ag Services of America Inc.                +        733        11,178
         American Biltrite Inc.                              134         1,725
         Aztec Manufacturing Co.                             800        13,000
         Identix Inc.                               +      1,933        30,324
         Interlott Technologies Inc.                +        400         2,500
         Koala Corp.                                +        454         6,413
         Oil Dri Corp. of America                            266         2,394
         Publicard Inc.                             +      1,690         5,545
         Russ Berrie & Co. Inc.                            1,994        38,385
         Scope Industries                                    100         4,475
         Shuffle Master Inc.                        +        400         5,750
         Symyx Technologies Inc.                    +      1,700        72,436
         Thermwood Corp.                            +        200         1,125
         York Group Inc.                                   1,499         5,996
         Zomax Optical Media Inc.                   +      1,456        19,110
         -----------------------------------------------------------------------
                                                                       220,356
         -----------------------------------------------------------------------

         INSURANCE--2.69%
         -----------------------------------------------------------------------
         Acceptance Insurance Companies Inc.        +        641         3,205
         Alfa Corp.                                        1,928        33,740
         Allcity Insurance Co.                      +        500         3,500
         Alleghany Corp.                            +        435        73,080
         Allmerica Financial Corp.                         3,600       188,550
         AMBAC Financial Group Inc.                        4,118       225,718
         American Financial Group Inc.                     3,332        82,675
         American National Insurance Co.                   1,984       101,184
         Amerus Life Holdings Inc.                         2,849        58,761

         Amwest Insurance Group Inc.                         907         4,308
         Argonaut Group Inc.                               1,075        18,409
         Arm Financial Group Inc. "A"               +      1,057            11
         AXA Financial Inc. ADR                           27,666       940,644
         Baldwin & Lyons Inc. "B"                            613        10,459
         Bancinsurance Corp.                        +      1,050         4,397
         Brown & Brown Inc.                                1,504        78,208
         Capitol Transamerica Corp.                          413         4,879
         Citizens Financial Corp. KY "A"            +        200         2,300
         Clark/Bardes Holdings Inc.                 +        897        14,801
         CNA Financial Corp.                        +     11,327       385,118
         Commerce Group Inc.                               2,012        59,354
         Cotton States Life Insurance Co.                    287         2,440
         Crawford & Co. "B"                                2,382        26,202
         Danielson Holding Corp.                    +        700         3,413
         Delphi Financial Group Inc.                +        948        32,173
         Donegal Group Inc.                                  365         2,099
         E.W. Blanch Holdings Inc.                           774        15,722
         EMC Insurance Group Inc.                            423         3,701
         Enhance Financial Services Group Inc.             4,172        59,973
         Erie Indemnity Co. "A"                            3,699       116,519
         Everest Re Group Ltd.                             1,540        50,628
         Farm Family Holdings Inc.                  +        508        15,716
         FBL Financial Group Inc. "A"                      2,105        33,154
         Fidelity National Financial Inc.                  4,304        78,817
         Financial Industries Corp.                          242         1,966
         Financial Security Assurance Holdings Ltd.        2,210       167,684
         First American Financial Corp.                    4,208        60,227
         FPIC Insurance Group Inc.                  +        421         6,604
         Fremont General Corp.                             3,527        13,888
         Gainsco Inc.                                        770         3,850
         Gallagher (Arthur J.) & Co.                       1,946        81,732
         Great American Financial Resources Inc.           2,109        37,303
         Hancock (John) Financial Services Inc.     +     20,903       495,140
         Harleysville Group Inc.                           2,703        45,275
         HCC Insurance Holdings Inc.                       3,153        59,513
         HealthExtras Inc.                          +      3,729        20,043
         Hilb Rogal & Hamilton Co.                           847        29,380
         Horace Mann Educators Corp.                       2,702        40,530
         HSB Group Inc.                                    1,614        50,236
         Independence Holding Co.                            972        11,907
         Intercontinental Life Corp.                +      1,200        10,200
         Interstate National Dealer Services Inc.   +        200         1,050
         Investors Title Company                             200         2,100
         Kansas City Life Insurance Co.                    1,354        36,389
         Kaye Group Inc.                                   1,300         7,556
         Lab Holdings Inc.                                 1,258         7,076
         LandAmerica Financial Group Inc.                    690        15,827
         Leucadia National Corp.                           4,082        93,121
         Liberty Corp.                                     1,034        43,428
         Liberty Financial Companies Inc.                  2,464        54,054
         Markel Corp.                               +        346        49,002
         Meadowbrook Insurance Group                         390         1,999
         Medical Assurance Inc.                     +      2,298        25,853
         Merchants Group Inc.                                472         7,906

         Mercury General Corp.                             3,849        90,933
         Meridian Insurance Group Inc.                       821         9,852
         MetLife Inc.                               +     12,610       265,598
         MIIX Group Inc. (The)                             1,100        13,200
         MONY Group Inc.                                   2,613        88,352
         Motor Club of America                      +        400         3,300
         National Security Group Inc.                        400         4,700
         Nationwide Financial Services Inc.                1,464        48,129
         Navigators Group Inc.                      +        377         3,393
         NYMAGIC Inc.                                        433         6,170
         Ohio Casualty Corp.                               5,178        55,016
         Old Guard Group Inc.                                300         3,469
         Old Republic International Corp.                  7,100       117,150
         Penn Treaty American Corp.                 +        287         4,879
         Penn-America Group Inc.                             500         3,938
         Philadelphia Consolidated Holding Corp.    +        545         9,163
         PICO Holdings Inc.                         +      1,200        16,875
         PMA Capital Corp. "A"                               409         7,771
         PMI Group Inc. (The)                              3,035       144,163
         Presidential Life Corp.                           2,120        29,415
         Professionals Group Inc.                   +        412        10,068
         Protective Life Corp.                             3,582        95,371
         PXRE Group Ltd.                                     595         8,033
         Radian Group Inc.                                 2,106       108,986
         Reinsurance Group of America Inc.                 2,557        77,030
         Reliastar Financial Corp.                         5,581       292,654
         Rightchoice Managed Care "A"               +        300         5,119
         RLI Corp.                                           464        16,124
         RTW Inc.                                   +      1,400         5,294
         SCPIE Holdings Inc.                                 556        11,398
         Selective Insurance Group Inc.                    2,863        54,397
         StanCorp Financial Group Inc.                     2,000        64,250
         State Auto Financial Corp.                        4,376        51,965
         Stewart Information Services Corp.                1,278        18,691
         Surety Corp.                                      2,972        35,478
         Transatlantic Holdings Inc.                       2,250       188,438
         Trenwick Group Inc.                               2,091        30,450
         Triad Guaranty Inc.                        +      1,498        34,360
         21st Century Insurance Group                      6,119        96,374
         UICI                                       +      4,968        32,603
         Unico American Corp.                              1,000         6,000
         United Fire & Casualty Co.                          451         6,991
         Unitrin Inc.                                      4,244       124,668
         W.R. Berkley Corp.                                2,385        44,719
         Wesco Financial Corp.                               418        85,690
         White Mountains Insurance Group Inc.                356        56,960
         Zenith National Insurance Corp.                   1,062        22,568
         -----------------------------------------------------------------------
                                                                     6,724,842
         -----------------------------------------------------------------------

         IRON / STEEL--0.04%
         -----------------------------------------------------------------------
         AK Steel Holding Corp.                            6,344        50,752
         Ryerson Tull Inc.                                 2,542        26,373
         Steel Dynamics Inc.                        +      2,441        22,122
         Weirton Steel Corp.                        +      2,700         8,775
         -----------------------------------------------------------------------
                                                                       108,022
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------

         LEISURE TIME--0.09%
         -----------------------------------------------------------------------
         Bally Total Fitness Holding Corp.          +      1,435        36,413
         Callaway Golf Co.                                 4,560        74,385
         Galileo International Inc.                        5,294       110,512
         Johnson Outdoors Inc. "A"                  +        300         2,119
         Navigant International Inc.                +        579         5,573
         -----------------------------------------------------------------------
                                                                       229,002
         -----------------------------------------------------------------------

         LODGING--0.32%
         -----------------------------------------------------------------------
         Ameristar Casinos Inc.                     +      3,300        13,819
         Aztar Corp.                                +      2,668        41,354
         Choice Hotels International Inc.           +      2,589        25,728
         Crestline Capital Corp.                    +        855        14,588
         Extended Stay America Inc.                 +      5,792        53,576
         International Leisure Hosts Ltd.           +        300         1,200
         Isle of Capris Casinos Inc.                +      1,700        23,056
         John Q Hammons Hotels Inc.                 +      2,600        13,000
         Marcus Corp.                                      2,495        30,252
         Monarch Casino & Resort Inc.               +        300         1,725
         Prime Hospitality Corp.                    +      4,838        45,659
         Riviera Holdings Corp.                     +        200         1,575
         ShoLodge Inc.                              +      1,700         5,950
         Silver Leaf Resorts Inc.                   +      1,475         3,964
         Sonesta International Hotels Corp.                  800         6,700
         Starwood Hotels & Resorts Worldwide Inc.         12,917       417,381
         Station Casinos Inc.                       +      2,379        59,475
         Suburban Lodges of America Inc.            +      1,869        10,630
         Sunburst Hospitality Corp.                 +        893         3,963
         Thousand Trails Inc.                       +        600         2,700
         Trendwest Resorts Inc.                     +      1,167        18,818
         U.S. Franchise Systems Inc.                +        633         3,046
         Westcoast Hospitality Corp.                +        566         3,962
         -----------------------------------------------------------------------
                                                                       802,121
         -----------------------------------------------------------------------

         MACHINERY--0.92%
         -----------------------------------------------------------------------
         A.S.V. Inc.                                +        455         6,541
         Ag-Chem Equipment Co. Inc.                 +        355         2,396
         AGCO Corp.                                        3,663        44,872
         Alamo Group Inc.                                    359         4,488
         Albany International Corp.                 +      3,307        47,952
         Altair International Inc.                  +      2,059         6,949
         American Aircarriers Support Inc.          +        288         1,080
         Ampco-Pittsburgh Corp.                              353         3,927
         Applied Industrial Technologies Inc.              2,269        37,155
         Applied Power Inc. "A"                            1,928        64,588
         Applied Science & Technology Inc.          +      1,016        26,289
         Arguss Holdings Inc.                       +      1,271        23,990
         Astec Industries Inc.                      +      1,243        31,541
         Asyst Technologies Inc.                    +      2,036        69,733
         Aviall Inc.                                +      1,070         5,283
         Aviation Sales Co.                         +      2,158        13,353
         BHA Group Inc.                                      319         3,110
         Brooks Automation Inc.                     +      1,205        77,045
         Chart Industries Inc.                      +      1,077         5,250

         Cognex Corp.                               +      2,291       118,559
         Columbus McKinnon Corp.                           1,316        18,260
         CTB International Corp.                    +        454         3,065
         Detroit Diesel Corp.                              1,705        25,149
         Donaldson Co. Inc.                                3,964        78,289
         Dril-Quip                                  +        836        39,083
         DT Industries Inc.                         +        468         4,388
         Dycom Industries Inc.                      +      2,491       114,586
         Electroglas Inc.                           +      1,027        22,081
         Engineered Support Systems Inc.                     317         4,359
         Fedders Corp.                                     3,324        19,321
         Flowserve Corp.                                   3,718        56,002
         Gardner Denver Inc.                        +      1,593        28,475
         Gasonics International Corp.               +        822        32,418
         Gehl Corp.                                 +        300         4,275
         Glacier Water Services Inc.                +        135         1,603
         Gorman Rupp Co.                                     315         4,961
         Graco Inc.                                          998        32,435
         Hardinge Inc.                                       362         3,778
         Hurco Companies Inc.                       +        600         2,325
         Idex Corp.                                        1,512        47,723
         IIC Industries Inc.                        +        400         3,850
         Imation Corp.                              +      1,818        53,404
         Insituform Technologies Inc. "A"           +      1,180        32,008
         JLK Direct Distribution Inc. "A"           +      1,100         5,638
         Katy Industries Inc.                                306         3,596
         Key Technology Inc.                        +        200         1,700
         Kulicke & Soffa Industries Inc.            +      1,442        85,619
         Lincoln Electric Holding Inc.                     3,754        53,495
         Lindsay Manufacturing Co.                           584        11,461
         Lufkin Industries Inc.                              241         3,826
         Magnetek Inc.                              +      1,412        11,296
         Manitowoc Co. Inc.                                1,359        36,353
         Mansur Industries Inc.                     +      1,200         3,225
         McClain Industries Inc.                    +        400         2,000
         Mestek Inc.                                +        328         5,781
         Met-Pro Corp.                                       306         2,754
         Metromedia International Group Inc.        +      4,997        23,736
         Middleby Corp. (The)                       +        200         1,466
         Mitcham Industries Inc.                    +      2,200        11,688
         Nordson Corp.                                       831        42,069
         P & F Industries Inc. "A"                  +        200         1,700
         Paragon Technologies Inc.                  +      4,300        32,250
         Paxar Corp.                                +      4,543        54,232
         PLM International Inc.                     +      1,800        12,150
         Presstek Inc.                              +      1,890        30,831
         Quipp Inc.                                 +        100         1,900
         Robbins & Myers Inc.                              1,306        29,793
         Sames Corp.                                +        132         2,079
         Scott Technologies Inc.                    +      2,099        36,077
         Semitool Inc.                              +      1,816        31,440
         Specialty Equipment Co.                    +      1,322        35,859
         SpeedFam-IPEC Inc.                         +      1,788        32,519
         SPS Technologies Inc.                      +      1,366        56,091
         Stewart & Stevenson Services Inc.                 3,132        47,176

         Tecumseh Products Co. "A"                         1,039        39,677
         Tegal Corp.                                +      2,600        17,225
         Tennant Co.                                       1,215        45,563
         Terex Corp.                                +      1,930        27,261
         Thermadyne Holdings Corp.                  +        144         1,800
         Thermo Fibertek Inc.                       +      4,150        19,713
         Toro Co.                                          1,375        45,289
         Tractor Supply Co.                         +        522         8,646
         Twin Disc Inc.                                      126         2,150
         Ultratech Stepper Inc.                     +      2,243        33,365
         United Industial Corp.                            1,053         9,609
         Unova Inc.                                 +      4,748        34,720
         Watsco Inc.                                       3,306        41,325
         Woodward Governor Co.                               816        23,103
         -----------------------------------------------------------------------
                                                                     2,285,185
         -----------------------------------------------------------------------

         MANUFACTURERS--0.36%
         -----------------------------------------------------------------------
         Carlisle Companies Inc.                           2,650       119,250
         Federal Signal Corp.                              2,527        41,696
         Harsco Corp.                                      2,388        60,894
         Lancaster Colony Corp.                            2,193        42,078
         Mark IV Industries Inc.                           2,435        50,831
         Mascotech Inc.                                    2,262        24,458
         NCH Corp.                                           250         9,047
         Newport News Shipbuilding Inc.                    2,478        91,067
         Pentair Inc.                                      3,618       128,439
         Pittston Brink's Group                            4,375        59,883
         Teleflex Inc.                                     3,373       125,012
         Trinity Industries Inc.                           2,237        41,385
         U.S. Industries Inc.                              5,310        64,384
         Wabtec Corporation                                3,405        35,327
         -----------------------------------------------------------------------
                                                                       893,751
         -----------------------------------------------------------------------

         MEDIA--3.63%
         -----------------------------------------------------------------------
         Acme Communications Inc.                   +      1,500        27,375
         Adelphia Communications Corp. "A"          +      7,097       332,672
         AMFM Inc.                                  +     13,531       933,639
         Banta Corp.                                       1,294        24,505
         Beasley Broadcast Group Inc. "A"           +      1,400        19,075
         Belo (A.H.) Corp.                                 6,494       112,427
         BHC Communications Inc. "A"                       1,307       196,213
         Big City Radio Inc.                        +      1,400         7,088
         Cablevision Systems Corp.                  +      8,109       550,398
         Central Newspapers Inc. "A"                       1,874       118,531
         Charter Communications Inc.                +      9,600       157,800
         Chris-Craft Industries Inc.                +      2,263       149,499
         Citadel Communications Corp.               +      2,150        75,116
         Classic Communications Inc. "A"            +      1,770        15,819
         Courier Corp.                                       300         8,475
         Cox Radio Inc. "A"                         +      1,365        38,220
         Crown Media Holdings Inc.                  +      1,898        29,063
         CTN Media Group Inc.                       +        638         3,429
         Cumulus Media Inc.                         +      2,227        20,321
         Daily Journal Corp.                        +        119         3,421
         Emmis Communications Corp.                 +      2,574       106,499

         Entercom Communications Corp.              +      1,800        87,750
         Fox Entertainment Group Inc.               +     11,203       340,291
         Granite Broadcasting Corp.                 +      1,368        10,089
         Gray Communications Systems Inc.                    694         6,810
         Gray Communications Systems Inc. "B"                771         7,517
         Hearst-Argyle Television Inc.              +      2,673        52,124
         Hispanic Broadcasting Corp.                +      6,746       223,461
         Hollinger International Inc.                      5,722        77,962
         Houghton Mifflin Co.                              1,647        76,894
         HyperFeed Technologies Inc.                +        997         3,614
         IDG Books Worldwide Inc.                   +      1,326        12,017
         Infinity Broadcasting Corp.                +     23,273       848,010
         Information Holdings Inc.                  +      1,958        72,446
         Insight Communications Co. Inc.            +      2,900        45,313
         Interep National Radio Sales Inc. "A"      +        840         4,463
         Journal Register Co.                       +      2,867        52,323
         Lee Enterprises Inc.                              2,293        53,456
         Liberty Digital Inc. "A"                   +      1,400        42,000
         Lodgenet Entertainment Corp.               +        900        21,825
         Loronix Information Systems Inc.           +        300        10,781
         Mastec Inc.                                +      3,042       116,166
         McClatchy Co. (The) "A"                           2,899        96,029
         Media General Inc. "A"                            1,897        92,123
         Mediacom Communications Corp.              +      4,250        65,344
         National Wireless Holdings Inc.            +        146         3,194
         Nelson (Thomas) Inc.                                544         4,658
         New Frontier Media Inc.                    +      1,500        10,969
         On Command Corp.                           +      1,949        27,773
         Paxson Communications Corp.                +      4,748        40,358
         Pegasus Communications Corp.               +      2,012        98,714
         Playboy Enterprises Inc. "B"               +      1,498        19,287
         Price Communications Corp.                 +      3,564        83,977
         Primedia Inc.                              +      8,971       204,090
         Pulitzer Inc.                                     1,006        42,441
         Radio One Inc.                             +      1,500        44,344
         Radio One Inc. "D"                         +      3,000        66,188
         Radio Unica Corp.                          +      2,100        14,700
         Rare Medium Group Inc.                     +      3,115        49,256
         Readers Digest Association "A"                    6,294       250,187
         Regent Communications Inc.                 +      3,200        27,500
         Saga Communications Inc.                   +        715        15,730
         Scholastic Corp.                           +        930        56,846
         Scripps  (E.W.) Company                           4,711       232,017
         Sinclair Broadcast Group "A"               +      4,099        45,089
         Spanish Broadcasting System Inc. "A"       +      1,400        28,788
         TCI Satellite Entertainment Group "A"      +      3,100        26,931
         TiVo Inc.                                  +      2,000        70,000
         TV Guide Inc.                              +      9,788       335,239
         United Television Inc.                              520        66,950
         UnitedGlobalCom Inc. "A"                   +      5,046       235,901
         Univision Communications Inc.              +      6,357       657,950
         USA Networks Inc.                          +     17,563       379,800
         Valley Media Inc.                          +        300         1,050
         VDI MultiMedia                             +        400         2,800
         Washington Post Company (The) "B"                   550       262,900

         Wiley (John) & Sons Inc. "A"                      4,834       108,765
         Wink Communications Inc.                   +      1,600        48,800
         XM Satellite Radio Holdings Inc. "A"       +      2,000        74,875
         Youthstream Media Networks Inc.            +      2,318        13,039
         Ziff-Davis Inc.                            +      5,874        52,866
         -----------------------------------------------------------------------
                                                                     9,052,365
         -----------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.05%
         -----------------------------------------------------------------------
         Circor International Inc.                             1             4
         Gibraltar Steel Corp.                             1,160        16,240
         Kaydon Corp.                                      1,638        34,398
         NN Inc.                                             662         6,951
         Olympic Steel Inc.                         +        394         1,379
         Precision Castparts Corp.                         1,289        58,327
         -----------------------------------------------------------------------
                                                                       117,299
         -----------------------------------------------------------------------

         METALS-DIVERSIFIED--0.49%
         -----------------------------------------------------------------------
         Alliant Techsystems Inc.                   +        491        33,112
         Ameron Inc.                                         148         5,291
         Aptargroup Inc.                                   1,812        48,924
         Atchison Casting Corp.                     +        457         2,628
         Belden Inc.                                       1,088        27,880
         Butler Manufacturing Co.                            275         4,675
         Carpenter Technology Corp.                        1,180        24,928
         Century Aluminum Co.                              1,537        16,715
         Chase Industries Inc.                      +        406         3,781
         Chief Consolidated Mining Co.              +        300         1,106
         Cleveland-Cliffs Inc.                               641        16,546
         Commercial Metals Co.                               870        23,925
         CompX International Inc.                            326         6,622
         Curtiss Wright Corp.                              1,056        39,270
         Edelbrock Corp.                                     234         2,355
         Edison Control Corp.                       +        100           825
         Encore Wire Corp.                          +        601         3,230
         Federal Screw Works                                  48         1,968
         General Bearing Corp.                      +        200           975
         General Cable Corp.                               3,747        30,444
         Griffon Corporation                        +      1,385         7,704
         IMCO Recycling Inc.                               1,013         5,508
         Insteel Industries Inc.                             377         2,333
         International Aluminium Corp.                       158         2,726
         Kaiser Aluminum Corp.                      +      3,541        14,164
         Keystone Consolidated Industries Inc.      +        500         1,875
         Ladish Co Inc.                             +        512         4,992
         Lindberg Corp.                                      262         1,867
         Lone Star Technologies                     +      1,606        74,278
         Matthews International Corp.                      1,787        51,823
         Maverick Tube Corp.                        +      1,669        48,610
         MAXXAM Inc.                                +        413         7,331
         Miller Building Systems Inc.               +        600         4,350
         Mueller Industries Inc.                    +      2,801        78,428
         National Steel Corp. "B"                          4,836        20,251
         NCI Building Systems Inc.                  +      1,807        36,592
         Niagara Corp.                              +        600         2,475
         Northwest Pipe Co.                         +        337         4,002

         NS Group Inc.                              +      1,934        40,493
         Optical Cable Corp.                        +      2,101        63,555
         OroAmerica Inc.                            +        284         1,970
         Reliance Steel & Aluminum Co.                     1,537        29,395
         Roanoke Electrics Steel Corp.                     1,008        12,600
         Schnitzer Steel Industries Inc. "A"                 248         3,937
         Shaw Group Inc.                            +      1,335        62,912
         Shiloh Industries Inc.                     +      2,882        27,559
         SIFCO Industries Inc.                               231         1,444
         Steel Technologies Inc.                             438         3,121
         Stillwater Mining Co.                      +      2,120        59,095
         Sturm Ruger & Co. Inc.                            1,592        14,129
         Sun Hydraulics Corporation                          284         2,379
         Superior Telecom Inc.                             2,127        21,137
         Synalloy Corp.                                      300         2,133
         Texas Industries Inc.                             1,149        33,177
         Thermo Terratech Inc.                      +      2,300        18,400
         Tower Automotive Inc.                      +      2,268        28,350
         TransPro Inc.                                       400         2,025
         Tredegar Corporation                              2,217        42,123
         United Dominion Industries Ltd.                   2,112        35,904
         Universal Stainless & Alloy Products Inc.  +        300         2,006
         USEC Inc.                                         5,274        24,392
         Webco Industries Inc.                      +        400         1,225
         WHX Corp.                                  +        856         4,708
         Wolverine Tube Inc.                        +        628        10,676
         Xceed Inc.                                 +      1,008         9,198
         -----------------------------------------------------------------------
                                                                     1,222,552
         -----------------------------------------------------------------------

         MINING--0.04%
         -----------------------------------------------------------------------
         Arch Coal Inc.                                    5,065        38,937
         Brush Wellman Inc.                                  704        11,000
         Charles & Colvard Ltd.                     +        311         2,177
         Meridian Gold Inc.                         +      4,594        28,138
         Penn Virginia Corp.                                 330         8,126
         -----------------------------------------------------------------------
                                                                        88,378
         -----------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.34%
         -----------------------------------------------------------------------
         Actrade International Ltd.                 +        515        10,558
         ATEC Group Inc.                            +      1,299         2,760
         Cytyc Corp.                                +      1,986       106,003
         Digi International Inc.                    +      2,013        13,085
         Fisher Scientific International Inc.       +      2,191        54,227
         HON Industries Inc.                               4,562       107,207
         Insight Enterprises Inc.                   +      1,515        89,858
         Keravision Inc.                            +      1,670         8,037
         Miller (Herman) Inc.                              5,446       140,915
         1-800 Contacts Inc.                        +        387        18,189
         Owens & Minor Inc.                                3,957        68,011
         Parkervision Inc.                          +      1,320        66,578
         Patterson Dental Co.                       +      1,990       101,490
         Performance Technologies Inc.              +      1,187        10,090
         PSS World Medical Inc.                     +      3,348        22,494
         Savoir Technology Group Inc.               +        691         4,880
         TAB Products Co.                                    100           400

         Vital Sign Inc.                                     869        15,751
         -----------------------------------------------------------------------
                                                                       840,533
         -----------------------------------------------------------------------

         OIL & GAS PRODUCERS--2.92%
         -----------------------------------------------------------------------
         Able Energy Inc.                           +        400         2,100
         Adams Resources & Energy Inc.                     1,100        14,713
         Apco Argentina Inc.                                 771        20,046
         Atmos Energy Corp.                                1,553        27,178
         Atwood Oceanics Inc.                       +        702        31,239
         Barrett Resources Corp.                    +      1,827        55,609
         Basin Exploration Inc.                     +      1,613        28,832
         Belco Oil & Gas Corp.                      +      4,065        34,553
         Bellwether Exploration Co.                 +      2,033        16,899
         Berry Petroleum Co.                               2,178        37,026
         Blue Dolphin Energy Co.                    +      2,300        10,925
         BP Prudhoe Bay Royalty Trust                      1,189        14,194
         Cabot Oil & Gas Corp. "A"                         1,115        23,624
         Cal Dive International Inc.                +        836        45,301
         Callon Petroleum Corp.                     +      1,059        15,753
         Cascade Natural Gas Corp.                         1,107        18,473
         Castle Energy Corp.                                 393         2,469
         Chesapeake Energy Corp.                    +      4,300        33,325
         Chesapeake Utilities Corp.                          187         3,319
         Clayton Williams Energy Inc.               +      1,100        35,131
         Cross Timbers Oil Co.                             2,285        50,556
         Crown Central Peteroleum Corp. "B"         +      1,650        14,953
         CTG Resources Inc.                                  319        11,703
         Dawson Geophysical Co.                     +        400         4,500
         Denbury Resources Inc.                     +      4,397        22,809
         Devon Energy Corp.                                5,303       297,962
         Diamond Offshore Drilling Inc.                    8,576       301,232
         Eagle Geophysical Inc.                     +      2,755            14
         Energen Corp.                                     1,408        30,712
         Energynorth Inc.                                    122         7,229
         Energysouth Inc.                                    179         3,379
         ENSCO International Inc.                          8,356       299,249
         EOG Resources Inc.                                7,576       253,796
         Equitable Resources Inc.                          1,961        94,618
         Evergreen Resources Inc.                   +      1,493        44,230
         EXCO Resources Inc.                        +        700         7,000
         Forest Oil Corp.                           +      2,546        40,577
         FX Energy Inc.                             +        583         3,316
         Giant Industries Inc.                      +        484         3,812
         Global Marine Inc.                         +     10,856       306,004
         Greka Energy Corp.                         +        200         1,825
         Grey Wolf Inc.                             +      9,565        47,825
         Hallwood Energy Corp.                      +        637         5,213
         Hanover Compressor Co.                     +      3,152       119,776
         Helmerich & Payne Inc.                            2,700       100,913
         Holly Corp.                                         904        10,735
         Houston Exploration Co.                    +      2,369        59,521
         Howell Corp.                                      2,100        19,950
         HS Resources Inc.                          +      1,685        50,550
         Key Energy Group Inc.                      +      4,718        45,411
         Key Productions Co. Inc.                   +        515         9,013

         Kinder Morgan Inc.                                7,069       244,322
         Laclede Gas Co.                                   1,888        36,344
         Louis Dreyfus Natural Gas Corp.            +      3,394       106,275
         Magnum Hunter Resources Inc.               +        800         5,301
         Mallon Resources Corp.                     +      4,900        43,488
         Marine Drilling Co. Inc.                   +      3,041        85,148
         MarkWest Hydrocarbon Inc.                  +      1,779        15,010
         McMoRan Exploration Co.                    +        619        10,214
         MDU Resources Group Inc.                          3,172        68,595
         Mercury Air Group Inc.                     +        294         1,470
         Meridian Resource Corp. (The)              +      1,900        10,806
         Midcoast Energy Resources Inc.                      862        13,577
         Mitchell Energy & Development Corp. "A"           2,597        83,429
         Murphy Oil Corp.                                  2,711       161,135
         Nabors Industries Inc.                     +      8,783       365,043
         National-Oilwell Inc.                      +      5,783       190,115
         New Jersey Resources Corp.                          696        26,492
         Newfield Exploration Co.                   +      2,702       105,716
         Noble Affiliates Inc.                             4,149       154,550
         Noble Drilling Corp.                       +      8,264       340,374
         Northwest Natural Gas Co.                         1,209        27,051
         Nuevo Energy Co.                           +      1,327        25,047
         NUI Corp.                                         1,366        36,882
         Ocean Energy Inc.                          +     11,362       161,199
         Oceaneering International Inc.             +      1,332        25,308
         Parker Drilling Co.                        +      6,495        40,188
         Patina Oil & Gas Corp.                            2,300        47,725
         Patterson Energy Inc.                      +      2,100        59,850
         Pennaco Energy Inc.                        +      1,400        22,925
         Petroleum Development Corp.                +      2,500        12,813
         Piedmont Natural Gas Co.                          1,471        39,073
         Pioneer Natural Resources Co.              +      4,883        62,258
         Pogo Producing Co.                                2,195        48,564
         Pride International Inc.                   +      4,254       105,287
         Prima Energy Corp.                         +        387        20,705
         Providence Energy Corp.                             220         8,910
         R&B Falcon Corporation                     +     11,810       278,273
         Remington Oil & Gas Corp.                  +      1,700        12,750
         Santa Fe Snyder Corp.                      +     11,029       125,455
         Seacor Smit Inc.                           +        851        32,904
         Seitel Inc.                                +      1,364        11,083
         Semco Energy Inc.                                   800        10,400
         Southern Union Co.                         +      2,507        39,648
         Southwest Gas Co.                                 1,656        28,980
         Spinnaker Exploration Co.                  +      1,300        33,313
         St. Mary Land & Exploration Co.                   1,199        50,433
         Stone Energy Corp.                         +        974        58,197
         Superior Energy Services Inc.              +      3,300        34,238
         Swift Energy Co.                           +      1,629        46,223
         Tesoro Petroleum Corp.                     +      3,192        32,319
         Tom Brown Inc.                             +      1,879        43,334
         UGI Corp.                                         1,570        32,185
         Ultramar Diamond Shamrock Corp.                   4,919       122,053
         Unit Corp.                                 +      2,349        31,712
         UTI Energy Corp.                           +        866        34,748

         Valero Energy Corp.                               3,498       111,062
         Valley Resources Inc.                               222         5,356
         Vastar Resources Inc.                             6,056       497,349
         WD-40 Company                                     1,899        39,404
         Western Gas Resources Inc.                        1,785        37,485
         -----------------------------------------------------------------------
                                                                     7,299,185
         -----------------------------------------------------------------------

         OIL & GAS SERVICES--0.61%
         -----------------------------------------------------------------------
         BJ Services Co.                            +      4,836       302,250
         Cooper Cameron Corp.                       +      3,281       216,546
         Friede Goldman Halter Inc.                 +      3,924        35,071
         Grant Prideco Inc.                         +      6,860       171,500
         Input/Output Inc.                          +      5,654        47,706
         Smith International Inc.                   +      2,953       215,015
         Tidewater Inc.                                    4,138       148,968
         Varco International Inc.                   +      5,249       122,039
         Weatherford International Inc.             +      6,860       273,114
         -----------------------------------------------------------------------
                                                                     1,532,209
         -----------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.21%
         -----------------------------------------------------------------------
         American National Can Group Inc.                  3,400        57,375
         Astronics Corp.                            +        299         2,766
         BWAY Corporation                           +        443         2,935
         Greif Brothers Corp. "A"                          1,325        40,744
         Longview Fibre Co.                                2,812        31,108
         Packaging Corporation of America           +      5,350        54,169
         Silgan Holdings Inc.                       +      2,654        26,042
         Smurfit-Stone Container Corp.              +     12,916       166,294
         Sonoco Products Co.                               7,046       144,883
         -----------------------------------------------------------------------
                                                                       526,316
         -----------------------------------------------------------------------

         PHARMACEUTICALS--3.34%
         -----------------------------------------------------------------------
         Abgenix Inc.                               +      2,416       289,580
         Akorn Inc.                                 +      2,709        21,503
         Alexion Pharmaceuticals Inc.               +      1,216        86,944
         Alkermes Inc.                              +      3,692       173,986
         Alliance Pharmaceutical Corp.              +      3,200        36,000
         Allou Health & Beauty Care Inc. "A"        +        261         1,876
         Alpharma Inc.                                     2,695       167,764
         Amerisource Health Corp. "A"               +      3,092        95,852
         Amylin Pharmaceuticals Inc.                +      2,700        41,006
         Andrx Corp.                                +      3,800       242,903
         Anika Therapeutics Inc.                    +        400           700
         Antigenics Inc.                            +      2,200        36,575
         Aphton Corp.                               +      1,032        26,574
         Arqule Inc.                                +      2,044        39,603
         AVI BioPharma Inc.                         +      2,900        28,638
         Aviron                                     +      1,303        40,230
         Axys Pharmaceuticals Inc.                  +      3,011        17,878
         Barr Laboratories Inc.                     +      3,152       141,227
         Bergen Brunswig Corp. "A"                         6,921        38,066
         Bindley Western Industries Inc.                   2,917        77,118
         Biocryst Pharmaceuticals Inc.              +      1,965        56,371
         Biomatrix Inc.                             +      1,316        29,775
         Biopure Corp.                              +      1,400        26,338

         Biotime Inc.                               +        470         3,319
         Bone Care International Inc.               +      3,173        74,764
         Boston Life Sciences Inc.                  +      1,793        15,857
         Cell Genesys Inc.                          +      3,259        91,252
         Cell Pathways Inc.                         +      1,694        39,809
         Cell Therapeutics Inc.                     +      1,890        57,881
         Cellegy Pharmaceuticals Inc.               +      2,300        18,975
         Chirex Inc.                                +      1,137        22,740
         CIMA Labs Inc.                             +      2,100        42,525
         CollaGenex Pharmaceuticals Inc.            +      4,116        38,588
         Columbia Laboratories Inc.                 +      1,757        10,103
         Connetics Corp.                            +      1,637        24,043
         Corixa Corp.                               +      1,277        54,831
         Corvas International Inc.                  +      2,500        30,000
         Coulter Pharmaceutical Inc.                +        933        19,127
         Crescendo Pharmaceuticals Corp.            +      2,000        40,250
         Cytoclonal Pharmaceuticals Inc.            +      3,956        40,055
         D&K Healthcare Resources Inc.              +      1,638        17,097
         Dentsply International Inc.                       2,948        90,835
         Digene Corp.                               +      1,028        41,506
         Dura Pharmaceuticals Inc.                  +      2,874        41,314
         Duramed Pharmaceuticals Inc.               +      2,262        12,300
         Epix Medical Inc.                          +      1,921        28,575
         Forest Laboratories Inc. "A"               +      6,049       610,949
         Geltex Pharaceuticals Inc.                 +      2,148        43,900
         Genta Inc.                                 +      2,100        13,650
         Genzyme Transgenics Corp.                  +      1,776        48,174
         Geron Corp.                                +      2,194        70,208
         Gilead Sciences Inc.                       +      2,649       188,410
         Guest Supply Inc.                          +        282         5,129
         Guilford Pharmaceuticals Inc.              +      1,220        18,376
         Hemispherx Biopharma Inc.                  +      1,810        10,181
         Henry Schein Inc.                          +      2,680        46,230
         Herbalife International Inc. "A"                  5,868        51,345
         Hi-Tech Pharmacal Co.                      +      2,400        10,350
         Hyseq Inc.                                 +      1,678        76,244
         ICN Pharmaceuticals Inc.                          5,623       156,390
         Ilex Oncology Inc.                         +      1,266        44,627
         Imclone Systems Inc.                       +      1,801       137,664
         Immucor Inc.                               +        333         1,873
         Immune Response Corp.                      +      1,365        14,844
         Immunogen Inc.                             +      4,500        54,281
         Inhale Therapeutic Systems Inc.            +      1,502       152,406
         Inkine Pharmaceutical Co.                  +      2,800        13,650
         International Isotopes Inc.                +        392         1,691
         IVAX Corporation                           +     10,604       440,066
         Jones Pharma Inc.                                 4,493       179,439
         King Pharmaceuticals Inc.                  +      5,720       250,943
         Kos Pharmaceuticals Inc.                   +      1,853        29,764
         KV Pharmaceutical Co. "A"                  +      2,228        59,042
         Lifecore Biomedical Inc.                   +      1,356        10,679
         Ligand Pharmaceuticals Inc. "B"            +      1,382        18,225
         Magainin Pharmaceuticals Inc.              +      1,822         8,427
         Martek Biosciences Corp.                   +      1,748        32,775
         Medarex Inc.                               +      2,064       174,408

         Medical Manager Corp.                      +      2,050        69,828
         Medicis Pharmaceutical Corp. "A"           +      2,143       122,151
         Meridian Diagnostics Inc.                         6,730        52,578
         MGI Pharma Inc.                            +        833        23,962
         Microcide Pharmaceuticals Inc.             +      2,892        24,944
         Miravant Medical Technologies              +      1,191        26,574
         Mylan Laboratories Inc.                          10,654       194,436
         NABI Inc.                                  +      3,300        24,131
         Nastech Pharmaceutical Co. Inc.            +      3,000        13,594
         Natrol Inc.                                +      2,290         7,443
         NBTY Inc.                                  +      3,730        23,779
         Neose Technologies Inc.                    +      1,153        48,498
         Neurocrine Biosciences Inc.                +      1,371        48,756
         Northfield Laboratories Inc.               +        820        13,376
         NPS Pharmaceuticals Inc.                   +      1,351        36,139
         Nu Skin Asia Pacific Inc. "A"              +      3,109        17,877
         Omnicare Inc.                                     5,605        50,795
         OSI Pharmaceuticals Inc.                   +      2,198        63,330
         Pathogenesis Corp.                         +      1,229        31,954
         Perrigo Co.                                +      7,576        47,824
         Pharmacyclics Inc.                         +        956        58,316
         Priority Healthcare Corp. "B"              +      1,338        99,430
         Progenics Pharmeceuticals Inc.             +        610         8,693
         Protein Design Labs Inc.                   +      1,130       186,397
         Sangstat Medical Corp.                     +      1,921        55,469
         Schein Pharmaceutical Inc.                 +      3,250        70,281
         Sciclone Pharmaceuticals Inc.              +      1,900        24,581
         Sepracor Inc.                              +      4,546       548,361
         Serologicals Corp.                         +      1,087         5,435
         SICOR Inc.                                 +      4,863        38,904
         Supergen Inc.                              +      1,451        52,599
         Sybron International Corp.                 +      6,518       129,138
         Synaptic Pharmaceutical Corp.              +      1,694         8,682
         Texas Biotech Corp.                        +      4,257        80,883
         Titan Pharmaceuticals Inc.                 +      1,487        63,941
         Triangle Pharmaceuticals Inc.              +      3,876        35,126
         Tularik Inc.                               +      2,536        74,812
         Twinlab Corp.                              +      2,806        17,888
         United Therapeutics Inc.                   +      1,400       151,725
         V.I. Technologies Inc.                     +      1,752        12,264
         VaxGen Inc.                                +        900        19,688
         Vical Inc.                                 +        883        16,998
         Vion Pharmaceuticals Inc.                  +      2,523        18,923
         Viropharma Inc.                            +      2,523        39,422
         VIVUS Inc.                                 +      2,800        19,425
         Zonagen Inc.                               +      1,801         5,881
         -----------------------------------------------------------------------
                                                                     8,331,824
         -----------------------------------------------------------------------

         PIPELINES--0.32%
         -----------------------------------------------------------------------
         Dynegy Inc.                                       8,736       596,778
         National Fuel Gas Co.                             1,920        93,600
         Questar Corp.                                     6,090       117,994
         -----------------------------------------------------------------------
                                                                       808,372
         -----------------------------------------------------------------------

         REAL ESTATE--1.34%
         -----------------------------------------------------------------------

         Acadia Realty Trust                               1,437         8,173
         Aegis Realty Inc.                                   460         4,571
         Agree Realty Corp.                                  294         4,888
         Alexandria Real Estate Equity                       662        22,715
         Ameresco Capital Trust                              369         3,736
         American Community Property Trust          +        600         2,475
         American Realty Trust Inc.                 +        581         5,520
         American Residential Investment Trust Inc.          560         2,310
         Amerivest Properties Inc.                           700         3,063
         Amli Residential Properties Trust                 2,144        50,518
         Annaly Mortgage Management Inc.                     766         6,798
         Anthracite Capital Inc.                           1,137         8,101
         Apex Mortgage Capital Inc.                          357         3,035
         Arizona Land Income Corp. "A"                       500         2,156
         Asset Investor Corp.                                324         3,827
         Associated Estates Realty Corp.                   1,233         8,631
         Atlantic Realty Trust Inc.                          400         2,975
         Banyan Strategic Realty Trust                       797         4,583
         Bedford Property Investors Inc.                   2,913        54,073
         BF Enterprises Inc.                        +        200         1,550
         Boykin Lodging Co.                                  928        12,528
         Bradley Real Estate Inc.                          1,266        26,982
         Brandywine Realty Trust                           2,800        53,550
         BRE Properties Inc.                               3,577       103,286
         BRT Realty Trust                           +        500         4,000
         Cabot Industrial Trust                            2,031        39,985
         California Coastal Communities Inc.        +        535         3,143
         Captec Net Lease Realty Inc.                        550         6,050
         Catellus Development Corp.                 +      7,676       115,140
         CBL & Associates Properties Inc.                  1,282        31,970
         Centerpoint Properties Corp.                      1,038        42,299
         Chateau Communities Inc.                          1,447        40,878
         Chelsea GCA Realty Inc.                             795        27,477
         Cherokee Inc.                              +        389         3,477
         Colonial Properties Trust                         1,165        31,892
         Commercial Net Lease Realty Inc.                  4,713        49,487
         Consolidated-Tomoka Land Co.                        235         2,849
         Cornerstone Realty Income Trust                   4,949        49,490
         Corporate Office Properties Trust                 1,007         9,252
         Correctional Properties Trust                       462         4,851
         CoStar Group Inc.                          +        728        18,246
         Cousins Properties Inc.                           2,418        93,093
         Cross Timbers Royalty Trust                         368         5,083
         Crown American Realty Trust                       1,466         7,880
         Developers Diversified Realty Corp.               2,963        44,260
         Eastgroup Properties Inc.                           829        17,461
         Entertainment Properties Trust                      811        11,202
         Equity Inns Inc.                                  6,529        39,990
         Equity One Inc.                                     677         6,516
         First Industrial Realty Trust                     2,897        85,462
         First Washington Realty Trust                       515        11,362
         Forest City Enterprises Inc. "A"                  1,541        51,431
         G & L Realty Corp.                                  281         2,037
         Gables Residential Trust                          1,271        32,808
         Getty Realty Corp.                                1,300        14,138

         Glenborough Realty Trust Inc.                     1,619        28,231
         Glimcher Realty Trust                             3,760        54,050
         Golf Trust of America                               481         7,636
         Grove Property Trust                                503         8,174
         Grubb And Ellis Co.                        +      2,027        11,909
         Healthcare Realty Trust                           1,986        33,886
         HMG/Courtland Properties Inc.              +        700         4,813
         Home Properties of NY Inc.                        1,054        31,620
         HomeServices.com Inc.                      +        800         9,000
         Humphrey Hospitality Trust Inc.                     660         5,239
         Impac Commercial Holdings Inc.                      585         3,400
         Income Opportunity Realty Investors Inc.          2,400        17,400
         Innkeepers USA Trust                              5,629        51,365
         Insignia Financial Group Inc.              +      2,357        23,570
         Investors Real Estate Trust                       1,142         8,779
         IRT Property Co.                                  6,387        54,290
         Jameson Inns Inc.                                   641         4,727
         JDN Realty Corp.                                  4,362        44,438
         Jones Lang LaSalle Inc.                    +      3,226        43,148
         JP Realty Inc.                                    2,389        42,554
         Kennedy-Wilson Inc.                        +      1,098         5,833
         Kilroy Realty Corp.                               1,436        37,246
         Koger Equity Inc.                                 1,389        23,439
         LaSalle Hotel Properties                            861        12,377
         Lexington Corp.                                     934        10,449
         LNR Property Corp.                                1,320        25,740
         LTC Properties Inc.                               1,445         8,580
         Macerich Co. (The)                                1,654        36,491
         Malan Realty Investors Inc.                         331         4,613
         Manufactured Home Communities Inc.                1,268        30,353
         Mays (JW) Inc.                             +        600         3,000
         Meristar Hospitality Corp.                        2,369        49,749
         Mid Atlantic Realty Trust                           820         8,200
         Mid-America Apartment Communities Inc.              942        22,608
         Mills Corp.                                       1,180        22,199
         Monmouth Real Estate Investment Corp. "A"         2,500        12,813
         National Golf Properties Inc.                     2,360        49,855
         National Health Investors Inc.                    4,195        46,145
         National Health Realty Inc.                         548         4,418
         Nationwide Health Properties Inc.                 2,267        31,596
         One Liberty Properties Inc.                         200         2,188
         Pacific Gulf Properties Inc.                      2,495        62,531
         Pan Pacific Retail Properties Inc.                2,846        57,276
         Parkway Properties Inc.                             552        16,836
         Philips International Realty Corp.                  470         8,166
         Pittsburgh & West Virginia Railroad                 400         2,750
         Prentiss Properties Trust                         1,841        44,184
         Presidential Realty Corp. "B"                       400         2,800
         Price Enterprises Inc.                     +        800         5,375
         Prime Group Realty Trust                            857        13,016
         PS Business Parks Inc.                            1,157        27,768
         Ramco-Gershenson Properties Trust                   462         7,132
         Realty Income Corp.                               1,799        42,389
         Reckson Associates Realty Corp.                   1,990        47,265
         Redwood Trust Inc.                                  517         7,238

         Regency Realty Corp.                              3,440        81,700
         Resource Asset Investment Trust                     375         4,125
         RFS Hotel Investors Inc.                          4,113        48,328
         Roberts Realty Investors Inc.                       400         2,850
         Shurgard Storage Centers Inc.                     1,879        42,278
         Sizeler Property Investors Inc.                     557         4,178
         Sl Green Realty Corp.                             1,271        33,999
         Smith (Charles E) Residential Realty Inc.           982        37,316
         Sovran Self Storage Inc.                            679        14,556
         St. Joe Company (The)                             5,324       159,720
         Storage USA Inc.                                  1,440        42,480
         Stratus Properties Inc.                    +        639         2,716
         Summit Properties Inc.                            1,437        30,177
         Sun Communities Inc.                                863        28,857
         Tanger Factory Outlet Centers Inc.                  391         9,189
         Tarragon Realty Investors Inc.                      508         5,334
         Taubman Centers Inc.                              2,667        29,337
         Thornbury Mortgage Asset Corp.                    1,192         8,568
         Town & Country Trust                              2,581        44,361
         Trammell Crow Co.                          +      1,832        19,694
         Transcontinental Realty Investments Inc.            838        10,213
         United Capital Corp.                       +        690         9,229
         United Investors Realty Trust                       624         3,686
         United Mobile Homes Inc.                            522         4,307
         United Park City Mines Co.                 +        119         2,663
         Universal Health Realty Inc.                        530        10,037
         Urban Shopping Centers Inc.                         875        29,477
         Urstadt Biddle Properties Inc.                      400         2,725
         Urstadt Biddle Properties Inc. "A"                  400         2,850
         W.P. Carey & Co. LLC                              1,332        21,812
         Winfield Capital Corp.                     +        324         3,969
         Winston Hotels Inc.                                 901         6,758
         -----------------------------------------------------------------------
                                                                     3,341,589
         -----------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--2.16%
         -----------------------------------------------------------------------
         AMB Property Corp.                                4,742       108,177
         American Industrial Properties                    3,592        48,717
         American Mortgage Acceptance Corp.                  300         2,531
         Apartment Investment & Management Co. "A"         4,031       174,341
         Archstone Communities Trust                       8,411       177,157
         Arden Realty Inc.                                 5,192       122,012
         AvalonBay Communities Inc.                        3,956       165,163
         BNP Residential Properties Inc.                     366         3,065
         Boston Properties Inc.                            4,242       163,847
         Camden Property Trust                             2,993        87,919
         Capstead Mortgage Corp.                           1,476        12,362
         CarrAmerica Realty Corp.                          5,010       132,765
         Commercial Assets Inc.                            9,563        47,815
         Crescent Real Estate Equities Co.                 7,713       158,117
         Duke-Weeks Realty Corp.                           8,358       187,010
         Equity Office Properties Trust                   17,910       493,644
         Equity Residential Properties Trust               5,720       263,120
         Essex Property Trust Inc.                           944        39,648
         Federal Realty Investment Trust                   1,991        39,820
         FelCor Lodging Trust Inc.                         5,537       102,435

         Franchise Finance Corporation of America          3,892        89,516
         General Growth Properties Inc.                    3,506       111,316
         Great Lakes Inc.                                  3,319        56,423
         Health Care Inc.                                  1,454        23,628
         Health Care Property Investors Inc.               3,557        96,928
         Highwoods Properties Inc.                         4,559       109,416
         Hospitality Properties Trust                      4,435       100,065
         Host Marriott Corp.                              12,760       119,625
         HRPT Properties Trust                            10,785        74,821
         Keystone Property Trust                             471         6,476
         Kimco Realty Corp.                                3,682       150,962
         Kramont Realty Trust                              1,181        11,072
         Liberty Property Trust                            4,733       122,762
         Mack-Cali Realty Corp.                            4,258       109,377
         Maxus Realty Trust Inc.                             400         2,600
         Mission West Properties Inc.                      2,400        25,200
         New Plan Excel Realty Trust                       6,847        89,011
         Post Properties Inc.                              2,501       110,044
         Prologis Trust                                    9,976       212,607
         Public Storage Inc.                               8,094       189,703
         Rouse Co.                                         5,269       130,408
         Senior Housing Properties Trust                   4,318        34,274
         Simon Property Group Inc.                         9,018       200,087
         Spieker Properties Inc.                           3,937       186,023
         United Dominion Realty Trust                      8,834        97,174
         USP Trust                                           700         4,550
         Vornado Realty Trust                              5,268       183,063
         Washington Trust                                  1,796        32,104
         Weingarten Realty Investors                       1,893        76,430
         Western Properties Trust                            934        11,091
         Westfield America Inc.                            6,581        89,255
         -----------------------------------------------------------------------
                                                                     5,385,676
         -----------------------------------------------------------------------

         RETAIL--3.47%
         -----------------------------------------------------------------------
         Abercrombie & Fitch Co.                    +      6,120        74,588
         AC Moore Arts & Crafts Inc.                +      2,000        12,750
         Action Performance Companies Inc.          +      1,745        12,651
         Advanced Marketing Services Inc.                  1,066        19,654
         Alexander's Inc.                           +        723        52,960
         Amazon.com Inc.                            +     21,764       790,305
         American Eagle Outfitters Inc.             +      2,570        35,980
         Ames Department Stores Inc.                +      1,336        10,354
         AnnTaylor Stores Corp.                     +      2,047        67,807
         Ashworth Inc.                              +        629         2,811
         AutoNation Inc.                            +     24,098       170,192
         Baker (J.) Inc.                                     729         4,237
         Barnes & Noble Inc.                        +      3,968        88,288
         Bebe Stores Inc.                           +      2,424        20,301
         Bell Microproducts Inc.                    +        395         7,258
         Big Dog Holdings Inc.                               541         2,232
         BJ's Wholesale Club Inc.                   +      4,872       160,776
         Blair Corp.                                       1,128        20,868
         Blockbuster Inc.                                  1,800        17,438
         Bluefly Inc.                               +        200           438
         Bob Evans Farms Inc.                              3,833        57,255

         Books-A-Million Inc.                       +      1,043         4,824
         Borders Group Inc.                         +      4,435        69,020
         BOWLIN Outdoor Advertising & Travel
            Centers Inc.                            +        200         1,275
         Boyds Collection Ltd. (The)                +      5,400        45,900
         Braun's Fashions Corp.                     +        450        16,509
         Brinker International Inc.                 +      3,633       106,265
         Brookstone Inc.                            +        397         3,809
         Brown Shoe Company Inc.                           1,708        22,204
         Buckle Inc. (The)                          +      1,682        19,764
         Burlington Coat Factory Warehouse Corp.           3,019        32,643
         buy.com Inc.                               +      6,824        34,333
         Cache Inc.                                 +        400         1,475
         Casey's General Store Inc.                        3,854        39,985
         Cash American Investments Inc.                    2,722        20,075
         Cato Corp. "A"                                    1,513        17,589
         CBRL Group Inc.                                   3,936        57,810
         CDW Computer Centers Inc.                  +      5,444       340,250
         Central Garden & Pet Co.                   +      1,332        11,946
         Charlotte Russe Holding Inc.               +      1,900        19,950
         Charming Shoppes Inc.                      +      6,277        31,973
         Chico's FAS Inc.                           +      1,716        34,320
         Children's Place Retail Stores Inc.        +      2,311        47,376
         Claire's Stores Inc.                              3,172        61,061
         Coldwater Creek Inc.                       +      1,075        32,384
         Cost Plus Inc.                             +      1,883        54,019
         CSK Auto Corp.                             +      2,542        19,224
         Cyberian Outpost Inc.                      +      2,009         9,668
         Dallas Gold and Silver Exchange Inc.       +        400         3,000
         Damark International Inc. "A"              +        284         6,106
         Dave & Buster's Inc.                       +        781         4,832
         David's Bridal Inc.                        +      1,600        18,500
         Deb Shops Inc.                                    1,184        14,800
         Dollar Tree Stores Inc.                    +      6,069       240,105
         Dress Barn Inc.                            +      2,018        44,648
         Drugstore.com Inc.                         +      3,300        24,853
         Duane Reade Inc.                           +      1,259        32,419
         Duckwall-Alco Stores Inc.                  +        227         1,873
         eBay Inc.                                  +     16,206       880,188
         Egghead.com Inc.                           +      3,787        11,124
         Elder-Beerman Stores Corp.                 +        779         3,213
         Electronics Boutique Holdings Corp.        +      1,502        24,595
         eToys Inc.                                 +      8,800        55,825
         Factory 2-U Stores Inc.                    +        923        34,901
         Family Dollar Stores Inc.                        10,604       207,441
         Fastenal Co.                                      2,097       106,161
         Filene's Basement Corp.                    +        900            10
         Finlay Enterprises Inc.                    +        583         7,579
         Footstar Inc.                              +      1,097        36,475
         Fred's Inc.                                       1,040        18,720
         FreeMarkets Inc.                           +      2,171       102,987
         Friedman's Inc.                                     739         3,649
         Gadzooks Inc.                              +        697         8,092
         Gart Sports Co.                            +        343         2,058
         GC Companies Inc.                          +        584        13,067
         Genesis Direct Inc.                        +      1,193             6

         Gerald Stevens Inc.                        +      4,261         6,125
         Globe Business Resources Inc.              +        808        10,504
         Goody's Family Clothing Inc.               +      3,491        19,201
         Guitar Center Inc.                         +      2,198        23,079
         Haverty Furniture Companies Inc.                  1,222        10,387
         Hibbet Sporting Goods Inc.                 +        336         7,896
         HomeGrocer.com Inc.                        +      7,905        47,677
         Hot Topic Inc.                             +        832        26,624
         iGo Corp.                                  +      1,000         3,875
         Intertan Inc.                              +      2,653        31,173
         Intimate Brands Inc.                             31,750       627,063
         Jacobson Stores Inc.                       +        200         1,000
         Jill (J.) Group Inc. (The)                 +        454         2,951
         Jo-Ann Stores Inc.                         +      1,102         7,714
         Joseph A. Bank Clothiers Inc.              +        300         1,163
         JumboSports Inc.                           +      8,300            17
         Just For Feet Inc.                         +      1,594            40
         Kenneth Cole Productions "A"               +      1,174        46,960
         Krispy Kreme Doughnuts Inc.                +        105         7,718
         Lands' End Inc.                            +      1,852        61,811
         Lillian Vernon Coporation                         1,236        12,978
         Linens 'N Things Inc.                      +      2,442        66,239
         Lone Star Steakhouse & Saloon Inc.                1,749        17,709
         Marvel Enterprises Inc.                    +      3,233        20,004
         Mazel Stores Inc.                          +        408         3,417
         Men's Wearhouse Inc. (The)                 +      2,396        53,461
         Michaels Stores Inc.                       +      1,927        88,281
         Microage Inc.                              +      1,143           366
         Mothers Work Inc.                          +        900        10,125
         MP3.com Inc.                               +      3,500        47,469
         MSC Industrial Direct Co. Inc. "A"         +      2,211        46,293
         Multiple Zones International Inc.          +        682         2,728
         Neiman-Marcus Group Inc. "A"               +      2,792        84,284
         Neoforma.com Inc.                          +      6,838        48,080
         Network Commerce Inc.                      +      3,100        17,050
         99 Cents Only Stores                       +      2,006        79,989
         NPC International Inc.                     +      2,293        20,565
         NuCo2 Inc.                                 +        322         2,576
         Nyer Medical Group Inc.                    +        220         1,018
         OfficeMax Inc.                             +      7,191        35,955
         O'Reilly Automotive Inc.                   +      3,404        47,231
         Outback Steakhouse Inc.                    +      4,394       128,525
         Pacific Sunwear of California Inc.         +      1,911        35,831
         Pantry Inc. (The)                          +      1,400        12,950
         Payless Shoesource Inc.                    +      1,804        94,146
         PC Connection Inc.                         +      1,709        97,413
         Petco Animal Supplies Inc.                 +      2,377        46,649
         Pier 1 Imports Inc.                               5,551        54,122
         Piercing Pagoda Inc.                       +        436         6,322
         Priceline.com Inc.                         +     10,522       399,672
         PurchasePro.com Inc.                       +      1,800        73,800
         RDO Equipment Co. "A"                      +        200         1,100
         Right Start (The)                          +      3,600        16,425
         Ross Stores Inc.                                  5,000        85,313
         Ruby Tuesday Inc.                                 2,892        36,331

         Ryan's Family Steak Houses Inc.            +      2,791        23,549
         S&K Famous Brands Inc.                     +        900         6,188
         Saks Inc.                                  +      8,562        89,901
         Samsonite Corp.                            +      2,267        10,202
         School Specialty Inc.                      +      1,352        25,097
         7-Eleven Inc.                              +      5,009        68,874
         Shopko Stores Inc.                         +      1,467        22,555
         Sound Advice Inc.                          +        200         1,913
         Spiegel Inc. "A"                                  7,393        62,841
         Sport Chalet Inc.                          +        300         1,388
         Stamps.com Inc.                            +      4,200        30,713
         Stein Mart Inc.                            +      4,129        42,322
         StyleSite Marketing Inc.                   +      1,400             1
         Sunglass Hut International Inc.            +      4,116        33,828
         Systemax Inc.                              +      2,716        10,525
         Talbots Inc. (The)                                1,904       104,601
         Too Inc.                                   +      1,700        43,244
         Trans World Entertainment Corp.            +      2,564        31,089
         Travis Boats & Motors Inc.                 +        958         5,269
         Tuesday Morning Corp.                      +      2,600        27,300
         Tweeter Home Entertainment Group Inc.      +      1,064        32,319
         Urban Outfitters Inc.                      +      1,453        12,805
         Value City Department Stores Inc.          +      2,244        21,318
         Valuevision International Inc. "A"         +      2,142        51,408
         Venator Group Inc.                         +      8,363        85,721
         Ventro Corporation                         +      2,900        54,738
         Webvan Group Inc.                          +      1,300         9,466
         Wet Seal Inc. "A"                          +      1,608        21,105
         Whitehall Jewellers Inc.                   +      1,182        22,015
         Williams-Sonoma Inc.                       +      3,388       109,898
         Wilsons The Leather Experts Inc.           +        899        13,197
         Yankee Candle Co. Inc. (The)               +      3,500        75,688
         Zale Corp.                                 +      2,104        76,796
         -----------------------------------------------------------------------
                                                                     8,657,290
         -----------------------------------------------------------------------

         SEMICONDUCTORS--3.26%
         -----------------------------------------------------------------------
         Alliance Semiconductor Corp.               +      2,230        54,774
         Amkor Technology Inc.                      +      7,973       281,547
         Applied Micro Circuits Corp.               +      7,648       755,240
         Atmel Corp.                                +     13,910       512,931
         Broadcom Corp.                             +      7,256     1,588,611
         Cirrus Logic Inc.                          +      3,557        56,912
         Cypress Semiconductor Corp.                +      6,947       293,511
         General Semiconductor Inc.                 +      2,258        33,306
         International Rectifier Corp.              +      4,005       224,280
         Lam Research Corp.                         +      7,699       288,713
         Lattice Semiconductor Corp.                +      2,896       200,186
         Marvell Technology Group Ltd.              +      2,174       123,918
         MEMC Electronics Materials Inc.            +      4,812        86,616
         Pericom Semiconductor Corp.                +      1,344        91,392
         Pixelworks Inc.                            +      2,194        49,914
         QLogic Corp.                               +      4,640       306,530
         Quantum Effect Devices Inc.                +      1,444        82,308
         Rambus Inc.                                +      6,132       631,596
         SDL Inc.                                   +      4,624     1,318,707

         TriQuint Semiconductor Inc.                +      2,446       234,052
         Varian Semiconductor Equipment
         Associates Inc.                            +      1,730       108,666
         Vitesse Semiconductor Corp.                +     10,952       805,657
         -----------------------------------------------------------------------
                                                                     8,129,367
         -----------------------------------------------------------------------

         SOFTWARE--7.69%
         -----------------------------------------------------------------------
         Acxiom Corp.                               +      5,072       138,212
         Akamai Technologies Inc.                   +        877       104,130
         America Online Inc.                        +        789        41,617
         American Management Systems Inc.           +      2,578        84,631
         Apropos Technology Inc.                    +      1,300        25,838
         Ariba Inc.                                 +     12,100     1,186,367
         At Home Corp. "A"                          +     22,107       458,720
         Avant! Corp.                               +      4,417        82,750
         BEA Systems Inc.                           +     15,452       763,908
         BroadVision Inc.                           +     15,418       783,427
         Cadence Design Systems Inc.                +     15,871       323,372
         Caminus Corp.                              +        760        18,620
         CareInsite Inc.                            +      4,300        76,863
         Centillium Communications Inc.             +      1,976       136,344
         ChoicePoint Inc.                           +      2,568       114,276
         Chordiant Software Inc.                    +      4,054        67,398
         CMGI Inc.                                  +     17,455       799,657
         CNET Networks Inc.                         +      5,140       126,251
         Cobalt Group Inc.                          +      2,600        17,875
         Computer Horizons Corp.                    +      1,894        25,451
         Concentrix Inc.                            +        225           900
         Concero Inc.                               +        600         7,350
         Corillian Corp.                            +      1,847        30,706
         Covad Communications Group Inc.            +      9,111       146,915
         CSG Systems International Inc.             +      2,998       168,075
         CyBear Inc.                                +      1,500         4,031
         DigitalThink Inc.                          +      1,990        71,391
         DoubleClick Inc.                           +      7,444       283,803
         EarthLink Inc.                             +      7,797       120,370
         Edwards (J.D.) & Co.                       +      6,565        98,885
         Electronic Arts Inc.                       +      4,227       308,307
         eMerge Interactive Inc. "A"                +      1,462        26,225
         Envision Development Corp.                 +        600        15,600
         EPIQ Systems Inc.                          +        207         2,251
         ePresence Inc.                             +      2,346        17,009
         eXcelon Corp.                              +      2,332        18,510
         Exodus Communications Inc.                 +     22,840     1,052,068
         Extensity Inc.                             +      1,120        38,360
         FirePond Inc.                              +      1,751        63,036
         Fiserv Inc.                                +      7,400       320,050
         Genuity Inc.                               +     12,019       110,049
         Geoworks Corp.                             +      1,120        17,640
         GraphOn Corp.                              +      2,600        22,100
         Healtheon/WebMD Corp.                      +     11,381       168,581
         HealthGate Data Corp.                      +        900         1,463
         HealthStream Inc.                          +      1,041         5,726
         HearMe Inc.                                +      1,700         7,650
         Homestore.com Inc.                         +      5,000       145,938
         i2 Technologies Inc.                       +     11,367     1,185,187
         iBeam Broadcasting Corp.                   +      6,497       116,946
         Information Resources Inc.                 +      2,141         8,430
         Informix Corp.                             +     17,525       130,342
         Infospace.com Inc.                         +     14,000       773,500
         Inktomi Corp.                              +      6,844       809,303
         Innoveda Inc.                              +      2,888        13,177
         Internet Capital Group LLC                 +      1,984        73,439
         Internet Pictures Corp.                    +      3,221        48,718
         Intuit Inc.                                +     12,353       511,105
         iVillage Inc.                              +      2,800        23,625
         JDA Software Group Inc.                    +      2,263        43,421
         Keane Inc.                                 +      3,849        83,235
         L90 Inc.                                   +      1,900        19,950
         Lante Corp.                                +      2,834        57,920
         Legato Systems Inc.                        +      5,282        79,890
         LHS Group Inc.                             +      3,343       115,334
         LifeMinders Inc.                           +      1,600        47,300
         Lightning Rod Software Inc.                +        200           975
         Lightspan Inc.                             +      4,460        24,530
         Loudeye Technologies Inc.                  +      2,212        38,572
         Lycos Inc.                                 +      6,942       374,868
         Macromedia Inc.                            +      3,189       308,336
         Manugistics Group, Inc.                    +      1,779        83,168
         Mercator Software Inc.                     +      1,682       115,638
         National Data Corp.                               1,916        44,068
         netGuru Inc.                               +      1,600        28,600
         Netpliance Inc.                            +      3,827        34,921
         Network Associates Inc.                    +      9,017       183,721
         NetZero Inc.                               +      6,400        33,400
         New Era of Networks Inc.                   +      2,188        92,990
         NorthPoint Communications Group Inc.       +      8,000        89,500
         Numerical Technologies Inc.                +      1,548        75,272
         Objective Systems Integrator Inc.          +      5,184        55,404
         OnDisplay Inc.                             +      1,800       146,588
         Opus360 Corp.                              +      2,786        10,273
         Peregrine Systems Inc.                     +      8,364       290,135
         Per-Se Technologies Inc.                   +          1             9
         Phone.com Inc.                             +      4,400       286,550
         Pixar Inc.                                 +      2,588        91,227
         PLATO Learning Inc.                        +      1,500        20,625
         Policy Management Systems Corp.            +      3,413        52,475
         Previo Inc.                                +      2,300        18,113
         Prodigy Communications Corp. "A"           +      3,738        39,249
         Promotions.com. Inc.                       +      1,100         5,500
         PSINET Inc.                                +     11,080       278,395
         RadiSys Corp.                              +        963        54,650
         Rational Software Corp.                    +      5,688       528,629
         RealNetworks Inc.                          +      9,688       489,850
         Remedy Corp.                               +      1,573        87,695
         Reynolds & Reynolds Co. "A"                       4,877        89,005
         Rhythms Netconnections Inc.                +      5,200        65,325
         Saba Software Inc.                         +      3,033        63,693
         Simione Central Holdings Inc.              +         56           168
         SkillSoft Corp.                            +      3,459        48,858
         Structural Dynamics Research Corp.         +      3,927        59,150

         Sybase Inc.                                +      4,356       100,188
         Symantec Corp.                             +      3,879       209,224
         Total System Services Inc.                       11,381       180,673
         TriZetto Group Inc. (The)                  +      2,600        42,088
         Ulticom Inc.                               +      1,844        44,285
         USinternetworking Inc.                     +      5,625       114,961
         ValueClick Inc.                            +      3,520        36,080
         Verio Inc.                                 +      5,046       279,974
         Via Net.Works Inc.                         +      2,995        46,235
         Vicinity Corp.                             +      1,774        34,815
         Vignette Corp.                             +     12,000       624,188
         Virage Inc.                                +        201         3,631
         V-One Corp.                                +      2,900        14,500
         webMethods Inc.                            +      1,955       307,302
         Witness Systems Inc.                       +      1,800        43,875
         ZEROplus.com Inc.                          +      1,100         3,438
         ZipLink Inc.                               +        900         5,400
         -----------------------------------------------------------------------
                                                                    19,190,500
         -----------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--4.87%
         -----------------------------------------------------------------------
         Accelerated Networks Inc.                  +        836        35,301
         ADTRAN Inc.                                +      2,418       144,778
         Advanced Fibre Communications Inc.         +      5,085       230,414
         AltiGen Communications Inc.                +      4,300        25,531
         American Tower Corp.                       +      9,271       386,485
         ANTEC Corp.                                +      1,993        82,834
         Avanex Corp.                               +        446        42,593
         Ciena Corp.                                +      8,819     1,470,017
         Commscope Inc.                             +      3,405       139,605
         E-Tek Dynamics Inc.                        +      4,348     1,147,057
         Glenayre Technologies Inc.                 +      3,286        34,708
         Handspring Inc.                            +      3,520        95,040
         Harmonic Inc.                              +      3,053        75,562
         Harris Corp.                                      4,200       137,550
         JDS Uniphase Corp.                         +     34,102     4,087,977
         Metromedia Fiber Network Inc.              +     29,622     1,175,623
         New Focus Inc.                             +        270        22,174
         Palm Inc.                                  +      1,755        58,573
         RF Micro Devices Inc.                      +      4,976       436,022
         SBA Communications Corp.                   +      2,000       103,875
         Science Dynamics Corp.                     +      1,200        13,875
         Sonus Networks Inc.                        +        858       135,457
         Spectrasite Holdings Inc.                  +      7,500       212,813
         Sycamore Networks Inc.                     +     15,400     1,699,775
         Telaxis Communications Corp.               +        737        23,031
         Williams Communications Group Inc.         +      4,300       142,706
         -----------------------------------------------------------------------
                                                                    12,159,376
         -----------------------------------------------------------------------

         TELECOMMUNICATIONS--8.96%
         -----------------------------------------------------------------------
         Act Networks Inc.                          +      2,246        34,392
         Active Voice Corp.                         +        600         4,800
         ACTV Inc.                                  +      2,567        38,345
         Adaptive Broadband Corp.                   +      1,744        64,092
         Adelphia Business Solutions Inc.           +      1,925        44,636
         Advanced Radio Telecom Corp.               +      1,685        24,643

         AirGate PCS Inc.                           +        700        36,794
         Airnet Communications Corp.                +      2,639        68,944
         Alamosa PCS Holdings Inc.                  +      3,936        82,164
         Alaska Communications Systems Holdings Inc.+      2,600        26,975
         Allegiance Telecom Inc.                    +      6,728       430,592
         Allen Telecom Inc.                         +      2,811        49,720
         Allied Riser Communications Corp.          +      3,000        42,375
         American Access Technologies Inc.          +        300         1,856
         ANADIGICS Inc.                             +      1,514        51,571
         Ancor Communications Inc.                  +      1,726        61,731
         Andrea Electronics Corp.                   +      2,496        17,784
         Applied Signal Technology Inc.                      375         4,336
         Arch Communications Group Inc.             +      5,166        33,579
         Aspect Communications Corp.                +      2,788       109,603
         @Comm Corporation                          +        100         1,731
         Atlantic Tele-Network Inc.                          319         3,011
         Audiovox Corp. "A"                         +      1,336        29,476
         Aware Inc.                                 +      1,227        62,730
         B.I. Inc.                                  +      1,000         5,375
         Blonder Tongue Laboratories Inc.           +        370         2,752
         Bogen Communications International Inc.    +        300         2,213
         Boston Communications Group Inc.           +      2,800        39,200
         Brightpoint Inc.                           +      2,643        22,878
         Broadwing Inc.                                   13,526       350,831
         C F W Communications Co.                            582        21,825
         Cable Design Technologies Corp.            +      1,762        59,027
         Carrier Access Corp.                       +      1,356        71,699
         Catapult Communications Corp.              +        700         7,044
         Celeritek Inc.                             +        600        24,488
         Centennial Cellular Corp. "A"              +      6,072        83,490
         Centigram Communications Corp.             +        320         8,180
         Channell Commercial Corp.                  +        408         4,896
         Checkpoint Systems Inc.                    +      3,397        25,478
         Choice One Communications Inc.             +      1,857        75,789
         Citizen Communications Co.                 +     15,257       263,183
         Cognitronics Corp.                         +        900        11,644
         Com21 Inc.                                 +      1,130        28,250
         Comdial Corp.                              +        594         2,636
         Commonwealth Telephone Enterprises Inc.    +      1,123        52,851
         Communications Systems Inc.                         324         4,941
         Comsat Corp.                                      2,519        62,188
         Comtech Telecommunications Corp.           +        300         4,950
         Concord Communications Inc.                +        779        31,063
         Conestoga Enterprises Inc.                          257         4,697
         Convergent Communications Inc.             +      2,000        16,000
         Copper Mountain Networks Inc.              +      3,100       273,188
         Cosair Communications Inc.                 +      1,059        30,446
         Cox Communications Inc. "A"                +     36,401     1,658,521
         Crown Castle International Corp.           +      8,909       325,179
         CT Communications Inc.                            1,200        34,125
         CTC Communications Group Inc.              +      1,138        40,968
         Cubic Corp.                                         728        13,650
         Cypress Communications Inc.                +      2,982        21,620
         Cytogen Corp.                              +      4,500        45,563
         D&E Communications Inc.                             273         5,324

         Data Race Inc.                             +      3,209        21,260
         Davox Corp.                                +        762         9,858
         Deltathree.com Inc.                        +      2,063        30,042
         Detection Systems Inc.                     +        283         2,689
         Digital Island Inc.                        +      3,900       189,638
         Digital Lightware Inc.                     +      1,977       198,689
         Digital Microwave Corp.                    +      3,860       147,163
         Ditech Communications Corp.                +      1,800       170,213
         Dobson Communications Corp. "A"            +      5,025        96,731
         DSL.net Inc.                               +      3,700        38,156
         e.spire Communications Inc.                +      3,193        21,553
         Echostar Communications Corp.              +     14,456       478,629
         Efficient Networks Inc.                    +      3,300       242,756
         eGlobe Inc.                                +      1,600         4,800
         Elantec Semiconductor Inc.                 +      1,900       132,288
         Electric Lightwave Inc. "A"                +        382         7,139
         Eltrax Systems Inc.                        +      1,383         8,212
         eShare Technologies Inc.                   +      1,281         8,967
         Ezenia! Inc.                               +        690         3,062
         FirstCom Corp.                             +      1,800        27,113
         Focal Communications Corp.                 +      3,500       125,125
         General Communication Inc. "A"             +      5,033        25,794
         General DataComm Industries Inc.           +      3,900        23,644
         Gentner Communications Corp.               +        400         5,600
         Global Crossing Ltd.                       +          1            17
         Global Telesystems Group Inc.                    11,772       142,000
         Globix Corp.                               +      1,808        52,997
         GoAmerica Inc.                             +      2,346        36,216
         GST Telecommunications Inc.                +      3,736         3,561
         Harmon Industries Inc.                            2,489        32,979
         Hector Communications Corp.                +        500         6,563
         Hello Direct Inc.                          +        300         3,563
         Hickory Tech Corp.                                  503         6,130
         High Speed Access Corp.                    +      4,000        26,250
         Hughes Electronics Corp.                   +     13,081     1,147,858
         Hungarian Telephone and Cable Corp.        +      1,300         7,800
         ibasis Inc.                                +      2,400       103,350
         ICG Communications Inc.                    +      2,658        58,642
         I-Link Inc.                                +      1,939        10,422
         Illuminet Holdings Inc.                    +      1,800        91,575
         Inet Technologies Inc.                     +      2,800       151,900
         Infonet Services Corp. "B"                 +     19,395       231,528
         InteliData Technologies Corp.              +      3,100        31,969
         Interactive Intelligence Inc.              +        900        33,750
         InterDigital Communications Corp.          +      3,187        52,785
         Interspeed Inc.                            +      2,200        36,850
         Inter-Tel Inc.                                    1,568        25,186
         InterVoice Inc.                            +      1,990        13,059
         ITC DeltaCom Inc.                          +      3,294        73,497
         L-3 Communications Holdings Inc.           +      2,424       138,320
         Latitude Communications Inc.               +      1,300        14,544
         LCC International Inc. "A"                 +      1,600        43,700
         Leap Wireless International Inc.           +      1,555        73,085
         Level 3 Communications Inc.                +     22,641     1,992,408
         Lifeline Systems Inc.                      +        214         2,996

         Lightbridge Inc.                           +      1,590        37,961
         Lightpath Technologies Inc. "B"            +        500        19,906
         Loral Space & Communications Ltd.          +     16,097       111,673
         MarketWatch.com Inc.                       +      1,125        21,164
         MCK Communications Inc.                    +      1,300        30,063
         McLeodUSA Inc. "A"                         +     35,413       732,606
         Medialink Worldwide Inc.                   +        237         1,644
         MessageMedia Inc.                          +      2,357         8,250
         Metricom Inc.                              +      1,887        52,600
         Metro One Telecommunications Inc.          +      1,210        15,201
         Metrocall Inc.                             +      4,710        42,390
         MGC Communications Inc.                    +      1,832       109,806
         Motient Corp.                              +      3,084        48,380
         Natural Microsystems Corp.                 +        990       111,313
         Net2Phone Inc.                             +      1,300        46,394
         Network Access Solutions Corp.             +      2,300        21,994
         Network Plus Corp.                         +      3,300        46,819
         Next Level Communications Inc.             +      4,900       420,175
         NorthEast Optic Network Inc.               +        892        54,970
         Notify Technology Corp.                    +        200           763
         NTL Inc.                                   +      8,878       531,570
         NumereX Corp. "A"                          +      2,900        35,888
         Osicom Technologies Inc.                   +        721        61,015
         Pacific Gateway Exchange Inc.              +      1,158         3,944
         Pac-West Telecomm Inc.                     +      1,900        38,000
         PanAmSat Corp.                             +      1,154        50,415
         P-Com Inc.                                 +      4,105        23,347
         Plantronics Inc.                           +      1,240       143,220
         Pliant Systems Inc.                        +      2,200        13,750
         Polycom Inc.                               +      2,224       209,265
         Powertel Inc.                              +      1,817       128,893
         Powerwave Technologies Inc.                +      3,813       167,772
         Primus Telecommunications Group Inc.       +      2,354        58,556
         Proxim Inc.                                +        698        69,080
         PTEK Holdings Inc.                         +      4,348        14,131
         Qwest Communications International Inc.    +     47,084     2,339,486
         Razorfish Inc.                             +      5,150        82,722
         RCN Corp.                                  +      4,617       117,156
         Rural Cellular Corp. "A"                   +        786        60,178
         Savvis Communications Corp.                +      6,224        81,301
         Sawtek Inc.                                +      2,366       136,193
         SCC Communications Corp.                   +        400         2,700
         Seachange International Inc.               +      1,209        34,910
         Sirius Satellite Radio Inc.                +      2,037        90,265
         Spectralink Corp.                          +      1,666        24,365
         STAR Telecommunications Inc.               +      4,590        11,618
         Startec Global Communications Corp.        +      1,801        19,248
         STM Wireless Inc. "A"                      +      1,000         5,875
         Talk.com Inc.                              +      3,388        19,693
         Tekelec                                    +      3,821       184,124
         TeleCorp. PCS Inc.                         +      5,423       218,615
         Teligent Inc. "A"                          +      2,265        53,511
         Telocity Inc.                              +      6,837        31,194
         Telular Corp.                              +      2,200        26,400
         Terayon Communications Systems Inc.        +      3,668       235,612

         Tessco Technologies Inc.                   +        162         4,536
         Time Warner Telecom Inc. "A"               +      1,600       103,000
         Titan Corp. (The)                          +      3,376       151,057
         T-Netix Inc.                               +      1,582         6,625
         Tollgrade Communications Inc.              +        628        83,210
         Total-Tel USA Communications Inc.          +        284         2,840
         Tritel Inc.                                +      6,200       184,063
         Triton PCS Holdings Inc. "A"               +      3,100       179,025
         Tut Systems Inc.                           +      1,000        57,375
         Ultrak Inc.                                +        542         4,404
         United States Cellular Corp.               +      5,509       347,067
         Ursus Telecom Corp.                        +        300         1,950
         US LEC Corp. "A"                           +        581         9,877
         Vari-L Co. Inc.                            +        300         3,488
         VerticalNet Inc.                           +      4,600       169,913
         VIALOG Corp.                               +        600         2,325
         Viasat Inc.                                +        457        24,792
         Viatel Inc.                                +      2,859        81,660
         Vixel Corp.                                +      3,900        32,175
         Voicestream Wireless Corp.                 +     10,105     1,175,180
         VTEL Corp.                                 +      2,700        10,125
         Warwick Valley Telephone Co.                         89         3,516
         WebLink Wireless Inc.                      +      5,172        68,529
         West Teleservices Corp.                    +      3,433        86,898
         Westell Technologies Inc.                  +      1,858        27,870
         Western Wireless Corp. "A"                 +      4,526       246,667
         Winstar Communications Inc.                +      5,399       182,891
         WorldGate Communications Inc.              +      2,600        46,150
         XETA Corp.                                 +        200         6,238
         ZixIt Corp.                                +        749        34,501
         Zoom Telephonics Inc.                      +      2,200        14,300
         Z-Tel Technologies Inc.                    +      1,500        18,000
         -----------------------------------------------------------------------
                                                                    22,354,984
         -----------------------------------------------------------------------

         TELEPHONE--0.40%
         -----------------------------------------------------------------------
         Intermedia Communications Inc.             +      3,374       100,377
         NEXTLINK Communications Inc.               +     13,644       517,619
         Telephone & Data Systems Inc.                     3,836       384,559
         -----------------------------------------------------------------------
                                                                     1,002,555
         -----------------------------------------------------------------------

         TEXTILES--0.50%
         -----------------------------------------------------------------------
         Alpine Group (The)                         +        696         4,698
         Chemfab Corp.                              +        289         3,432
         Cintas Corp.                                     10,695       392,373
         Columbia Sportswear Co.                    +      1,629        43,779
         Cone Mills Corp.                           +        937         5,798
         Culp Inc.                                           581         2,978
         Cutter & Buck Inc.                         +      1,204         9,557
         Dan River Inc. "A"                         +      1,800         8,550
         Decorator Industries Inc.                           100           463
         Dixie Group Inc.                           +        508         1,969
         Fab Industries Inc.                                 205         2,178
         First Years Inc. (The)                              384         4,272
         Garan Inc.                                          589        13,326
         Genesco Inc.                               +      1,199        19,259

         Gerber Childrenswear Inc.                  +      1,474         7,831
         Global Sports Inc.                         +      1,439         9,264
         Guess ? Inc.                               +      2,319        32,466
         Guilford Mills Inc.                               2,139         9,091
         Haggar Corp.                                        316         3,713
         Hampshire Group Ltd.                       +        900         6,525
         Justin Industries Inc.                            1,176        25,725
         Kellwood Co.                                      1,367        28,878
         LaCrosse Footwear Inc.                              300         1,500
         Lakeland Industries Inc.                   +        200         1,250
         Leslie Fay Co. Inc.                        +         45           152
         Maxwell Shoe Co. Inc. "A"                  +      1,224        12,087
         McNaughton Apparel Group Inc.              +        300         3,150
         Mohawk Industries Inc.                     +      4,665       101,464
         Nautica Enterprises Inc.                   +      2,466        26,355
         Oxford Industries Inc.                              814        14,652
         Penn Engineering & Manufacturing Corp.              417        14,699
         Perry Ellis International Inc.             +      1,000         8,000
         Pillowtex Corporation                               731         3,107
         Polo Ralph Lauren Corp.                    +      2,206        31,436
         Polymer Group Inc.                                2,131        19,712
         PremiumWear Inc.                           +        200         2,675
         Quaker Fabric Corp.                        +        700         3,544
         Quiksilver Inc.                            +      1,669        25,974
         Rocky Shoes & Boots Inc.                   +        100           506
         Saucony Inc. "B"                           +        300         2,963
         Shaw Industries Inc.                              7,495        93,688
         Sirena Apparel Group Inc. (The)            +        300             2
         Sport-Haley Inc.                           +        200           825
         Starter Corp.                              +      3,200             3
         Superior Uniform Group Inc.                         989         8,592
         Tag-It Pacific Inc.                        +        500         2,469
         Tandy Brands Accessories Inc.              +        700         5,513
         Tarrant Apparel Group                      +      2,213        19,779
         Timberland Co.                             +      1,226        86,816
         Triarc Companies Inc.                      +      1,308        26,814
         Tropical Sportswear International Corp.    +        349         6,108
         Westpoint Stevens Inc.                            3,330        37,046
         Weyco Group Inc.                                    487        12,419
         Wolverine World Wide Inc.                         4,159        41,070
         -----------------------------------------------------------------------
                                                                     1,250,495
         -----------------------------------------------------------------------

         TOBACCO--0.11%
         -----------------------------------------------------------------------
         R.J. Reynolds Tobacco Holdings Inc.               7,800       217,913
         Universal Corporation                             1,406        29,702
         Vector Group Ltd.                                 1,483        21,874
         -----------------------------------------------------------------------
                                                                       269,489
         -----------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.02%
         -----------------------------------------------------------------------
         Department 56 Inc.                         +      1,908        20,988
         Topps Co. (The)                            +      2,611        30,027
         -----------------------------------------------------------------------
                                                                        51,015
         -----------------------------------------------------------------------

         TRANSPORTATION--0.92%
         -----------------------------------------------------------------------
         ABC Rail Products Corp.                    +      1,831        14,648

         Airborne Freight Corp.                            2,660        50,374
         Alexander & Baldwin Inc.                          3,400        75,013
         Allied Holdings Inc.                       +        490         2,940
         AMERCO                                     +      1,611        32,220
         American Classic Voyages Co.               +      2,034        41,951
         American Freightways Corp.                 +      2,215        32,118
         Arkansas Best Corp.                        +      1,223        12,154
         Arnold Industries Inc.                            2,724        32,858
         Avis Rent A Car Inc.                       +      2,100        39,375
         Boyd Brothers Transportation Inc.          +        300         1,238
         Budget Group Inc.                          +      1,609         6,637
         Carey International Inc.                   +        448         6,216
         Celadon Group Inc.                         +        445         5,006
         CH Robinson Worldwide Inc.                        2,243       111,029
         Circle International Group Inc.                   1,666        41,858
         CNF Transportation Inc.                           3,238        73,665
         Consolidated Freightways Corp.             +      1,266         5,143
         Covenant Transport Inc. "A"                +        663         5,304
         Dollar Thrifty Automotive Group Inc.       +      1,679        30,957
         EGL Inc.                                   +      1,407        43,265
         Expeditors International Washington Inc.          3,404       161,690
         Florida East Coast Industries Inc.                2,523       100,920
         Forward Air Corp.                          +        993        39,720
         Fritz Companies Inc.                       +      3,622        37,352
         Genesee & Wyoming Inc. "A"                 +        183         3,065
         Greenbrier Companies Inc.                           525         3,806
         Heartland Express Inc.                     +      2,142        35,745
         Hub Group Inc."A"                          +        358         5,348
         Hunt (J.B.) Transport Services Inc.               2,492        38,470
         Hvide Marine Inc. "A"                      +          5             1
         International Aircraft Investors           +      1,400         7,350
         International Shipholding Corp.                     846         7,403
         Kenan Transport Co.                                 108         2,187
         Kirby Corp.                                +      2,435        51,744
         KLLM Transport Services Inc.               +        500         3,953
         Landair Corp.                              +      1,000         4,875
         Landstar System Inc.                       +        464        27,637
         Lynch Corp.                                +         52         1,684
         Lynch Interactive Corp.                    +        152        14,288
         M.S. Carriers Inc.                         +      1,348        23,759
         Maritrans Inc.                                      540         3,274
         Marten Transport Ltd.                      +        300         3,900
         Morgan Group Inc. (The) "A"                         200         1,200
         Motor Cargo Industries Inc.                +        400         1,850
         Oglebay Norton Co.                                  475        12,113
         Old Dominion Freight Line Inc.             +        506         4,934
         Overseas Shipholding Group Inc.                   1,746        42,995
         P.A.M. Transportation Services Inc.        +        673         6,394
         Polaris Industries Partners LP "A"                1,247        39,904
         Providence & Worcester Railroad Co.                 500         3,813
         RailAmerica Inc.                           +        983         6,267
         Roadway Express Inc.                                965        22,617
         Rollins Truck Leasing Corp.                       5,430        37,671
         Royal Caribbean Cruises Ltd.                     11,518       213,083
         Simon Transportation Services Inc.         +        500         2,969

         Swift Transportation Co. Inc.              +      4,041        56,574
         Thor Industries Inc.                              1,446        30,366
         Todd Shipyards Corporation                 +        600         4,725
         TransFinancial Holdings Inc.               +        200           300
         Transport Corp. of America Inc.            +        591         3,842
         U.S. Xpress Enterprises Inc. "A"           +        682         5,499
         United Parcel Service Inc.                        6,800       401,200
         US Freightways Corp.                              1,375        33,773
         USA Truck Inc.                             +        547         3,214
         Werner Enterprises Inc.                           2,322        26,848
         Willis Lease Finance Corp.                 +        368         2,300
         Wisconsin Central Transportation Corp.     +      4,587        59,631
         Yellow Corporation                         +      2,448        36,108
         -----------------------------------------------------------------------
                                                                     2,302,330
         -----------------------------------------------------------------------

         TRUCKING & LEASING--0.05%
         -----------------------------------------------------------------------
         GATX Corporation                                  2,804        95,336
         Xtra Corp.                                 +        687        27,094
         -----------------------------------------------------------------------
                                                                       122,430
         -----------------------------------------------------------------------

         WATER--0.16%
         -----------------------------------------------------------------------
         American Water Works Inc.                         6,509       162,725
         Azurix Corp.                               +      6,400        50,000
         California Water Service Group                    1,464        35,502
         Connecticut Water Service Inc.                      467        12,492
         E-Town Corp.                                         76         5,049
         Kaiser Ventures Inc.                       +        478         6,632
         Middlesex Water Co.                                 461        13,196
         Philadelphia Suburban Corp.                       2,212        45,346
         Southwest Water Co.                                 282         3,666
         United Water Resources Inc.                       2,177        75,923
         -----------------------------------------------------------------------
                                                                       410,531
         -----------------------------------------------------------------------
         TOTAL COMMON STOCKS
         (Cost: $205,525,982)                                      240,301,565
         -----------------------------------------------------------------------


         Security                                    Principal       Value
         -----------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--0.41%

         -----------------------------------------------------------------------
         U.S. Treasury Bills
           5.61%, 09/21/00                      * ++   1,040,000     1,026,896
         -----------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $1,026,675)                                          1,026,896
         -----------------------------------------------------------------------

         Security                                    Principal       Value
         -----------------------------------------------------------------------

         REPURCHASE AGREEMENTS--3.15%
         -----------------------------------------------------------------------

         Investors Bank and Trust Tri Party
         Repurchase Agreement, dated 6/30/00,
         due 7/03/00, with a maturity value
         of $7,878,475 and an effective
         yield of 6.30%.                               7,874,341     7,874,341
         -----------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost: $7,874,341)                                          7,874,341
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------

         TOTAL INVESTMENTS IN SECURITIES -- 99.86%
         (Cost $214,426,998)                                       249,202,802
         -----------------------------------------------------------------------
         Other Assets, Less Liabilities -- 0.14%                       341,964
         -----------------------------------------------------------------------
         NET ASSETS -- 100.00%                                    $249,544,766
         =====================================================================


--------------------------------------------------------------------------------
+   Non-income earning securities.
*   Yield to Maturity.
++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of Mid Cap 400 Index and Russell 2000 Index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments:
In Extended Index Master Portfolio
  (Master Portfolio), at market value (Note 1)               $9,175,097
                                                             ----------
Total Assets                                                  9,175,097
                                                             ----------
LIABILITIES
Payables:
         Capital shares redeemed                                 25,107
         Accrued administration fee (Note 2)                      7,068
         Distribution to shareholders                            13,714
         Due to E*TRADE Asset Management, Inc. (Note 2)             591
                                                             ----------
Total Liabilities                                                46,480
                                                             ----------
NET ASSETS                                                   $9,128,617
                                                             ==========
NET ASSETS CONSIST OF:
         Paid-in capital                                      8,601,967
         Distributions in excess of net investment income        (5,881)
         Undistributed net realized gain on investments         213,964
         Net unrealized appreciation of investments             318,567
                                                             ----------
NET ASSETS                                                   $9,128,617
                                                             ==========
Shares outstanding                                              710,202
                                                             ==========
Net asset value and offering price per share                 $    12.85
                                                             ==========


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
         Dividends                                                  $  28,749
         Interest                                                       8,768
         Expenses                                                      (3,669)
                                                                    ---------
Net investment income allocated from Master Portfolio                  33,848
                                                                    ---------
FUND EXPENSES (NOTE 2)
         Administration fees                                            9,470
         Advisory fees                                                    730
         Trustee fees                                                     361
                                                                    ---------
Total fund expenses                                                    10,561
                                                                    ---------
Less:
         Waived Trustee fees (Note 2)                                    (361)
                                                                    ---------
Total Net Expenses                                                     10,200
                                                                    ---------
Net investment income                                                  23,648
                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
   FROM MASTER PORTFOLIO
         Net realized gain on investments                             185,368
         Net realized loss on sale of futures contracts               (21,915)
         Net change in unrealized depreciation of investment         (338,441)
         Net change in unrealized depreciation of future con           (9,287)
                                                                    ---------
Net realized and unrealized loss on investments and future
  contracts allocated from Extended Market Index Master Port         (184,275)
                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(160,627)
                                                                    =========


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD AUGUST 13,
                                                             FOR THE SIX MONTHS   1999 (COMMENCEMENT OF
                                                            ENDED JUNE 30, 2000    OPERATIONS) THROUGH
                                                                 (UNAUDITED)        DECEMBER 31, 1999
                                                            -------------------  ------------------------




INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
         Net investment income                                    $   23,648           $   7,082
         Net realized gain                                           163,453              50,511
         Net change in unrealized appreciation (depreciation)       (347,728)            666,295
                                                                  ----------           ----------
Net increase (decrease) in net assets resulting from operations     (160,627)            723,888
                                                                  ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
         From net investment income                                  (28,301)             (8,359)
                                                                  ----------           ----------
Total distributions to shareholders                                  (28,301)             (8,359)
                                                                  ----------           ----------
CAPITAL SHARE TRANSACTIONS:
         Proceeds from shares sold                                 6,700,743           4,049,834
         Net asset value of shares issued in reinvestment
            of dividends and distributions                            21,280                 897
         Cost of shares redeemed (net of redemption fees of
            $6,101 and $1,228, respectively)                      (1,871,452)           (299,286)
                                                                  ----------           ----------
Net increase in net assets resulting from capital
   share transactions                                              4,850,571           3,751,445
                                                                  ----------           ----------
Increase in net assets                                             4,661,643           4,466,974
NET ASSETS:
Beginning of period                                                4,466,974                   0
                                                                  ----------           ----------
End of period (including distributions in excess of
   net investment income of $5,881 and $1,228)                    $9,128,617           $4,466,974
                                                                  ==========           ==========
SHARES ISSUED AND REDEEMED:
         Shares sold                                                 506,411             377,377
         Shares issued in reinvestment of dividends
            and distributions                                          1,635                  92
         Shares redeemed                                            (147,264)            (28,049)
                                                                  ----------           ----------
Net increase in shares outstanding                                   360,782             349,420
                                                                  ==========           ==========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

E*Trade Extended Market Index Fund
--------------------------------------------------------------------------------

                                                                                          Period From
                                                                             Six        Aug. 13, 1999
                                                                    Months Ended        (Commencement
                                                                   Jun. 30, 2000    of Operations) to
                                                                     (Unaudited)++      Dec. 31, 1999++
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $12.78            $10.00
                                                                         ------            ------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income                                             0.04              0.03
         Net realized and unrealized gain on investments                   0.06              2.78
                                                                         ------            ------
TOTAL FROM INVESTMENT OPERATIONS                                           0.10              2.81
                                                                         ------            ------
LESS DISTRIBUTIONS:
         From net investment income                                       (0.04)            (0.03)
                                                                         ------            ------
TOTAL DISTRIBUTIONS                                                       (0.04)            (0.03)
                                                                         ------            ------
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                                   0.01              0.00***
                                                                         ------            ------
NET ASSET VALUE, END OF PERIOD                                           $12.85**          $12.78
                                                                         ======            ======
TOTAL RETURN                                                               0.87%            28.11%*
                                                                         ======            ======
RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (000s)                                $9,129            $4,467
         Ratio of expenses to average net assets                   +       0.38%+++          0.38%+++
         Ratio of net investment income to average net assets      +       0.65%             0.95%
         Portfolio turnover rate                                   1      14.00%            17.00%

--------------------------------------------------------------------------------

* For the period August 13, 1999 (Commencement of operations) to December 31, 1999 and not indicative of a full year's operating results or future returns.
** For the six months ended June 30, 2000 and not indicative of a full year's operating results or future returns.
***  Rounds to less than $0.01.
+    Annualized.
++ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Extended Index Master Portfolio.
+++ The Investment Adviser has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1, 2000 through May 9, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged.
1    Represents the Portfolio turnover rate of the corresponding Master
     Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Extended Market Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000 the Trust offered eight series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Extended Market Index Fund.

         The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index.*

         *Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Wilshire 4500 Equity Index (TM)", "Wilshire 4500 Index (TM)", and "Wilshire 4500
     (TM)", are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates not the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

         The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.


     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects that Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000, the value of the Fund's investment in the Master Portfolio was 4% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.



     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

     REDEMPTION FEES

         For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that are redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee is 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.26% of its average daily net assets for its services as administrator of the Fund.

         The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the six months ended June 30, 2000. Effective May 9, 2000, the trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investments at market value (Cost: $214,426,998) (Note 1)      $249,202,802
Receivables:
         Investment securities sold                                 928,577
         Dividends and interest                                     185,118
         Due from broker - variation margin                          49,350
                                                               ------------
Total Assets                                                    250,365,847
                                                               ------------
LIABILITIES
Payables:
         Investment securities purchased                            708,694
         Due to BGI and Stephens (Note 2)                           112,387
                                                               ------------
Total Liabilities                                                   821,081
                                                               ------------
NET ASSETS                                                     $249,544,766
                                                               ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
         Dividends (Net of foreign withholding tax of $63)                              $   920,293
         Interest                                                                           298,136
                                                                                        -----------
Total investment income                                                                   1,218,429
                                                                                        -----------
EXPENSES (NOTE 2)
         Advisory fees                                                                       95,759
         Administration fees                                                                 23,940
                                                                                        -----------
Total expenses                                                                              119,699
                                                                                        -----------
Net investment income                                                                     1,098,730
                                                                                        -----------
REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS
         Net realized gain on sale of investments                                         6,020,047
         Net realized loss on sale of futures contracts                                    (547,538)
         Net change in unrealized appreciation (depreciation) of investments             (9,637,412)
         Net change in unrealized appreciation (depreciation) of futures contracts         (358,150)
                                                                                        -----------
Net loss on investments                                                                  (4,523,053)
                                                                                        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $(3,424,323)
                                                                                        ===========


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE SIX MONTHS
                                                                ENDED JUNE 30, 2000  FOR THE PERIOD ENDED
                                                                        (UNAUDITED)     DECEMBER 31, 1999*
                                                                -------------------  ---------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
         Net investment income                                         $  1,098,730        $  1,614,308

         Net realized gain                                                5,472,509           9,035,857
         Net change in unrealized appreciation (depreciation)            (9,995,562)         44,735,266
                                                                       ------------        ------------
Net increase (decrease) in net assets resulting from operations          (3,424,323)         55,385,431
                                                                       ------------        ------------
INTERESTHOLDER TRANSACTIONS:
         Contributions                                                  126,561,441         215,020,329
         Withdrawals                                                    (76,048,903)        (67,949,209)
                                                                       ------------        ------------
Net increase in net assets resulting from interestholder transactions    50,512,538         147,071,120
                                                                       ------------        ------------
Increase in net assets                                                   47,088,215         202,456,551
NET ASSETS:
Beginning of period                                                     202,456,551                  --
                                                                       ------------        ------------
End of period                                                          $249,544,766        $202,456,551
                                                                       ============        ============

--------------------------------------------------------------------------------
*  Period from March 1, 1999 (commencement of operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.


     These financial statements relate to the Extended Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     SECURITY VALUATION

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:


     NUMBER OF                           EXPIRATION            NOTIONAL       NET UNREALIZED
     CONTRACTS                  TYPE           DATE      CONTRACT VALUE       (DEPRECIATION)
     --------------------------------------------------------------------------------------------
     9            Mid-Cap 400 Index         9/15/00     $     2,197,350      $      (34,650)
     24           Russell 2000 Index        9/15/00           6,271,200              (1,450)
                                                                             --------------------
                                                                             $      (36,100)
                                                                             ====================

     The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $1,040,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 6.50%, a maturity date of 08/15/05 and an aggregate market value of $8,038,592.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:


    U.S. GOVERNMENT OBLIGATIONS:

    Purchases at cost              $          --
    Sales proceeds                            --
    OTHER SECURITIES:

    Purchases at cost              $  82,764,955
    Sales proceeds                    32,652,077



     At June 30, 2000 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:




                   TAX        UNREALIZED        UNREALIZED    NET UNREALIZED
                  COST      APPRECIATION      DEPRECIATION      APPRECIATION
-----------------------------------------------------------------------------

          $214,426,998       $66,068,430     $(31,292,626)       $34,775,804


4.   FINANCIAL HIGHLIGHTS

     The ratios of  expenses to average net  assets,  net  investment  income to
average  net  assets  and  portfolio   turnover  rates   (excluding   short-term
securities) for the Master Portfolio are as follows:

                                                                 SIX        FOR THE
                                                        MONTHS ENDED   PERIOD ENDED
                                                       JUNE 30, 2000   DECEMBER 31,
                                                         (UNAUDITED)           1999 *
-------------------------------------------------------------------------------------
     Ratio of expenses to average net assets         +         0.10%          0.10%
     Ratio of net investment income to average net
     assets                                          +         0.92%          1.26%
     Portfolio turnover rate                                     14%            17%

-------------------------------------------------------------------------------------

* Period from March 1, 1999 (commencement of operations) to December 31, 1999.

+ Annualized for period of less than one year.